UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05038

Clearwater Investment Trust
(Exact name of registrant as specified in charter)

2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930
(Address of principal executive offices)	(Zip code)

Stephen G. Simon Chief Compliance Officer Fiduciary Counselling, Inc. 2000 Wells Fargo Place, 30 East 7th Street Saint Paul, Minnesota 55101-4930

Copy to: John V. O’Hanlon, Esquire Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, Massachusetts 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 651-228-0935

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:

Consumer Discretionary:
2,300	ABERCROMBIE & FITCH CO., CLASS A	$50,218	83,582
1,500	ADVANCE AUTO PARTS, INC.	53,557	195,450
6,150	AMAZON.COM, INC.(b)	274,721	1,983,006
1,600	AMC NETWORKS, INC., CLASS A(b)	25,785	93,472
3,300	AMERICAN EAGLE OUTFITTERS, INC.	33,099	47,916
24,466	AMERICAN PUBLIC EDUCATION, INC.(b)	897,022	660,337
1,300	AUTOLIV, INC.(c)	29,595	119,496
500	AUTOZONE, INC.(b)	32,038	254,830
4,575	BED BATH & BEYOND, INC.(b)	120,780	301,172
709,000	BFC FINANCIAL CORP., CLASS A(b)	2,859,268	2,793,460
1,400	BIG LOTS, INC.	15,477	60,270
4,400	BORGWARNER, INC.	51,799	231,484
750	BRINKER INTERNATIONAL, INC.	10,084	38,092
4,168	CARMAX, INC.(b)	50,984	193,604
2,700	CARNIVAL CORP.	80,824	108,459
6,043	CBS CORP., CLASS B (NON VOTING)	52,350	323,300
14,430	CHARTER COMMUNICATIONS, INC., CLASS A(b)	1,866,908	2,184,269
600	CHICO’S FAS, INC.	5,619	8,862
300	CHIPOTLE MEXICAN GRILL, INC.(b)	89,324	199,977
68,820	CINEMARK HOLDINGS, INC.	1,340,356	2,342,633
18,500	CLEAR CHANNEL OUTDOOR HOLDINGS, INC., CLASS A	62,472	124,690
5,000	COACH, INC.	19,161	178,050
36,800	COMCAST CORP., CLASS A	586,118	1,979,104
1,345	CST BRANDS, INC.	11,311	48,353
2,300	DARDEN RESTAURANTS, INC.	47,909	118,358
2,400	DEVRY EDUCATION GROUP, INC.	44,808	102,744
1,500	DICK’S SPORTING GOODS, INC.	24,802	65,820
39,751	DIRECTV(b)	1,598,179	3,439,257
2,800	DISCOVERY COMMUNICATIONS, INC., CLASS A(b)	85,916	105,840
2,800	DISCOVERY COMMUNICATIONS, INC., CLASS C(b)	82,270	104,384
1,000	DOLLAR GENERAL CORP.(b)	46,180	61,110
6,700	DOLLAR TREE, INC.(b)	61,517	375,669
4,600	DR HORTON, INC.	22,057	94,392
710	EXPEDIA, INC.	10,883	62,210
500	FAMILY DOLLAR STORES, INC.	12,652	38,620
3,000	FOOT LOCKER, INC.	40,394	166,950
54,163	FORD MOTOR CO.	279,997	801,071
3,600	GAMESTOP CORP., CLASS A	14,505	148,320
5,700	GANNETT CO., INC.	51,200	169,119
4,100	GAP (THE), INC.	58,946	170,929
2,200	GARMIN LTD.(c)	40,557	114,378
7,200	GENERAL MOTORS CO.	180,240	229,968
7,500	GENTEX CORP.	106,860	200,775
3,450	GENUINE PARTS CO.	102,424	302,600
1,900	GOODYEAR TIRE & RUBBER (THE) CO.	26,258	42,911
22,100	GROUPON, INC.(b)	169,823	147,628
57,900	H&R BLOCK, INC.	799,932	1,795,479
500	HANESBRANDS, INC.	10,750	53,720
6,750	HARLEY-DAVIDSON, INC.	39,547	392,850
4,300	HARMAN INTERNATIONAL INDUSTRIES, INC.	74,798	421,572
400	HASBRO, INC.	10,206	21,998
29,525	HOME DEPOT (THE), INC.	19,256	2,708,624
15,600	INTERPUBLIC GROUP OF (THE) COS., INC.	40,950	285,792
2,100	JARDEN CORP.(b)	25,277	126,231
9,500	JOHNSON CONTROLS, INC.	262,575	418,000
7,750	KOHL’S CORP.	86,000	472,982
6,190	L BRANDS, INC.	70,745	414,606
4,200	LAMAR ADVERTISING CO., CLASS A	55,664	206,850
180	LANDS’ END, INC.(b)	4,697	7,401
6,238	LAS VEGAS SANDS CORP.	182,807	388,066
3,000	LEAR CORP.	128,814	259,230
2,900	LENNAR CORP., CLASS A	38,266	112,607
5,832	LIBERTY GLOBAL PLC, SERIES A(b)(c)	51,410	248,093
7,374	LIBERTY GLOBAL PLC, SERIES C(b)(c)	64,301	302,445
88,880	LIBERTY INTERACTIVE CORP., CLASS A(b)	1,551,796	2,534,858
3,132	LIBERTY MEDIA CORP., CLASS A(b)	4,877	147,768
6,264	LIBERTY MEDIA CORP., CLASS C(b)	9,098	294,345

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont’d):
1,580	LIBERTY TRIPADVISOR HOLDINGS, INC., CLASS A(b)	$11,997	53,562
1,580	LIBERTY VENTURES, SERIES A(b)	11,583	59,977
1,200	LKQ CORP.(b)	14,970	31,908
13,100	LOWE’S COS., INC.	335,332	693,252
5,000	MACY’S, INC.	81,374	290,900
66,130	MARKS & SPENCER GROUP PLC ADR(c)(d)	772,476	868,287
4,969	MARRIOTT INTERNATIONAL, INC., CLASS A	60,013	347,333
496	MARRIOTT VACATIONS WORLDWIDE CORP.(b)	3,643	31,451
4,200	MATTEL, INC.	65,973	128,730
16,002	MCDONALD’S CORP.	358,888	1,517,150
6,600	MGM RESORTS INTERNATIONAL(b)	54,922	150,348
2,300	MICHAEL KORS HOLDINGS LTD.(b)(c)	143,056	164,197
600	MOHAWK INDUSTRIES, INC.(b)	26,796	80,892
1,400	MORNINGSTAR, INC.	57,577	95,060
35,323	MURPHY USA, INC.(b)	1,388,911	1,874,238
700	NETFLIX, INC.(b)	41,142	315,826
2,200	NEWELL RUBBERMAID, INC.	26,950	75,702
7,175	NEWS CORP., CLASS A(b)	36,051	117,311
11,100	NIKE, INC., CLASS B	238,634	990,120
4,300	NORDSTROM, INC.	45,233	293,991
100	NVR, INC.(b)	51,542	113,002
2,695	OMNICOM GROUP, INC.	78,532	185,578
2,300	O’REILLY AUTOMOTIVE, INC.(b)	69,868	345,828
1,500	PANERA BREAD CO., CLASS A(b)	69,668	244,080
2,600	PETSMART, INC.	55,966	182,234
800	PRICELINE GROUP (THE), INC.(b)	194,799	926,864
14,100	PULTEGROUP, INC.	58,797	249,006
600	PVH CORP.	22,503	72,690
1,500	RALPH LAUREN CORP.	31,320	247,095
3,000	REGAL ENTERTAINMENT GROUP, CLASS A	28,787	59,640
4,600	ROSS STORES, INC.	36,395	347,668
30,020	ROYAL CARIBBEAN CRUISES LTD.	906,417	2,020,046
600	SCRIPPS NETWORKS INTERACTIVE, INC., CLASS A	21,337	46,854
71,600	SEARS HOLDINGS CORP.(b)	2,655,844	1,806,468
10,400	SERVICE CORP. INTERNATIONAL	74,152	219,856
11,000	SIRIUS XM HOLDINGS, INC.(b)	29,370	38,390
14,250	STARBUCKS CORP.	182,046	1,075,305
710	STARWOOD HOTELS & RESORTS
	WORLDWIDE, INC.	14,193	59,079
12,200	TARGET CORP.	353,659	764,696
1,000	TEMPUR SEALY INTERNATIONAL, INC.(b)	31,500	56,170
2,100	TESLA MOTORS, INC.(b)	147,498	509,628
6,200	THOMSON REUTERS CORP.	178,087	225,742
1,900	THOR INDUSTRIES, INC.	22,316	97,850
4,200	TIFFANY & CO.	122,192	404,502
5,979	TIME WARNER CABLE, INC.	194,384	857,927
21,033	TIME WARNER, INC.	457,012	1,581,892
2,629	TIME, INC.(b)	19,683	61,597
10,094	TJX (THE) COS., INC.	86,033	597,262
400	TRACTOR SUPPLY CO.	20,180	24,604
2,210	TRIPADVISOR, INC.(b)	42,908	202,038
900	TRW AUTOMOTIVE HOLDINGS CORP.(b)	21,698	91,125
21,400	TWENTY-FIRST CENTURY FOX, INC., CLASS A	165,966	733,806
1,000	UNDER ARMOUR, INC., CLASS A(b)	23,330	69,100
2,127	URBAN OUTFITTERS, INC.(b)	37,857	78,061
6,800	VF CORP.	87,065	449,004
32,607	VIACOM, INC., CLASS B	1,360,367	2,508,783
800	VISTEON CORP.(b)	33,968	77,800
29,560	WALT DISNEY (THE) CO.	578,637	2,631,727
2,100	WHIRLPOOL CORP.	89,510	305,865
5,475	WYNDHAM WORLDWIDE CORP.	24,501	444,898
1,600	WYNN RESORTS LTD.	32,322	299,328
9,016	YUM! BRANDS, INC.	78,831	648,972
		27,825,574	63,372,733	11.87%
Consumer Staples:
29,200	ALTRIA GROUP, INC.	128,021	1,341,448
11,500	ARCHER-DANIELS-MIDLAND CO.	219,815	587,650
2,916	BROWN-FORMAN CORP., CLASS B	57,343	263,082

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont’d):
21,567	BUNGE LTD.	$1,406,979	1,816,588
4,000	CHURCH & DWIGHT CO., INC.	100,310	280,640
3,000	CLOROX (THE) CO.	154,515	288,120
64,481	COCA-COLA (THE) CO.	991,395	2,750,759
1,900	COCA-COLA ENTERPRISES, INC.	80,180	84,284
16,980	COLGATE-PALMOLIVE CO.	539,355	1,107,436
2,700	CONAGRA FOODS, INC.	55,904	89,208
4,600	CONSTELLATION BRANDS, INC., CLASS A(b)	63,227	400,936
7,800	COSTCO WHOLESALE CORP.	237,671	977,496
470	CRIMSON WINE GROUP LTD.(b)	2,671	4,310
16,225	CVS CAREMARK CORP.	642,050	1,291,348
750	DEAN FOODS CO.	12,421	9,937
16,185	DIAGEO PLC ADR(c)(d)	1,214,077	1,867,749
6,000	DR PEPPER SNAPPLE GROUP, INC.	125,060	385,860
397	ENERGIZER HOLDINGS, INC.	20,533	48,914
3,734	ESTEE LAUDER (THE) COS., INC., CLASS A	70,943	279,004
2,700	FLOWERS FOODS, INC.	25,434	49,572
12,400	GENERAL MILLS, INC.	277,056	625,580
3,300	HERBALIFE LTD.	45,262	144,375
2,342	HERSHEY (THE) CO.	112,137	223,497
2,400	HORMEL FOODS CORP.	43,206	123,336
1,700	INGREDION, INC.	48,104	128,843
1,600	JM SMUCKER (THE) CO.	64,617	158,384
2,700	KELLOGG CO.	155,123	166,320
5,800	KEURIG GREEN MOUNTAIN, INC.	122,296	754,754
1,550	KIMBERLY-CLARK CORP.	72,786	166,734
7,679	KRAFT FOODS GROUP, INC.	111,450	433,096
13,400	KROGER (THE) CO.	228,089	696,800
5,322	LORILLARD, INC.	80,950	318,841
700	MCCORMICK & CO., INC. (NON VOTING)	21,613	46,830
2,200	MEAD JOHNSON NUTRITION CO.	103,422	211,684
1,300	MOLSON COORS BREWING CO., CLASS B	37,840	96,772
26,338	MONDELEZ INTERNATIONAL, INC., CLASS A	285,157	902,472
1,400	MONSTER BEVERAGE CORP.(b)	44,343	128,338
27,391	PEPSICO, INC.	1,025,750	2,549,828
30,132	PHILIP MORRIS INTERNATIONAL, INC.	261,758	2,513,009
200	POST HOLDINGS, INC.(b)	4,616	6,636
45,360	PROCTER & GAMBLE (THE) CO.	772,158	3,798,446
3,500	REYNOLDS AMERICAN, INC.	50,449	206,500
1,600	SAFEWAY, INC.	28,960	54,880
8,000	SYSCO CORP.	124,114	303,600
6,010	TYSON FOODS, INC., CLASS A	53,610	236,614
48,000	UNILEVER N.V. (REGISTERED)(c)	1,454,959	1,904,640
20,150	WALGREEN CO.	231,445	1,194,290
19,723	WAL-MART STORES, INC.	776,452	1,508,218
8,800	WHOLE FOODS MARKET, INC.	116,393	335,368
		12,902,019	33,863,026	6.34%
Energy:
9,446	ANADARKO PETROLEUM CORP.	319,802	958,202
2,000	APACHE CORP.	160,522	187,740
600	ATWOOD OCEANICS, INC.(b)	18,078	26,214
29,755	BAKER HUGHES, INC.	1,670,055	1,935,860
62,000	BP PLC ADR(c)(d)	2,753,380	2,724,900
3,400	CABOT OIL & GAS CORP.	76,023	111,146
4,800	CAMERON INTERNATIONAL CORP.(b)	124,988	318,624
146,100	CHESAPEAKE ENERGY CORP.	2,540,798	3,358,839
33,195	CHEVRON CORP.	1,449,959	3,960,827
400	CIMAREX ENERGY CO.	24,076	50,612
7,200	COBALT INTERNATIONAL ENERGY, INC.(b)	63,000	97,920
1,700	CONCHO RESOURCES, INC.(b)	49,632	213,163
25,444	CONOCOPHILLIPS	460,670	1,946,975
4,531	CONSOL ENERGY, INC.	118,221	171,544
2,000	CONTINENTAL RESOURCES, INC.(b)	20,765	132,960
9,300	DENBURY RESOURCES, INC.	88,950	139,779
33,258	DEVON ENERGY CORP.	2,060,034	2,267,530
3,000	DRESSER-RAND GROUP, INC.(b)	98,595	246,780
1,597	ENSCO PLC, CLASS A(c)	62,508	65,972

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont’d):
9,600	EOG RESOURCES, INC.	$62,765	950,592
4,000	EQT CORP.	132,900	366,160
73,551	EXXON MOBIL CORP.	2,863,497	6,917,472
3,900	FMC TECHNOLOGIES, INC.(b)	97,950	211,809
14,958	HALLIBURTON CO.	295,103	964,941
3,100	HELMERICH & PAYNE, INC.	39,003	303,397
10,195	HESS CORP.	491,296	961,592
4,000	HOLLYFRONTIER CORP.	52,098	174,720
108,347	KEY ENERGY SERVICES, INC.(b)	946,870	524,400
7,412	KINDER MORGAN, INC.	67,014	284,176
6,400	KOSMOS ENERGY LTD.(b)(c)	61,257	63,744
5,000	MARATHON OIL CORP.	152,135	187,950
3,600	MARATHON PETROLEUM CORP.	199,978	304,812
5,500	MCDERMOTT INTERNATIONAL, INC.(b)	36,783	31,460
2,400	MURPHY OIL CORP.	27,663	136,584
4,700	NABORS INDUSTRIES LTD.(c)	70,547	106,972
8,722	NATIONAL OILWELL VARCO, INC.	193,630	663,744
1,200	NEWFIELD EXPLORATION CO.(b)	27,012	44,484
8,400	NOBLE ENERGY, INC.	158,332	574,224
32,305	OCCIDENTAL PETROLEUM CORP.	1,432,435	3,106,126
2,500	OCEANEERING INTERNATIONAL, INC.	66,222	162,925
400	OIL STATES INTERNATIONAL, INC.(b)	17,546	24,760
2,000	ONEOK, INC.	27,592	131,100
2,500	PATTERSON-UTI ENERGY, INC.	46,600	81,325
503,000	PENGROWTH ENERGY CORP.(c)	2,317,791	2,615,600
13,372	PHILLIPS 66	156,993	1,087,277
3,200	PIONEER NATURAL RESOURCES CO.	48,507	630,304
1,200	RANGE RESOURCES CORP.	39,654	81,372
700	ROWAN COS. PLC, CLASS A	23,660	17,717
36,800	SANDRIDGE ENERGY, INC.(b)	192,048	157,872
24,100	SCHLUMBERGER LTD.	848,876	2,450,729
144,385	SCORPIO TANKERS, INC.(c)	1,452,805	1,199,839
10,435	SEVENTY SEVEN ENERGY, INC.(b)	145,375	247,727
1,100	SM ENERGY CO.	57,442	85,800
7,200	SOUTHWESTERN ENERGY CO.(b)	107,060	251,640
10,954	SPECTRA ENERGY CORP.	155,906	430,054
1,200	TESORO CORP.	24,660	73,176
44,371	TIDEWATER, INC.	2,080,706	1,731,800
26,886	UNIT CORP.(b)	1,390,345	1,576,864
12,110	VALERO ENERGY CORP.	119,502	560,330
2,600	WHITING PETROLEUM CORP.(b)	73,760	201,630
6,600	WILLIAMS (THE) COS., INC.	139,909	365,310
63,630	WPX ENERGY, INC.(b)	1,413,154	1,530,938
		30,514,437	51,491,035	9.65%
Financials:
5,300	ACE LTD.(c)	280,788	555,811
1,100	AFFILIATED MANAGERS GROUP, INC.(b)	73,654	220,396
9,850	AFLAC, INC.	262,100	573,762
2,100	ALEXANDRIA REAL ESTATE EQUITIES, INC.	110,671	154,875
4,346	ALLEGHANY CORP.(b)	1,209,887	1,817,280
8,100	ALLIED WORLD ASSURANCE CO. HOLDINGS A.G.(c)	86,630	298,404
8,300	ALLSTATE (THE) CORP.	197,623	509,371
800	AMERICAN CAMPUS COMMUNITIES, INC.	29,341	29,160
6,400	AMERICAN CAPITAL AGENCY CORP.	149,488	136,000
18,333	AMERICAN EXPRESS CO.	546,904	1,604,871
1,800	AMERICAN FINANCIAL GROUP, INC.	29,745	104,202
101,000	AMERICAN INTERNATIONAL GROUP, INC.	2,881,346	5,456,020
3,450	AMERICAN TOWER CORP.	159,151	323,023
5,191	AMERIPRISE FINANCIAL, INC.	160,907	640,466
7,300	ANNALY CAPITAL MANAGEMENT, INC.	86,724	77,964
4,748	AON PLC(c)	110,582	416,257
3,628	APARTMENT INVESTMENT & MANAGEMENT CO., CLASS A	39,421	115,443
4,800	ARCH CAPITAL GROUP LTD.(b)(c)	101,982	262,656
1,600	ARTHUR J GALLAGHER & CO.	34,040	72,576
2,500	ASSURANT, INC.	60,538	160,750
734	AVALONBAY COMMUNITIES, INC.	31,138	103,472
900	AXIS CAPITAL HOLDINGS LTD.(c)	23,391	42,597
432,000	BANK OF AMERICA CORP.	4,490,969	7,365,600

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
56,783	BANK OF NEW YORK MELLON (THE) CORP.	$1,287,045	2,199,205
50,108	BB&T CORP.	1,348,986	1,864,519
28,000	BERKSHIRE HATHAWAY, INC., CLASS B(b)	2,296,518	3,867,920
2,500	BIOMED REALTY TRUST, INC.	44,395	50,500
1,600	BLACKROCK, INC.	300,619	525,312
110,309	BOSTON PRIVATE FINANCIAL HOLDINGS, INC.	1,201,677	1,366,728
3,388	BOSTON PROPERTIES, INC.	171,468	392,195
2,800	BRANDYWINE REALTY TRUST	31,473	39,396
900	CAMDEN PROPERTY TRUST	24,065	61,677
44,654	CAMPUS CREST COMMUNITIES, INC.	346,860	285,786
29,984	CAPITAL ONE FINANCIAL CORP.	1,286,775	2,447,294
5,300	CBL & ASSOCIATES PROPERTIES, INC.	96,937	94,870
2,500	CBRE GROUP, INC., CLASS A(b)	50,579	74,350
21,400	CHARLES SCHWAB (THE) CORP.	186,608	628,946
36,400	CHIMERA INVESTMENT CORP.	84,259	110,656
2,700	CHUBB (THE) CORP.	86,607	245,916
2,800	CIT GROUP, INC.	100,145	128,688
43,581	CITIGROUP, INC.	1,510,680	2,258,367
2,000	CITY NATIONAL CORP.	75,538	151,340
1,365	CME GROUP, INC.	50,304	109,139
1,100	CNA FINANCIAL CORP.	25,102	41,833
800	COMERICA, INC.	25,288	39,888
735	COMMERCE BANCSHARES, INC.	25,578	32,814
4,800	CORPORATE OFFICE PROPERTIES TRUST	107,156	123,456
3,045	CORRECTIONS CORP. OF AMERICA	64,631	104,626
4,600	CROWN CASTLE INTERNATIONAL CORP.	194,396	370,438
816	CULLEN/FROST BANKERS, INC.	45,125	62,432
8,500	DDR CORP.	112,376	142,205
59,225	DIGITAL REALTY TRUST, INC.	3,046,470	3,694,456
16,287	DISCOVER FINANCIAL SERVICES	233,079	1,048,720
5,200	DOUGLAS EMMETT, INC.	58,109	133,484
1,700	DUKE REALTY CORP.	28,471	29,206
6,000	E*TRADE FINANCIAL CORP.(b)	48,576	135,540
1,100	EAST WEST BANCORP, INC.	25,190	37,400
900	ENDURANCE SPECIALTY HOLDINGS LTD.(c)	25,106	49,662
800	EQUITY LIFESTYLE PROPERTIES, INC.	26,920	33,888
8,216	EQUITY RESIDENTIAL	331,618	505,941
875	ESSEX PROPERTY TRUST, INC.	106,279	156,406
900	FEDERAL REALTY INVESTMENT TRUST	48,326	106,614
25,300	FIFTH THIRD BANCORP	220,963	506,506
400	FIRST CITIZENS BANCSHARES, INC., CLASS A	57,523	86,652
30,500	FIRST HORIZON NATIONAL CORP.	193,065	374,540
55,327	FIRST INTERSTATE BANCSYSTEM, INC.	1,149,813	1,470,038
15,200	FIRST NIAGARA FINANCIAL GROUP, INC.	120,688	126,616
1,863	FNF GROUP	21,555	51,680
620	FNFV GROUP(b)	4,427	8,531
10,077	FRANKLIN RESOURCES, INC.	189,834	550,305
6,400	GENERAL GROWTH PROPERTIES, INC.	122,757	150,720
10,800	GENWORTH FINANCIAL, INC., CLASS A(b)	57,035	141,480
108,000	GETTY REALTY CORP.	1,769,035	1,836,000
8,500	GOLDMAN SACHS GROUP (THE), INC.	723,238	1,560,345
3,500	GREENHILL & CO., INC.	106,120	162,715
3,700	HARTFORD FINANCIAL SERVICES GROUP (THE), INC.	62,228	137,825
1,000	HCC INSURANCE HOLDINGS, INC.	24,155	48,290
7,600	HCP, INC.	126,147	301,796
4,300	HEALTH CARE REIT, INC.	221,806	268,191
8,500	HEALTHCARE TRUST OF AMERICA, INC., CLASS A	97,644	98,600
500	HOME PROPERTIES, INC.	30,360	29,120
2,900	HOSPITALITY PROPERTIES TRUST	49,495	77,865
16,122	HOST HOTELS & RESORTS, INC.	138,445	343,882
678	HOWARD HUGHES (THE) CORP.(b)	20,502	101,700
10,500	HUDSON CITY BANCORP, INC.	65,625	102,060
35,000	HUNTINGTON BANCSHARES, INC.	169,770	340,550
701	INTERCONTINENTAL EXCHANGE, INC.	89,127	136,730
11,400	INVESCO LTD.	176,068	450,072
1,524	IRON MOUNTAIN, INC.	35,583	49,759
33,700	JANUS CAPITAL GROUP, INC.	222,792	489,998
700	JONES LANG LASALLE, INC.	39,950	88,438

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
60,546	JPMORGAN CHASE & CO.	$1,549,200	3,647,291
11,700	KEYCORP	80,298	155,961
600	KILROY REALTY CORP.	31,559	35,664
8,201	KIMCO REALTY CORP.	96,934	179,684
3,752	LEGG MASON, INC.	52,584	191,952
5,900	LEUCADIA NATIONAL CORP.	127,376	140,656
1,100	LIBERTY PROPERTY TRUST	23,946	36,586
1,100	LINCOLN NATIONAL CORP.	22,715	58,938
6,000	LOEWS CORP.	131,444	249,960
2,000	M&T BANK CORP.	145,114	246,580
5,123	MACERICH (THE) CO.	121,389	327,001
200	MARKEL CORP.(b)	67,789	127,230
5,478	MARSH & MCLENNAN COS., INC.	153,199	286,719
3,100	MBIA, INC.(b)	25,265	28,458
3,600	MCGRAW HILL FINANCIAL, INC.	84,305	304,020
1,300	MERCURY GENERAL CORP.	38,018	63,453
12,400	METLIFE, INC.	380,550	666,128
1,200	MID-AMERICA APARTMENT COMMUNITIES, INC.	78,360	78,780
2,200	MOODY’S CORP.	77,502	207,900
21,600	MORGAN STANLEY	332,129	746,712
3,900	MSCI, INC.(b)	124,722	183,378
1,800	NASDAQ OMX GROUP (THE), INC.	45,036	76,356
188,600	NAVIENT CORP.	2,896,870	3,340,106
199,375	NEW RESIDENTIAL INVESTMENT CORP.	1,155,570	1,162,356
7,649	NEW YORK COMMUNITY BANCORP, INC.	86,776	121,390
140,278	NEWCASTLE INVESTMENT CORP.	1,755,811	1,778,725
1,402	NORTHERN TRUST CORP.	66,115	95,378
247,100	OLD REPUBLIC INTERNATIONAL CORP.	2,450,161	3,528,588
4,539	PACWEST BANCORP	65,912	187,143
2,200	PARTNERRE LTD.(c)	119,028	241,758
5,200	PEOPLE’S UNITED FINANCIAL, INC.	68,068	75,244
62,460	PHH CORP.(b)	1,402,341	1,396,606
4,385	PLUM CREEK TIMBER CO., INC.	105,969	171,059
27,117	PNC FINANCIAL SERVICES GROUP (THE), INC.	1,459,746	2,320,673
1,600	POPULAR, INC.(b)(c)	33,280	47,096
39,133	PRINCIPAL FINANCIAL GROUP, INC.	1,591,984	2,053,308
6,048	PROGRESSIVE (THE) CORP.	80,691	152,893
10,169	PROLOGIS, INC.	257,893	383,371
2,200	PROTECTIVE LIFE CORP.	24,849	152,702
8,500	PRUDENTIAL FINANCIAL, INC.	257,378	747,490
2,261	PUBLIC STORAGE	235,264	374,964
6,972	RAYONIER, INC.	78,189	217,108
2,700	REALTY INCOME CORP.	58,917	110,133
3,900	REGENCY CENTERS CORP.	91,178	209,937
15,799	REGIONS FINANCIAL CORP.	86,452	158,622
9,800	RETAIL PROPERTIES OF AMERICA, INC., CLASS A	85,872	143,374
7,500	SEI INVESTMENTS CO.	108,537	271,200
3,900	SENIOR HOUSING PROPERTIES TRUST	80,450	81,588
400	SIGNATURE BANK(b)	29,712	44,824
132,000	SILVER BAY REALTY TRUST CORP.	2,407,027	2,139,720
3,595	SIMON PROPERTY GROUP, INC.	148,165	591,090
1,900	SL GREEN REALTY CORP.	58,204	192,508
12,600	SLM CORP.	48,157	107,856
3,000	SPIRIT REALTY CAPITAL, INC.	28,078	32,910
2,700	ST. JOE (THE) CO.(b)	42,426	53,811
1,200	STARWOOD PROPERTY TRUST, INC.	29,604	26,352
240	STARWOOD WAYPOINT RESIDENTIAL TRUST	6,960	6,242
6,000	STATE STREET CORP.	262,103	441,660
36,220	STONEGATE MORTGAGE CORP.(b)	615,094	470,498
6,634	SUNTRUST BANKS, INC.	92,816	252,291
3,657	SYNOVUS FINANCIAL CORP.	48,738	86,451
6,349	T ROWE PRICE GROUP, INC.	125,884	497,762
2,100	TAUBMAN CENTERS, INC.	59,294	153,300
12,000	TCF FINANCIAL CORP.	111,496	186,360
2,600	TFS FINANCIAL CORP.	25,038	37,232
5,400	TORCHMARK CORP.	95,048	282,798
9,588	TRAVELERS (THE) COS., INC.	334,488	900,697
7,600	TWO HARBORS INVESTMENT CORP.	77,164	73,492

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
4,100	UDR, INC.	$65,319	111,725
1,600	UNUM GROUP	33,328	55,008
17,885	US BANCORP	325,796	748,130
1,100	VALIDUS HOLDINGS LTD.(c)	23,556	43,054
3,200	VALLEY NATIONAL BANCORP	29,792	31,008
3,800	VENTAS, INC.	201,381	235,410
2,600	VORNADO REALTY TRUST	198,652	259,896
2,400	VOYA FINANCIAL, INC.	64,032	93,840
2,900	WADDELL & REED FINANCIAL, INC., CLASS A	75,336	149,901
41,660	WASHINGTON FEDERAL, INC.	721,829	848,198
1,797	WASHINGTON PRIME GROUP, INC.	9,413	31,412
2,100	WEINGARTEN REALTY INVESTORS	30,002	66,150
85,445	WELLS FARGO & CO.	1,229,493	4,432,032
5,300	WEYERHAEUSER CO.	159,708	168,858
62	WHITE MOUNTAINS INSURANCE GROUP LTD.	32,418	39,064
1,106	WR BERKLEY CORP.	29,276	52,867
4,900	XL GROUP PLC(c)	95,648	162,533
66,059	ZIONS BANCORPORATION	1,944,222	1,919,675
		61,029,536	98,472,607	18.44%
Health Care:
17,435	ABBOTT LABORATORIES	380,902	725,122
23,735	ABBVIE, INC.	606,253	1,370,934
4,405	ACTAVIS PLC(b)	173,763	1,062,838
4,503	AETNA, INC.	34,521	364,743
5,600	AGILENT TECHNOLOGIES, INC.	221,244	319,088
4,200	ALERE, INC.(b)	77,812	162,876
3,000	ALEXION PHARMACEUTICALS, INC.(b)	58,087	497,460
5,507	ALLERGAN, INC.	201,259	981,292
7,200	AMERISOURCEBERGEN CORP.	115,968	556,560
16,000	AMGEN, INC.	64,848	2,247,360
4,200	BAXTER INTERNATIONAL, INC.	220,382	301,434
17,970	BAYER A.G. ADR(c)(d)	1,257,826	2,517,777
2,500	BECTON DICKINSON AND CO.	143,665	284,525
5,250	BIOGEN IDEC, INC.(b)	66,400	1,736,753
900	BIOMARIN PHARMACEUTICAL, INC.(b)	45,432	64,944
32,800	BOSTON SCIENTIFIC CORP.(b)	182,160	387,368
27,500	BRISTOL-MYERS SQUIBB CO.	730,394	1,407,450
3,400	CARDINAL HEALTH, INC.	128,461	254,728
1,800	CATAMARAN CORP.(b)	60,287	75,870
14,072	CELGENE CORP.(b)	198,565	1,333,744
3,600	CERNER CORP.(b)	40,604	214,452
5,700	CIGNA CORP.	89,680	516,933
3,879	COMMUNITY HEALTH SYSTEMS, INC.(b)	68,097	212,530
4,100	COVIDIEN PLC(c)	186,882	354,691
1,200	CR BARD, INC.	72,420	171,252
2,850	DAVITA HEALTHCARE PARTNERS, INC.(b)	21,812	208,449
3,700	DENTSPLY INTERNATIONAL, INC.	102,582	168,720
3,800	EDWARDS LIFESCIENCES CORP.(b)	118,151	388,170
7,100	ELI LILLY & CO.	239,060	460,435
4,200	ENDO INTERNATIONAL PLC(b)(c)	110,376	287,028
16,502	EXPRESS SCRIPTS HOLDING CO.(b)	241,921	1,165,536
27,920	GILEAD SCIENCES, INC.(b)	226,342	2,972,084
1,300	HEALTH NET, INC.(b)	31,603	59,943
29,070	HEALTHSOUTH CORP.	522,001	1,072,683
1,900	HENRY SCHEIN, INC.(b)	86,166	221,293
7,208	HOLOGIC, INC.(b)	102,880	175,371
1,805	HOSPIRA, INC.(b)	47,736	93,914
3,900	HUMANA, INC.	39,107	508,131
1,400	IDEXX LABORATORIES, INC.(b)	60,410	164,962
2,300	ILLUMINA, INC.(b)	98,233	377,016
400	INTERCEPT PHARMACEUTICALS, INC.(b)	113,944	94,676
300	INTUITIVE SURGICAL, INC.(b)	112,800	138,546
66,693	JOHNSON & JOHNSON	3,074,466	7,108,807
800	LABORATORY CORP. OF AMERICA HOLDINGS(b)	18,788	81,400
5,700	MCKESSON CORP.	202,596	1,109,619
16,900	MEDTRONIC, INC.	617,995	1,046,955
49,878	MERCK & CO., INC.	1,199,047	2,956,768

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont’d):
1,321	METTLER-TOLEDO INTERNATIONAL, INC.(b)	$91,350	338,348
4,600	MYLAN, INC.(b)	85,192	209,254
21,945	NOVARTIS A.G. ADR(c)(d)	1,287,171	2,065,683
1,600	PATTERSON COS., INC.	29,864	66,288
3,400	PERKINELMER, INC.	53,706	148,240
166,719	PFIZER, INC.	1,746,348	4,929,881
2,400	QIAGEN N.V.(b)(c)	43,584	54,648
31,210	QUEST DIAGNOSTICS, INC.	1,689,583	1,893,823
1,200	REGENERON PHARMACEUTICALS, INC.(b)	187,859	432,624
4,000	RESMED, INC.	81,990	197,080
600	SALIX PHARMACEUTICALS LTD.(b)	24,294	93,744
26,745	SANOFI ADR(c)(d)	1,396,231	1,509,220
900	SIRONA DENTAL SYSTEMS, INC.(b)	38,745	69,012
4,539	ST. JUDE MEDICAL, INC.	114,088	272,930
4,700	STRYKER CORP.	18,139	379,525
20,625	TELEFLEX, INC.	1,094,711	2,166,450
35,670	TEVA PHARMACEUTICAL INDUSTRIES LTD. ADR(c)(d)	1,376,046	1,917,263
6,700	THERMO FISHER SCIENTIFIC, INC.	138,728	815,390
96,426	TRIPLE-S MANAGEMENT CORP., CLASS B(b)(c)	1,794,751	1,918,877
16,802	UNITEDHEALTH GROUP, INC.	263,626	1,449,172
2,036	UNIVERSAL HEALTH SERVICES, INC., CLASS B	38,822	212,762
20,130	VALEANT PHARMACEUTICALS INTERNATIONAL, INC.(b)	566,080	2,641,056
4,700	VARIAN MEDICAL SYSTEMS, INC.(b)	173,242	376,564
3,000	VERTEX PHARMACEUTICALS, INC.(b)	74,805	336,930
2,600	WATERS CORP.(b)	60,997	257,712
9,249	WELLPOINT, INC.	325,438	1,106,365
3,374	ZIMMER HOLDINGS, INC.	140,047	339,256
		25,749,365	65,181,327	12.21%
Industrials:
7,987	3M CO.	480,442	1,131,598
948	ACCO BRANDS CORP.(b)	3,315	6,541
49,340	ADT (THE) CORP.	1,534,418	1,749,597
1,410	AGCO CORP.	54,377	64,099
75,330	AIR LEASE CORP.	1,868,329	2,448,225
1,533	ALLEGION PLC(c)	40,913	73,032
5,175	AMETEK, INC.	73,220	259,837
1,700	B/E AEROSPACE, INC.(b)	47,625	142,698
29,760	BOEING (THE) CO.	1,404,260	3,790,829
2,200	CARLISLE COS., INC.	45,116	176,836
11,004	CATERPILLAR, INC.	295,368	1,089,726
2,500	CHICAGO BRIDGE & IRON CO. N.V.(c)	50,995	144,625
800	CIVEO CORP.	13,166	9,288
400	COLFAX CORP.(b)	29,484	22,788
2,027	CON-WAY, INC.	44,529	96,282
800	COPA HOLDINGS S.A., CLASS A(c)	32,618	85,832
3,948	CRANE CO.	66,572	249,553
27,900	CSX CORP.	97,923	894,474
3,700	CUMMINS, INC.	50,756	488,326
11,163	DANAHER CORP.	255,642	848,165
7,300	DEERE & CO.	199,160	598,527
10,100	DELTA AIR LINES, INC.	100,965	365,115
1,460	DONALDSON CO., INC.	38,557	59,320
2,125	DOVER CORP.	61,065	170,701
1,987	DUN & BRADSTREET (THE) CORP.	49,383	233,413
8,384	EATON CORP. PLC	149,387	531,294
15,500	EMERSON ELECTRIC CO.	422,332	969,990
194,000	EXELIS, INC.	2,063,687	3,208,760
900	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	26,149	36,522
1,600	FASTENAL CO.	34,863	71,840
6,653	FEDEX CORP.	130,734	1,074,127
300	FLOWSERVE CORP.	14,470	21,156
1,950	FLUOR CORP.	26,013	130,240
4,300	FORTUNE BRANDS HOME & SECURITY, INC.	33,889	176,773
1,400	GATX CORP.	24,276	81,718
2,500	GENERAL CABLE CORP.	60,825	37,700
3,100	GENERAL DYNAMICS CORP.	204,878	393,979
158,100	GENERAL ELECTRIC CO.	2,599,475	4,050,522
1,600	HARSCO CORP.	28,236	34,256

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
6,600	HERTZ GLOBAL HOLDINGS, INC.(b)	$37,676	167,574
9,288	HONEYWELL INTERNATIONAL, INC.	285,338	864,899
1,200	HUBBELL, INC., CLASS B	43,310	144,636
610	HUNTINGTON INGALLS INDUSTRIES, INC.	14,978	63,568
2,500	IDEX CORP.	58,238	180,925
700	IHS, INC., CLASS A(b)	30,838	87,633
5,624	ILLINOIS TOOL WORKS, INC.	205,252	474,778
4,600	INGERSOLL-RAND PLC	160,916	259,256
800	ITT CORP.	8,681	35,952
1,468	JACOBS ENGINEERING GROUP, INC.(b)	29,713	71,668
2,100	JB HUNT TRANSPORT SERVICES, INC.	40,530	155,505
167,030	JETBLUE AIRWAYS CORP.(b)	1,042,688	1,773,859
26,038	JOY GLOBAL, INC.	1,400,097	1,420,113
2,900	KANSAS CITY SOUTHERN	46,328	351,480
69,519	KBR, INC.	1,847,547	1,309,043
400	KIRBY CORP.(b)	24,760	47,140
1,100	L-3 COMMUNICATIONS HOLDINGS, INC.	49,763	130,812
1,200	LANDSTAR SYSTEM, INC.	38,351	86,628
900	LENNOX INTERNATIONAL, INC.	26,811	69,183
1,400	LINCOLN ELECTRIC HOLDINGS, INC.	28,970	96,789
2,900	LOCKHEED MARTIN CORP.	102,203	530,062
4,800	MANITOWOC (THE) CO., INC.	47,568	112,560
2,475	MANPOWERGROUP, INC.	81,958	173,497
13,200	MASCO CORP.	97,548	315,744
36,313	MASTEC, INC.(b)	1,087,020	1,111,904
2,200	NAVISTAR INTERNATIONAL CORP.(b)	47,586	72,402
2,000	NIELSEN N.V.	61,200	88,660
700	NORDSON CORP.	29,470	53,249
4,760	NORFOLK SOUTHERN CORP.	99,373	531,216
3,660	NORTHROP GRUMMAN CORP.	139,878	482,242
2,180	NOW, INC.(b)	21,218	66,294
6,300	OSHKOSH CORP.	109,053	278,145
1,100	OWENS CORNING	22,578	34,925
8,389	PACCAR, INC.	91,278	477,124
2,200	PALL CORP.	55,214	184,140
2,850	PARKER HANNIFIN CORP.	123,853	325,328
2,519	PENTAIR PLC(c)	73,408	164,969
2,000	PRECISION CASTPARTS CORP.	118,921	473,760
4,100	QUANTA SERVICES, INC.(b)	52,132	148,789
5,300	RAYTHEON CO.	148,950	538,586
3,100	REPUBLIC SERVICES, INC.	92,639	120,962
5,250	ROCKWELL AUTOMATION, INC.	73,987	576,870
5,214	ROCKWELL COLLINS, INC.	154,727	409,299
300	ROPER INDUSTRIES, INC.	19,526	43,887
2,800	RR DONNELLEY & SONS CO.	25,228	46,088
9,431	RYDER SYSTEM, INC.	325,233	848,507
700	SNAP-ON, INC.	17,991	84,756
5,100	SOLARCITY CORP.(b)	271,440	303,960
17,600	SOUTHWEST AIRLINES CO.	129,730	594,352
1,500	SPIRIT AEROSYSTEMS HOLDINGS, INC., CLASS A(b)	25,470	57,090
300	SPX CORP.	11,766	28,179
2,557	STANLEY BLACK & DECKER, INC.	72,048	227,036
2,000	STERICYCLE, INC.(b)	95,284	233,120
1,700	TEREX CORP.	31,637	54,009
1,100	TEXTRON, INC.	27,165	39,589
1,000	TOWERS WATSON & CO., CLASS A	56,220	99,500
22,240	TRIUMPH GROUP, INC.	1,567,234	1,446,712
10,500	TYCO INTERNATIONAL LTD.(c)	190,755	467,985
15,000	UNION PACIFIC CORP.	216,086	1,626,300
4,828	UNITED CONTINENTAL HOLDINGS, INC.(b)	104,937	225,902
10,640	UNITED PARCEL SERVICE, INC., CLASS B	635,863	1,045,806
59,925	UNITED STATIONERS, INC.	2,330,640	2,251,382
16,850	UNITED TECHNOLOGIES CORP.	637,288	1,779,360
31,872	UNIVERSAL FOREST PRODUCTS, INC.	1,237,115	1,361,253
2,000	USG CORP.(b)	12,350	54,980
2,200	UTI WORLDWIDE, INC.(b)	25,509	23,386
10,778	VECTRUS, INC.(b)	147,537	210,490
500	VERISK ANALYTICS, INC., CLASS A(b)	25,120	30,445

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
180	VERITIV CORP.(b)	$1,653	9,011
1,966	WABCO HOLDINGS, INC.(b)	30,197	178,808
1,400	WABTEC CORP.	25,602	113,456
1,650	WASTE CONNECTIONS, INC.	29,914	80,058
8,650	WASTE MANAGEMENT, INC.	135,675	411,134
1,700	WW GRAINGER, INC.	74,317	427,805
1,600	XYLEM, INC.	30,618	56,784
		29,677,107	55,541,602	10.40%
Information Technology:
7,300	ACCENTURE PLC, CLASS A(c)	354,872	593,636
7,800	ACTIVISION BLIZZARD, INC.	34,584	162,162
7,524	ADOBE SYSTEMS, INC.(b)	128,931	520,586
63,924	ADTRAN, INC.	1,475,958	1,312,360
3,300	AKAMAI TECHNOLOGIES, INC.(b)	45,920	197,340
1,600	ALLIANCE DATA SYSTEMS CORP.(b)	75,650	397,232
5,000	ALTERA CORP.	94,155	178,900
8,600	ANALOG DEVICES, INC.	120,368	425,614
1,300	ANSYS, INC.(b)	34,888	98,371
6,900	AOL, INC.(b)	91,149	310,155
103,200	APPLE, INC.	392,472	10,397,400
12,100	APPLIED MATERIALS, INC.	130,014	261,481
700	ARROW ELECTRONICS, INC.(b)	18,814	38,745
2,386	AUTODESK, INC.(b)	55,907	131,469
6,066	AUTOMATIC DATA PROCESSING, INC.	248,537	503,963
800	AVAGO TECHNOLOGIES LTD.(c)	26,256	69,600
2,300	AVX CORP.	24,817	30,544
262	BLACKHAWK NETWORK HOLDINGS, INC., CLASS B(b)	6,196	8,463
9,791	BROADCOM CORP., CLASS A	148,770	395,752
2,180	BROADRIDGE FINANCIAL SOLUTIONS, INC.	33,318	90,753
3,000	CA, INC.	66,523	83,820
4,200	CADENCE DESIGN SYSTEMS, INC.(b)	24,003	72,282
173,924	CISCO SYSTEMS, INC.	1,554,709	4,377,667
4,234	CITRIX SYSTEMS, INC.(b)	47,866	302,054
12,600	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A(b)	95,625	564,102
1,500	COMPUTER SCIENCES CORP.	62,082	91,725
400	CONCUR TECHNOLOGIES, INC.(b)	27,272	50,728
6,700	CORELOGIC, INC.(b)	76,313	181,369
23,200	CORNING, INC.	181,284	448,688
2,700	CYPRESS SEMICONDUCTOR CORP.(b)	4,746	26,662
2,000	DOLBY LABORATORIES, INC., CLASS A(b)	43,420	83,580
34,245	EBAY, INC.(b)	1,381,411	1,939,294
268,800	EBIX, INC.	2,990,849	3,811,584
2,140	ECHOSTAR CORP., CLASS A(b)	36,471	104,346
8,900	ELECTRONIC ARTS, INC.(b)	125,795	316,929
34,310	EMC CORP.	233,560	1,003,911
900	EQUINIX, INC.(b)	69,755	191,232
1,300	F5 NETWORKS, INC.(b)	30,063	154,362
85,105	FABRINET(b)(c)	1,488,524	1,242,533
26,400	FACEBOOK, INC., CLASS A(b)	806,504	2,086,656
7,802	FIDELITY NATIONAL INFORMATION SERVICES, INC.	135,427	439,253
7,900	FISERV, INC.(b)	108,063	510,616
2,100	FLIR SYSTEMS, INC.	49,313	65,814
1,300	FORTINET, INC.(b)	24,791	32,844
1,300	FREESCALE SEMICONDUCTOR LTD.(b)	14,326	25,389
2,100	GENPACT LTD.(b)(c)	33,894	34,272
1,000	GLOBAL PAYMENTS, INC.	33,115	69,880
6,021	GOOGLE, INC., CLASS A(b)	1,239,018	3,542,817
6,021	GOOGLE, INC., CLASS C(b)	1,236,617	3,476,285
2,800	HARRIS CORP.	37,337	185,920
31,300	HEWLETT-PACKARD CO.	555,703	1,110,211
500	IAC/INTERACTIVECORP	22,745	32,950
1,800	INFORMATICA CORP.(b)	54,045	61,632
5,200	INGRAM MICRO, INC., CLASS A(b)	68,614	134,212
90,500	INTEL CORP.	181,195	3,151,210
15,246	INTERNATIONAL BUSINESS MACHINES CORP.	1,200,820	2,894,148
5,000	INTUIT, INC.	103,285	438,250
1,900	ITRON, INC.(b)	65,968	74,689
900	JABIL CIRCUIT, INC.	13,996	18,153

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
2,567	JUNIPER NETWORKS, INC.	$35,912	56,859
2,600	KLA-TENCOR CORP.	86,094	204,828
1,062	KNOWLES CORP.(b)	12,542	28,143
4,800	LAM RESEARCH CORP.	123,706	358,560
53,500	LEIDOS HOLDINGS, INC.	1,634,312	1,836,655
5,400	LINEAR TECHNOLOGY CORP.	119,475	239,706
1,100	LINKEDIN CORP., CLASS A(b)	136,813	228,569
14,800	MARVELL TECHNOLOGY GROUP LTD.(c)	94,528	199,504
17,000	MASTERCARD, INC., CLASS A	182,283	1,256,640
4,400	MAXIM INTEGRATED PRODUCTS, INC.	76,114	133,056
4,200	MICROCHIP TECHNOLOGY, INC.	52,109	198,366
11,900	MICRON TECHNOLOGY, INC.(b)	53,372	407,694
118,450	MICROSOFT CORP.	435,643	5,491,342
73,003	MOTOROLA SOLUTIONS, INC.	3,201,164	4,619,630
5,700	NETAPP, INC.	144,148	244,872
4,800	NEUSTAR, INC., CLASS A(b)	79,848	119,184
4,800	NUANCE COMMUNICATIONS, INC.(b)	63,624	73,992
8,900	NVIDIA CORP.	60,075	164,205
123,297	ORACLE CORP.	1,858,662	4,719,809
2,800	PALO ALTO NETWORKS, INC.(b)	116,508	274,680
3,666	PAYCHEX, INC.	10,315	162,037
189,780	PHOTRONICS, INC.(b)	1,592,558	1,527,729
20,700	QUALCOMM, INC.	502,530	1,547,739
4,200	RED HAT, INC.(b)	61,669	235,830
8,100	SALESFORCE.COM, INC.(b)	113,766	465,993
5,300	SANDISK CORP.	51,148	519,135
30,571	SCIENCE APPLICATIONS INTERNATIONAL CORP.	739,224	1,352,155
5,500	SEAGATE TECHNOLOGY PLC(c)	51,728	314,985
3,700	SERVICENOW, INC.(b)	139,416	217,486
19,200	SUNEDISON, INC.(b)	422,016	362,496
15,519	SYMANTEC CORP.	88,098	364,852
800	SYNOPSYS, INC.(b)	13,284	31,756
28,648	TERADATA CORP.(b)	1,162,463	1,200,924
77,588	TERADYNE, INC.	1,379,612	1,504,431
17,400	TEXAS INSTRUMENTS, INC.	280,527	829,806
2,700	TOTAL SYSTEM SERVICES, INC.	60,453	83,592
5,000	TRIMBLE NAVIGATION LTD.(b)	38,162	152,500
900	VERISIGN, INC.(b)	40,779	49,608
7,000	VISA, INC., CLASS A	498,468	1,493,590
7,800	VISHAY INTERTECHNOLOGY, INC.	48,931	111,462
557	VISHAY PRECISION GROUP, INC.(b)	5,692	8,322
1,500	VMWARE, INC., CLASS A(b)	47,284	140,760
5,900	WESTERN DIGITAL CORP.	91,433	574,188
6,000	WESTERN UNION (THE) CO.	76,080	96,240
3,000	WORKDAY, INC., CLASS A(b)	180,280	247,500
5,307	XEROX CORP.	32,248	70,212
6,750	XILINX, INC.	47,180	285,862
20,640	YAHOO!, INC.(b)	228,331	841,080
60,000	ZYNGA, INC., CLASS A(b)	160,272	162,000
		34,797,502	85,367,159	15.99%
Materials:
2,775	AIR PRODUCTS & CHEMICALS, INC.	126,374	361,250
400	AIRGAS, INC.	16,882	44,260
1,300	ALBEMARLE CORP.	29,152	76,570
1,600	ALLEGHENY TECHNOLOGIES, INC.	39,592	59,360
800	APTARGROUP, INC.	27,324	48,560
1,600	ASHLAND, INC.	47,358	166,560
700	AVERY DENNISON CORP.	25,347	31,255
2,564	BALL CORP.	10,015	162,224
3,000	BEMIS CO., INC.	66,889	114,060
87,980	BOISE CASCADE CO.(b)	2,436,127	2,651,717
600	CELANESE CORP., SERIES A	24,630	35,112
1,100	CF INDUSTRIES HOLDINGS, INC.	97,135	307,142
500	COMPASS MINERALS INTERNATIONAL, INC.	27,452	42,140
42,780	CROWN HOLDINGS, INC.(b)	1,312,976	1,904,566
1,400	CYTEC INDUSTRIES, INC.	25,564	66,206
2,000	DOMTAR CORP.(c)	52,480	70,260
17,700	DOW CHEMICAL (THE) CO.	441,871	928,188

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont’d):
15,225	E.I. DU PONT DE NEMOURS & CO.	$485,530	1,092,546
438	EAGLE MATERIALS, INC.	1,727	44,602
3,000	EASTMAN CHEMICAL CO.	58,011	242,670
3,991	ECOLAB, INC.	137,417	458,287
17,896	FREEPORT-MCMORAN, INC.	437,128	584,304
900	GREIF, INC., CLASS A	27,103	39,429
27,421	HAYNES INTERNATIONAL, INC.	1,405,606	1,261,092
3,683	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	79,231	353,126
9,431	INTERNATIONAL PAPER CO.	115,495	450,236
22,726	LSB INDUSTRIES, INC.(b)	739,156	811,545
1,900	LYONDELLBASELL INDUSTRIES N.V., CLASS A	54,874	206,454
700	MARTIN MARIETTA MATERIALS, INC.	27,965	90,258
2,875	MEADWESTVACO CORP.	27,016	117,702
10,115	MONSANTO CO.	47,604	1,138,039
34,299	MOSAIC (THE) CO.	1,612,376	1,523,219
96,000	NEWMONT MINING CORP.	2,343,871	2,212,800
5,844	NUCOR CORP.	99,313	317,212
68,625	OWENS-ILLINOIS, INC.(b)	1,803,126	1,787,681
2,100	PACKAGING CORP. OF AMERICA	30,902	134,022
3,986	PPG INDUSTRIES, INC.	180,558	784,206
6,450	PRAXAIR, INC.	258,706	832,050
2,324	RAYONIER ADVANCED MATERIALS, INC.	26,574	76,483
2,200	RELIANCE STEEL & ALUMINUM CO.	61,215	150,480
800	ROCK-TENN CO., CLASS A	29,220	38,064
2,300	ROYAL GOLD, INC.	111,970	149,362
6,500	RPM INTERNATIONAL, INC.	72,503	297,570
53,255	RTI INTERNATIONAL METALS, INC.(b)	1,345,818	1,313,268
86,400	SEALED AIR CORP.	1,696,699	3,013,632
1,585	SHERWIN-WILLIAMS (THE) CO.	72,398	347,099
3,600	SONOCO PRODUCTS CO.	74,519	141,444
3,234	SOUTHERN COPPER CORP.	38,445	95,888
8,700	STEEL DYNAMICS, INC.	95,178	196,707
1,273	SUNCOKE ENERGY, INC.(b)	8,474	28,579
1,600	UNITED STATES STEEL CORP.	30,208	62,672
3,200	VALSPAR (THE) CORP.	68,240	252,768
2,100	VULCAN MATERIALS CO.	63,441	126,483
		18,574,785	27,841,409	5.22%
Telecommunication Services:
141,732	AT&T, INC.	3,953,829	4,994,636
900	CENTURYLINK, INC.	31,014	36,801
16,300	FRONTIER COMMUNICATIONS CORP.	68,784	106,113
5,100	LEVEL 3 COMMUNICATIONS, INC.(b)	115,002	233,223
700	SBA COMMUNICATIONS CORP., CLASS A(b)	53,338	77,630
10,940	SPRINT CORP.(b)	26,341	69,359
5,435	TELEPHONE & DATA SYSTEMS, INC.	109,150	130,223
8,000	T-MOBILE US, INC.(b)	215,375	230,960
284,000	TURKCELL ILETISIM HIZMETLERI A/S ADR(b)(c)(d)	3,474,067	3,731,760
2,300	TW TELECOM, INC.(b)	58,604	95,703
52,983	VERIZON COMMUNICATIONS, INC.	1,942,309	2,648,620
18,218	WINDSTREAM HOLDINGS, INC.	138,163	196,390
		10,185,976	12,551,418	2.35%
Utilities:
9,100	AES CORP.	99,645	129,038
4,500	AGL RESOURCES, INC.	135,198	231,030
1,000	ALLIANT ENERGY CORP.	24,835	55,410
4,000	AMEREN CORP.	114,624	153,320
9,200	AMERICAN ELECTRIC POWER CO., INC.	289,948	480,332
45,310	AMERICAN WATER WORKS CO., INC.	1,186,470	2,185,301
1,735	AQUA AMERICA, INC.	22,973	40,825
8,500	CALPINE CORP.(b)	56,653	184,450
5,800	CENTERPOINT ENERGY, INC.	66,308	141,926
10,200	CMS ENERGY CORP.	144,342	302,532
4,589	CONSOLIDATED EDISON, INC.	184,849	260,013
9,762	DOMINION RESOURCES, INC.	334,591	674,457
2,300	DTE ENERGY CO.	84,036	174,984
10,851	DUKE ENERGY CORP.	395,594	811,329
8,525	EDISON INTERNATIONAL	182,117	476,718

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Utilities (Cont’d):
3,064	ENTERGY CORP.	$60,101	236,939
8,124	EXELON CORP.	239,927	276,947
1,100	FIRSTENERGY CORP.	39,643	36,927
2,800	GREAT PLAINS ENERGY, INC.	43,498	67,676
10,500	ITC HOLDINGS CORP.	154,844	374,115
1,500	NATIONAL FUEL GAS CO.	38,322	104,985
5,400	NEXTERA ENERGY, INC.	259,569	506,952
6,900	NISOURCE, INC.	111,901	282,762
4,961	NORTHEAST UTILITIES	125,492	219,772
10,883	NRG ENERGY, INC.	189,415	331,714
28,455	NRG YIELD, INC., CLASS A	1,209,201	1,338,808
4,800	OGE ENERGY CORP.	43,344	178,128
500	ONE GAS, INC.	3,925	17,125
1,500	PEPCO HOLDINGS, INC.	28,485	40,140
5,900	PG&E CORP.	79,340	265,736
2,400	PINNACLE WEST CAPITAL CORP.	71,637	131,136
9,000	PPL CORP.	245,589	295,560
7,800	PUBLIC SERVICE ENTERPRISE GROUP, INC.	236,574	290,472
57,300	QUESTAR CORP.	959,089	1,277,216
4,800	SCANA CORP.	166,536	238,128
3,300	SEMPRA ENERGY	170,450	347,754
11,700	SOUTHERN (THE) CO.	275,353	510,705
7,600	TECO ENERGY, INC.	90,842	132,088
4,650	UGI CORP.	51,202	158,518
1,400	WESTAR ENERGY, INC.	25,767	47,768
4,820	WISCONSIN ENERGY CORP.	46,469	207,260
4,825	XCEL ENERGY, INC.	43,342	146,680
		8,332,040	14,363,676	2.69%
	Sub-total Common Stocks:	259,588,341	508,045,992	95.16%
Master Limited Partnerships:
Energy:
46,855	ATLAS PIPELINE PARTNERS L.P.	1,605,499	1,708,333
37,395	CONE MIDSTREAM PARTNERS L.P.(b)	1,007,494	1,050,800
55,140	ENTERPRISE PRODUCTS PARTNERS L.P.	1,184,195	2,222,142
42,825	MAGELLAN MIDSTREAM PARTNERS L.P.	1,197,472	3,605,008
30,795	VTTI ENERGY PARTNERS L.P.(b)(c)	666,569	771,723
		5,661,229	9,358,006	1.76%
	Sub-total Master Limited Partnerships:	5,661,229	9,358,006	1.76%
Warrants:
Financials:
22,580	AMERICAN INTERNATIONAL GROUP, INC.
	- (FRACTIONAL SHARES)(e)	-	-
	Sub-total Warrants:	-	-	0.00%
Short-Term Investments:
13,200,995	NORTHERN INSTITUTIONAL FUNDS -
	U.S. GOVERNMENT SELECT PORTFOLIO, 0.01%(f)	13,200,995	13,200,995
	Sub-total Short-Term Investments:	13,200,995	13,200,995	2.47%
	Grand total(g)	$278,450,565	530,604,993	99.39%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2014

Notes to Schedule of Investments:

(a)

Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Non-income producing assets.
(c)

Foreign security values are stated in U.S. dollars. As of September 30, 2014, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 6.20% of net assets.

(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 3.22% of net assets as of September 30, 2014.
(e)	Security has been deemed worthless and is a Level 3 investment.
(f)

The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2013, the value of the Clearwater Core Equity Fund’s (the “Core Equity Fund’s”) investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was approximately $15,630,648 with net sales of approximately $2,429,653 during the nine months ended September 30, 2014.

(g)

At September 30, 2014, the cost for Federal income tax purposes was $278,208,978. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$257,243,181
Gross unrealized depreciation	(4,847,166)
Net unrealized appreciation	$252,396,015

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2014

Fair value is an estimate of the price the Core Equity Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Core Equity Fund’s investments, as described below. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Clearwater Management Company’s (the “Adviser’s”) own assumptions in determining the fair value of an investment.

Investments in U.S. and foreign equity securities, master limited partnerships and rights are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Security transactions are accounted for as of trade date. Wherever possible, the Core Equity Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Core Equity Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Core Equity Fund’s investments and other financial instruments, which are carried at fair value as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$508,045,992	$—	$—	$508,045,992
Master Limited Partnerships	9,358,006	—	—	9,358,006
Short-Term Investments	12,453,982	—	—	12,453,982
Total	$529,857,980	$—	$—	$529,857,980

For the Core Equity Fund, 100% of the investment value is comprised of equity securities, master limited partnerships, and short-term investments. See the Core Equity Fund’s Schedule of Investments for industry classification. Investments in equity, master limited partnerships, and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. At September 30, 2014, a common stock security with a fair value of $0 was classified as Level 3 as the security has been nominally priced with no observable inputs used in the valuation.

The Core Equity Fund records all transfers between levels based on valuations at the end of each reporting period. At September 30, 2014, there were no transfers between Level 1 or Level 2 classifications based on levels assigned to the securities on December 31, 2013.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants
Financials
Balance as of 12/31/13	$—
Realized Gains	—
Realized Losses	—
Change in Unrealized Appreciation	—
Change in Unrealized Depreciation	—
Purchases	—
Sales	—
Transfers into Level 3(1)	—
Transfers out of Level 3	—
Balance as of 9/30/14	$—
Net increase (decrease) in unrealized appreciation (depreciation)(2)	$—

(1)	Transferred from Level 1 to Level 3 due to a security with nominal value at both the beginning and end of the reporting period is based on unobservable inputs.
(2)	The net increase (decrease) in unrealized appreciation (depreciation) on Level 3 securities still held at September 30, 2014.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater Core Equity Fund (unaudited)
September 30, 2014

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
September 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:

Consumer Discretionary:
138,520	BLACK DIAMOND, INC.(b)	$1,174,498	1,047,211
16,120	BRAVO BRIO RESTAURANT GROUP, INC.(b)	255,382	209,077
22,988	CARRIAGE SERVICES, INC.	417,803	398,382
38,500	CST BRANDS, INC.	1,164,103	1,384,075
96,567	DANA HOLDING CORP.	1,935,572	1,851,189
162,000	DENNY’S CORP.(b)	628,669	1,138,860
8,805	DESTINATION MATERNITY CORP.	216,254	135,949
36,406	DGSE COS., INC.(b)	93,830	49,512
21,814	DIVERSIFIED RESTAURANT HOLDINGS, INC.(b)	108,586	107,325
31,000	EW SCRIPPS (THE) CO., CLASS A(b)	617,491	505,610
173,506	EXPRESS, INC.(b)	2,993,141	2,708,429
74,000	FEDERAL-MOGUL HOLDINGS CORP.(b)	1,323,946	1,100,380
34,176	FTD COS., INC.(b)	1,118,589	1,165,743
31,079	HELEN OF TROY LTD.(b)(c)	1,845,755	1,632,269
31,752	JASON INDUSTRIES, INC.(b)	327,681	328,633
185,114	LIFELOCK, INC.(b)	2,339,610	2,645,279
47,278	LITHIA MOTORS, INC., CLASS A	3,039,932	3,578,472
20,000	MARRIOTT VACATIONS WORLDWIDE CORP.(b)	457,787	1,268,200
47,728	MOVADO GROUP, INC.	1,955,108	1,577,888
12,844	NATHAN’S FAMOUS, INC.(b)	645,723	869,410
343,559	OFFICE DEPOT, INC.(b)	1,768,135	1,765,893
25,782	OUTERWALL, INC.(b)	1,831,008	1,446,370
31,500	PENSKE AUTOMOTIVE GROUP, INC.	609,816	1,278,585
113,839	PIER 1 IMPORTS, INC.	1,860,971	1,353,546
82,413	PINNACLE ENTERTAINMENT, INC.(b)	1,820,925	2,067,742
37,654	ROCKY BRANDS, INC.	396,859	530,545
43,000	SALLY BEAUTY HOLDINGS, INC.(b)	366,257	1,176,910
16,923	SHILOH INDUSTRIES, INC.(b)	293,941	287,860
15,649	SHOE CARNIVAL, INC.	365,176	278,709
61,031	SHUTTERFLY, INC.(b)	2,891,158	2,974,651
45,000	STARZ, CLASS A(b)	840,237	1,488,600
19,319	STONERIDGE, INC.(b)	219,628	217,725
27,774	SUPERIOR INDUSTRIES INTERNATIONAL, INC.	545,306	486,878
13,474	TOWER INTERNATIONAL, INC.(b)	293,542	339,410
65,000	TRI POINTE HOMES, INC.(b)	1,132,463	841,100
9,124	TURTLE BEACH CORP.(b)	64,134	69,799
28,710	US AUTO PARTS NETWORK, INC.(b)	84,109	80,962
15,500	VAIL RESORTS, INC.	580,317	1,344,780
10,594	WINNEBAGO INDUSTRIES, INC.(b)	285,033	230,632
		38,908,475	41,962,590	12.76%
Consumer Staples:
33,373	CASEY’S GENERAL STORES, INC.	2,327,440	2,392,844
10,648	DIAMOND FOODS, INC.(b)	272,073	304,639
60,750	FLOWERS FOODS, INC.	511,723	1,115,370
59,338	FRESH MARKET (THE), INC.(b)	2,191,230	2,072,676
48,482	INTER PARFUMS, INC.	1,047,487	1,333,255
39,793	MEDIFAST, INC.(b)	1,238,415	1,306,404
7,626	OMEGA PROTEIN CORP.(b)	83,125	95,325
30,718	PANTRY (THE), INC.(b)	404,403	621,425
36,073	PRIMO WATER CORP.(b)	116,320	155,475
29,035	S&W SEED CO.(b)	191,151	123,109
7,087	SENECA FOODS CORP., CLASS A(b)	154,404	202,688
25,169	SPARTANNASH CO.	568,430	489,537
40,866	SPECTRUM BRANDS HOLDINGS, INC.	1,074,471	3,699,599
		10,180,672	13,912,346	4.23%
Energy:
10,529	ALON USA ENERGY, INC.	124,793	151,196
28,000	BONANZA CREEK ENERGY, INC.(b)	861,029	1,593,200
29,000	C&J ENERGY SERVICES, INC.(b)	874,556	885,950
19,365	CALLON PETROLEUM CO.(b)	192,924	170,606
44,200	CARRIZO OIL & GAS, INC.(b)	1,149,167	2,378,844
66,625	CLOUD PEAK ENERGY, INC.(b)	1,155,072	840,808
53,886	DAKOTA PLAINS HOLDINGS, INC.(b)	139,261	129,326
42,723	EMERALD OIL, INC.(b)	297,614	262,746
49,551	EVOLUTION PETROLEUM CORP.	545,944	454,878

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
September 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont’d):
75,184	FORBES ENERGY SERVICES LTD.(b)	$293,310	302,992
65,000	HELIX ENERGY SOLUTIONS GROUP, INC.(b)	1,412,522	1,433,900
46,104	HORNBECK OFFSHORE SERVICES, INC.(b)	1,842,554	1,508,984
14,500	OIL STATES INTERNATIONAL, INC.(b)	916,690	897,550
19,470	PETROQUEST ENERGY, INC.(b)	78,245	109,421
37,193	RESOLUTE ENERGY CORP.(b)	278,904	233,200
24,209	ROSETTA RESOURCES, INC.(b)	1,145,081	1,078,753
61,500	SANCHEZ ENERGY CORP.(b)	1,527,913	1,614,990
50,570	STEEL EXCEL, INC.(b)	1,434,836	1,618,240
110,703	SYNERGY RESOURCES CORP.(b)	1,318,053	1,349,470
101,579	TRIANGLE PETROLEUM CORP.(b)	1,098,610	1,118,385
		16,687,078	18,133,439	5.52%
Financials:
60,500	AMERICAN EQUITY INVESTMENT LIFE HOLDING CO.	1,241,731	1,384,240
33,873	AMERICAN NATIONAL BANKSHARES, INC.	731,863	770,611
45,961	AMREIT, INC.	883,910	1,055,724
58,860	AMTRUST FINANCIAL SERVICES, INC.	1,406,969	2,343,805
18,211	ASHFORD HOSPITALITY PRIME, INC.	287,363	277,353
29,788	ASHFORD HOSPITALITY TRUST, INC.	313,797	304,433
16,537	ATLAS FINANCIAL HOLDINGS, INC.(b)	206,713	228,872
42,000	BANCORPSOUTH, INC.	816,306	845,880
41,726	BANKUNITED, INC.	1,358,344	1,272,226
25,220	BERKSHIRE HILLS BANCORP, INC.	581,468	592,418
9,186	BNC BANCORP	149,972	143,853
88,429	BROOKLINE BANCORP, INC.	762,579	756,068
15,893	BSB BANCORP, INC.(b)	247,593	292,749
161,902	CAMPUS CREST COMMUNITIES, INC.	1,608,648	1,036,173
33,338	CAPE BANCORP, INC.	311,944	314,377
890	CAPITAL SOUTHWEST CORP.	35,487	31,835
67,500	CAPITOL FEDERAL FINANCIAL, INC.	846,025	797,850
23,000	CBOE HOLDINGS, INC.	542,346	1,231,075
38,288	CHARTER FINANCIAL CORP.	388,113	409,682
73,101	CHESAPEAKE LODGING TRUST	1,232,343	2,130,894
33,294	CHEVIOT FINANCIAL CORP.	369,046	424,166
5,414	CHICOPEE BANCORP, INC.	92,705	80,344
10,819	CITIZENS & NORTHERN CORP.	213,286	205,561
7,264	CNB FINANCIAL CORP.	120,322	114,045
12,201	COMMUNITY TRUST BANCORP, INC.	388,275	410,320
12,708	CONNECTONE BANCORP, INC.	225,376	242,087
25,768	CORRECTIONS CORP. OF AMERICA	798,266	885,388
127,490	COUSINS PROPERTIES, INC.	1,291,375	1,523,506
19,911	DONEGAL GROUP, INC., CLASS A	316,178	305,833
17,684	EMC INSURANCE GROUP, INC.	412,923	510,714
5,599	EVANS BANCORP, INC.	115,674	129,057
28,869	FARMERS NATIONAL BANC CORP.	184,999	230,663
23,621	FINANCIAL INSTITUTIONS, INC.	410,802	531,000
49,000	FIRST AMERICAN FINANCIAL CORP.	686,145	1,328,880
17,014	FIRST COMMUNITY BANCSHARES, INC.	258,149	243,130
18,548	FIRST FINANCIAL CORP.	559,232	574,061
112,838	FIRSTMERIT CORP.	1,689,022	1,985,949
20,535	FLUSHING FINANCIAL CORP.	326,021	375,174
50,000	FORESTAR GROUP, INC.(b)	940,728	886,000
15,573	FRANKLIN FINANCIAL CORP.(b)	217,750	289,813
24,500	GAMING AND LEISURE PROPERTIES, INC.	895,550	757,050
9,356	GERMAN AMERICAN BANCORP, INC.	258,265	241,478
42,678	GETTY REALTY CORP.	765,036	725,526
100,772	GLIMCHER REALTY TRUST	948,970	1,364,453
33,344	GRAMERCY PROPERTY TRUST, INC.	205,734	192,061
13,058	HAMPDEN BANCORP, INC.	210,199	224,467
94,705	HANMI FINANCIAL CORP.	2,050,960	1,909,253
26,000	HANOVER INSURANCE GROUP (THE), INC.	1,443,708	1,596,920
56,225	HERITAGE FINANCIAL CORP.	764,333	890,604
31,966	HERITAGE FINANCIAL GROUP, INC.	479,950	645,394
14,178	HORACE MANN EDUCATORS CORP.	178,549	404,215
19,500	IBERIABANK CORP.	928,547	1,218,945
153,828	INVESTORS BANCORP, INC.	841,012	1,558,278
8,648	KANSAS CITY LIFE INSURANCE CO.	342,475	383,539
107,468	KITE REALTY GROUP TRUST	2,758,533	2,605,024

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
September 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
12,829	MANNING & NAPIER, INC.	$206,502	215,399
45,120	MEADOWBROOK INSURANCE GROUP, INC.	287,816	263,952
131,679	MEDICAL PROPERTIES TRUST, INC.	1,395,728	1,614,385
24,834	MIDSOUTH BANCORP, INC.	385,320	464,396
100,383	NATIONAL BANK HOLDINGS CORP., CLASS A	1,912,559	1,919,323
111,423	NEW MOUNTAIN FINANCE CORP.	1,683,602	1,636,804
65,000	NORTHWEST BANCSHARES, INC.	736,533	786,500
24,762	OMNIAMERICAN BANCORP, INC.	556,714	643,564
119,659	ORITANI FINANCIAL CORP.	1,637,009	1,685,995
24,520	PACIFIC CONTINENTAL CORP.	236,385	315,082
24,649	PACIFIC MERCANTILE BANCORP(b)	146,951	171,804
66,756	PACWEST BANCORP	1,941,152	2,752,350
20,445	PARK STERLING CORP.	128,157	135,550
8,961	PEOPLES BANCORP, INC.	184,760	212,824
11,381	PHOENIX (THE) COS., INC.(b)	600,793	638,019
25,186	PLATINUM UNDERWRITERS HOLDINGS LTD.(c)	741,638	1,533,072
134,033	PREFERRED APARTMENT COMMUNITIES, INC., CLASS A	946,711	1,115,155
78,500	PROVIDENT FINANCIAL SERVICES, INC.	1,423,129	1,285,045
4,637	RENASANT CORP.	74,444	125,431
31,990	RYMAN HOSPITALITY PROPERTIES, INC.	787,043	1,513,127
38,000	SABRA HEALTH CARE REIT, INC.	622,567	924,160
22,224	SANDY SPRING BANCORP, INC.	450,236	508,707
29,297	SI FINANCIAL GROUP, INC.	292,666	327,833
23,138	SIMPLICITY BANCORP, INC.	295,217	388,718
99,000	SLM CORP.	873,192	847,440
95,240	SPIRIT REALTY CAPITAL, INC.	756,012	1,044,783
23,641	STATE BANK FINANCIAL CORP.	379,459	383,930
49,303	STERLING BANCORP	530,252	630,585
9,693	STOCK YARDS BANCORP, INC.	269,840	291,759
92,389	SYNOVUS FINANCIAL CORP.	1,728,226	2,184,076
25,200	UMB FINANCIAL CORP.	1,324,423	1,374,660
147,100	UMPQUA HOLDINGS CORP.	1,916,011	2,422,737
116,846	UNITED FINANCIAL BANCORP, INC.	1,288,152	1,482,776
10,616	UNITED FIRE GROUP, INC.	277,259	294,806
19,457	UNIVEST CORP. OF PENNSYLVANIA	325,441	364,819
9,113	URSTADT BIDDLE PROPERTIES, INC., CLASS A	151,677	184,994
52,500	VIEWPOINT FINANCIAL GROUP, INC.	669,191	1,256,850
85,541	WALKER & DUNLOP, INC.(b)	1,173,441	1,136,840
30,000	WINTRUST FINANCIAL CORP.	1,083,910	1,340,100
		67,061,727	78,631,366	23.92%
Health Care:
49,101	ACCURAY, INC.(b)	399,583	356,473
35,434	AIR METHODS CORP.(b)	1,454,286	1,968,359
93,054	ALERE, INC.(b)	3,024,019	3,608,634
12,405	AMN HEALTHCARE SERVICES, INC.(b)	158,995	194,758
34,290	ANALOGIC CORP.	2,555,584	2,193,188
16,900	ANGIODYNAMICS, INC.(b)	222,951	231,868
18,953	ATRICURE, INC.(b)	299,007	278,988
16,294	BIO-REFERENCE LABORATORIES, INC.(b)	454,304	457,210
18,368	CENTENE CORP.(b)	853,870	1,519,217
44,580	CRYOLIFE, INC.	328,748	440,005
16,101	CYNOSURE, INC., CLASS A(b)	394,723	338,121
46,088	CYTRX CORP.(b)	240,135	117,064
57,996	EMERGENT BIOSOLUTIONS, INC.(b)	1,319,216	1,235,895
103,437	EXAMWORKS GROUP, INC.(b)	3,195,024	3,387,562
100,537	FLAMEL TECHNOLOGIES S.A. ADR(b)(c)(d)	1,447,080	1,438,684
78,656	GLOBUS MEDICAL, INC., CLASS A(b)	1,257,310	1,547,164
47,204	HEALTHSOUTH CORP.	728,611	1,741,828
160,406	HEALTHWAYS, INC.(b)	1,978,424	2,569,704
25,000	HILL-ROM HOLDINGS, INC.	477,681	1,035,750
20,528	ICON PLC(b)(c)	785,586	1,174,817
24,129	ICU MEDICAL, INC.(b)	1,546,572	1,548,599
32,283	LEMAITRE VASCULAR, INC.	240,468	222,107
10,555	LHC GROUP, INC.(b)	225,068	244,876
5,123	MEDICAL ACTION INDUSTRIES, INC.(b)	35,852	70,595
64,412	MERGE HEALTHCARE, INC.(b)	167,988	141,706
17,866	NATUS MEDICAL, INC.(b)	273,860	527,226
18,866	OHR PHARMACEUTICAL, INC.(b)	149,688	136,778

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
September 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont’d):
39,139	PDI, INC.(b)	$197,174	93,934
28,878	PHARMERICA CORP.(b)	530,714	705,490
46,073	PSYCHEMEDICS CORP.	566,936	655,619
14,327	SANGAMO BIOSCIENCES, INC.(b)	211,203	154,517
17,455	SCICLONE PHARMACEUTICALS, INC.(b)	88,488	120,265
4,769	SURMODICS, INC.(b)	97,291	86,605
25,800	SYMMETRY MEDICAL, INC.(b)	238,023	260,322
13,293	U.S. PHYSICAL THERAPY, INC.	469,164	470,439
37,553	WEST PHARMACEUTICAL SERVICES, INC.	699,591	1,680,872
		27,313,217	32,955,239	10.02%
Industrials:
76,040	A.O. SMITH CORP.	1,753,640	3,595,171
15,928	ACETO CORP.	286,883	307,729
79,734	ACTUANT CORP., CLASS A	2,169,353	2,433,482
38,000	AIR LEASE CORP.	840,658	1,235,000
14,713	ALLEGIANT TRAVEL CO.	1,503,075	1,819,410
45,486	ALTRA INDUSTRIAL MOTION CORP.	1,579,631	1,326,372
74,868	API TECHNOLOGIES CORP.(b)	209,471	175,940
45,290	ASTRONICS CORP.(b)	1,891,654	2,159,427
11,208	ASTRONICS CORP., CLASS B(b)	464,466	532,380
12,478	AZZ, INC.	444,250	521,206
2,979	BARRETT BUSINESS SERVICES, INC.	144,844	117,641
55,583	CASELLA WASTE SYSTEMS, INC., CLASS A(b)	297,331	213,995
7,597	CDI CORP.	118,406	110,308
14,510	CELADON GROUP, INC.	298,514	282,220
14,885	CHART INDUSTRIES, INC.(b)	1,456,138	909,920
4,386	CIRCOR INTERNATIONAL, INC.	141,041	295,309
30,242	CLARCOR, INC.	1,751,387	1,907,665
23,249	COMFORT SYSTEMS USA, INC.	297,959	315,024
18,677	COMMERCIAL VEHICLE GROUP, INC.(b)	149,159	115,424
70,317	ECHO GLOBAL LOGISTICS, INC.(b)	1,413,236	1,655,965
25,738	ENNIS, INC.	360,412	338,969
20,000	ENPRO INDUSTRIES, INC.(b)	569,233	1,210,600
30,701	ESCO TECHNOLOGIES, INC.	1,053,515	1,067,781
32,000	FORTUNE BRANDS HOME & SECURITY, INC.	637,834	1,315,520
49,339	GENCORP, INC.(b)	777,914	787,944
101,088	GENERAC HOLDINGS, INC.(b)	3,705,158	4,098,108
13,000	GENESEE & WYOMING, INC., CLASS A(b)	321,298	1,239,030
13,179	GIBRALTAR INDUSTRIES, INC.(b)	221,245	180,421
34,179	GRAHAM CORP.	944,804	982,646
43,500	HARSCO CORP.	1,143,971	931,335
45,000	HILLENBRAND, INC.	1,325,969	1,390,050
20,360	HOUSTON WIRE & CABLE CO.	280,595	243,913
35,000	ITT CORP.	698,010	1,572,900
45,000	JOHN BEAN TECHNOLOGIES CORP.	604,564	1,265,850
20,500	LB FOSTER CO., CLASS A	462,717	941,770
34,029	LSI INDUSTRIES, INC.	270,924	206,556
16,275	MIDDLEBY (THE) CORP.(b)	241,436	1,434,316
7,885	MILLER INDUSTRIES, INC.	139,718	133,257
3,910	NN, INC.	95,170	104,475
85,084	ON ASSIGNMENT, INC.(b)	2,528,159	2,284,505
7,812	POWELL INDUSTRIES, INC.	496,681	319,198
7,493	QUANEX BUILDING PRODUCTS CORP.	130,897	135,548
11,828	REGAL-BELOIT CORP.	587,807	759,949
101,928	REXNORD CORP.(b)	2,454,514	2,899,852
57,000	RITCHIE BROS. AUCTIONEERS, INC.(c)	1,266,141	1,276,230
6,353	SUPREME INDUSTRIES, INC., CLASS A	36,284	49,617
27,579	TELEDYNE TECHNOLOGIES, INC.(b)	1,075,219	2,592,702
53,456	TRIMAS CORP.(b)	1,648,659	1,300,584
43,205	TRIUMPH GROUP, INC.	2,766,246	2,810,485
3,170	VIAD CORP.	66,624	65,460
36,504	WOODWARD, INC.	1,284,295	1,738,320
		45,407,109	55,707,479	16.95%
Information Technology:
43,896	ADVENT SOFTWARE, INC.	1,296,614	1,385,358
13,778	ASURE SOFTWARE, INC.(b)	81,915	70,268
47,449	AVIAT NETWORKS, INC.(b)	82,501	85,408

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
September 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
32,000	BROADRIDGE FINANCIAL SOLUTIONS, INC.	$543,517	1,332,160
25,810	BROADSOFT, INC.(b)	736,349	543,042
1,532	CALAMP CORP.(b)	25,915	26,994
162,374	CALLIDUS SOFTWARE, INC.(b)	1,661,522	1,951,735
46,094	CIBER, INC.(b)	199,547	158,102
52,284	COGNEX CORP.(b)	1,043,536	2,105,477
25,775	COHU, INC.	270,633	308,527
5,958	COMPUTER TASK GROUP, INC.	77,681	66,134
8,997	COMTECH TELECOMMUNICATIONS CORP.	345,943	334,239
72,888	CTS CORP.	1,459,861	1,158,190
25,000	DIEBOLD, INC.	847,560	883,000
8,677	DIGITAL RIVER, INC.(b)	132,940	125,990
9,506	DSP GROUP, INC.(b)	84,571	84,318
78,731	ELECTRONICS FOR IMAGING, INC.(b)	3,304,272	3,477,548
4,726	EPIQ SYSTEMS, INC.	61,208	82,989
56,540	EURONET WORLDWIDE, INC.(b)	2,368,072	2,702,047
15,412	EVOLVING SYSTEMS, INC.	100,187	141,174
30,980	EXAR CORP.(b)	203,637	277,271
87,000	FAIRCHILD SEMICONDUCTOR INTERNATIONAL, INC.(b)	1,109,264	1,351,110
19,637	FEI CO.	1,587,521	1,481,023
68,934	FRANKLIN WIRELESS CORP.(b)	125,914	109,605
36,809	FREQUENCY ELECTRONICS, INC.(b)	361,015	392,752
43,918	GLOBALSCAPE, INC.	104,838	105,842
26,184	HACKETT GROUP (THE), INC.	96,826	156,057
53,432	HARMONIC, INC.(b)	303,561	338,759
71,206	IGATE CORP.(b)	2,373,299	2,614,684
45,068	INFORMATICA CORP.(b)	1,371,037	1,543,128
12,752	INTEGRATED SILICON SOLUTION, INC.	147,055	175,212
32,292	INTERNAP NETWORK SERVICES CORP.(b)	229,975	222,815
31,878	INTEST CORP.(b)	120,089	151,739
60,062	INVENSENSE, INC.(b)	1,029,872	1,185,023
61,012	IPG PHOTONICS CORP.(b)	3,580,540	4,196,405
30,550	ITERIS, INC.(b)	59,851	53,462
42,100	KNOWLES CORP.(b)	1,284,374	1,115,650
15,830	KVH INDUSTRIES, INC.(b)	151,969	179,196
44,627	LIONBRIDGE TECHNOLOGIES, INC.(b)	197,813	200,822
23,293	MARCHEX, INC., CLASS B	218,297	96,666
20,378	MATTSON TECHNOLOGY, INC.(b)	49,446	50,334
39,677	MERCURY SYSTEMS, INC.(b)	463,496	436,844
8,052	METHODE ELECTRONICS, INC.	212,278	296,877
79,600	MITEL NETWORKS CORP.(b)(c)	813,590	728,340
44,490	MODUSLINK GLOBAL SOLUTIONS, INC.(b)	164,680	158,829
102,899	ORBOTECH LTD.(b)(c)	1,495,871	1,603,166
34,527	PC-TEL, INC.	262,012	262,060
38,046	PLANET PAYMENT, INC.(b)	92,335	74,570
54,713	PLEXUS CORP.(b)	1,652,349	2,020,551
41,972	QUANTUM CORP.(b)	49,552	48,688
75,846	RIVERBED TECHNOLOGY, INC.(b)	1,209,320	1,406,564
32,421	RMG NETWORKS HOLDING CORP.(b)	55,976	53,495
31,928	ROGERS CORP.(b)	1,903,382	1,748,377
5,580	SCIQUEST, INC.(b)	88,207	83,923
18,059	SELECTICA, INC.(b)	82,422	108,173
39,595	SERVICESOURCE INTERNATIONAL, INC.(b)	217,330	127,892
9,444	SHORETEL, INC.(b)	47,503	62,803
136,835	SUPPORT.COM, INC.(b)	584,317	295,564
30,998	SYKES ENTERPRISES, INC.(b)	526,780	619,340
40,510	SYNCHRONOSS TECHNOLOGIES, INC.(b)	1,289,657	1,854,548
49,551	SYNNEX CORP.(b)	2,399,385	3,202,481
5,076	TECHTARGET, INC.(b)	40,445	43,603
14,440	ULTRA CLEAN HOLDINGS, INC.(b)	98,307	129,238
13,418	UNISYS CORP.(b)	214,386	314,115
22,000	VERINT SYSTEMS, INC.(b)	777,362	1,223,420
12,000	WEX, INC.(b)	318,886	1,323,840
9,863	XCERRA CORP.(b)	60,570	96,559
131,386	ZIX CORP.(b)	372,554	449,340
		44,923,489	51,793,455	15.76%
Materials:
58,491	BERRY PLASTICS GROUP, INC.(b)	1,351,799	1,476,313

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
September 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont’d):
53,500	CHEMTURA CORP.(b)	$931,329	1,248,155
22,937	CORE MOLDING TECHNOLOGIES, INC.(b)	203,503	325,247
11,500	DELTIC TIMBER CORP.	546,288	716,680
108,297	FERRO CORP.(b)	685,549	1,569,223
47,662	HANDY & HARMAN LTD.(b)	599,433	1,251,604
5,591	INNOSPEC, INC.	186,934	200,717
12,500	KAISER ALUMINUM CORP.	956,272	952,750
50,500	KAPSTONE PAPER AND PACKAGING CORP.(b)	1,426,903	1,412,485
48,188	KOPPERS HOLDINGS, INC.	1,367,125	1,597,914
19,600	NEENAH PAPER, INC.	577,070	1,048,208
22,756	OMNOVA SOLUTIONS, INC.(b)	197,081	122,200
70,623	PH GLATFELTER CO.	1,884,722	1,550,175
39,248	POLYONE CORP.	1,392,633	1,396,444
20,000	SENSIENT TECHNOLOGIES CORP.	1,090,758	1,047,000
3,929	SYNALLOY CORP.	53,596	68,365
13,650	TRECORA RESOURCES(b)	172,947	168,987
81,649	TRONOX LTD., CLASS A	1,954,312	2,126,956
61,241	US ANTIMONY CORP.(b)	89,824	77,776
		15,668,078	18,357,199	5.58%
Utilities:
35,788	ALLETE, INC.	1,273,121	1,588,629
8,301	DELTA NATURAL GAS CO., INC.	165,420	164,111
19,351	LACLEDE GROUP (THE), INC.	931,222	897,886
22,192	MIDDLESEX WATER CO.	421,640	434,963
26,500	ONE GAS, INC.	949,901	907,625
35,000	PNM RESOURCES, INC.	733,499	871,850
12,810	PURE CYCLE CORP.(b)	77,833	82,881
39,000	QUESTAR CORP.	663,326	869,310
26,435	SJW CORP.	712,865	710,308
49,869	UIL HOLDINGS CORP.	1,675,216	1,765,363
7,022	UNITIL CORP.	150,821	218,314
21,500	VECTREN CORP.	792,713	857,850
14,996	YORK WATER CO.	294,435	299,920
		8,842,012	9,669,010	2.94%
	Sub-total Common Stocks:	274,991,857	321,122,123	97.68%
Short-Term Investments:
7,664,778	NORTHERN INSTITUTIONAL FUNDS -
	U.S. GOVERNMENT SELECT PORTFOLIO, 0.01%(e)	7,664,778	7,664,778
	Sub-total Short-Term Investments:	7,664,778	7,664,778	2.33%
	Grand total(f)	$282,656,635	328,786,901	100.01%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
September 30, 2014

Notes to Schedule of Investments:

(a)

Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Non-income producing assets.
(c)

Foreign security values are stated in U.S. dollars. As of September 30, 2014, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 2.86% of net assets.

(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 0.44% of net assets as of September 30, 2014.
(e)

The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2013, the value of the Clearwater Small Companies Fund’s (the “Small Companies Fund’s”) investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was approximately $7,122,336 with net purchases of approximately $542,442 during the nine months ended September 30, 2014.

(f)

At September 30, 2014, the cost for Federal income tax purposes was $282,808,462. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$57,446,528
Gross unrealized depreciation	(11,468,089)
Net unrealized appreciation	$45,978,439

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
September 30, 2014

Fair value is an estimate of the price the Small Companies Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Small Companies Fund’s investments, as described below. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Security transactions are accounted for as of trade date. Wherever possible, the Small Companies Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Small Companies Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Small Companies Fund’s investments, which are carried at fair value, as of September 30, 2014.

	Level 1	Level 2	Level 3	Total

Common Stocks	$321,122,123	$—	$—	$321,122,123
Short-Term Investments	7,664,778	—	—	7,664,778
Total	$328,786,901	$—	$—	$328,786,901

For the Small Companies Fund, 100% of the investment value is comprised of equity securities and short-term investments. See the Small Companies Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded.

The Small Companies Fund records all transfers between levels based on valuations at the end of each reporting period. At September 30, 2014, there were no transfers between any of the Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2013.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater Small Companies Fund (unaudited)
September 30, 2014

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End Funds:
225,100	BLACKROCK LNG-TM MUN ADV			$2,332,461	2,534,626
60,000	BLACKROCK MUN INC TRUST			903,622	861,000
20,000	BLACKROCK MUN INCOMSCI BR			273,012	273,400
148,800	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND			1,705,296	2,068,320
50,300	BLACKROCK MUNIHOLDINGS QUALITY FUND II INC			635,673	667,984
67,229	BLACKROCK MUNIYIELD INVES			854,076	987,594
43,111	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND			537,141	574,670
81,800	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II INC			981,525	1,024,954
76,179	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			1,014,103	1,016,990
54,700	BLACKROCK MUNIYIELD PENNS			774,527	768,535
101,896	BLACKROCK MUNIYIELD QUAL			1,307,244	1,303,250
116,500	BLACKROCK MUNIYIELD QUALITY FUND III INC			1,545,330	1,597,215
33,827	BLACKROCK MUNIYIELD QUALITY FUND INC			465,514	504,022
193,098	DEUTSCHE MUNICIPAL INCOME			2,097,006	2,546,963
33,000	DREYFUS STRAT MUN COM USD			301,450	276,540
28,668	DREYFUS STRATEGIC MUNI BD			239,110	230,777
66,800	EATON VANCE CALI MUN BOND			744,489	808,280
160,650	INVESCO ADV MUN INC TR II			1,785,089	1,828,197
108,205	INVESCO MUNICIPAL OPP TR			1,345,903	1,355,809
66,122	INVESCO QUALITY MUNI INC			750,670	801,399
60,248	MANAGED DURATION INVESTME			779,111	806,118
39,100	MFC NUVEEN INSD MUN			588,519	557,175
32,087	NUVEEN CALIF DIV ADVAN			373,206	457,240
7,478	NUVEEN DIVIDEND ADV MUNI			102,812	102,224
12,013	NUVEEN DIVIDEND ADVANTAGE			171,617	169,503
15,963	NUVEEN MI QUALITY INCOME			214,604	217,735
8,408	NUVEEN MUNI ADVANTAGE FUN			113,838	113,424
52,779	NUVEEN PENN INV QUAL MUNI			723,142	718,850
30,200	NUVEEN PREMIER MUNI INC F			409,657	406,190
238,709	NUVEEN PREMIUM INC MUNI F			3,273,534	3,282,249
22,000	WESTERN ASSET MANAGED MUN			240,488	287,760
22,077	WESTERN ASSET MUNICIPAL P			276,995	328,064
	Sub-total Closed-End Funds			27,860,764	29,477,057	5.89%
Municipal Bonds:
2,350,000	ACALANES CA UNION HIGH SCH DIST(b)	8/1/2039	2.02	1,167,138	1,675,644
1,200,000	AGUA CALIENTE CA BAND OF CAHUILLA INDIANS REVENUE(c)	7/1/2018	6.00	1,186,118	1,183,284
870,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	10/1/2028	5.25	870,000	924,497
465,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	4/1/2038	4.50	353,716	468,813
1,000,000	ALACHUA CNTY FL HLTH FACS AUTH CCRC	10/1/2032	8.00	1,164,107	1,199,050
2,000,000	ALASKA ST HSG FIN CORP	12/1/2034	5.25	2,000,308	2,017,300
750,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2037	4.13	736,240	765,540
500,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2040	4.63	495,334	517,985
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(d)(e)	12/1/2010	5.40	350,000	157,500
240,000	ALBANY NY INDL DEV AGY(e)	5/1/2016	6.50	207,593	3,005
830,000	ALLEGHENY CNTY PA INDL DEV AUTH CHRT SCH REVENUE	8/15/2026	5.90	830,000	884,332
555,000	ALLEN ACADEMY MI	6/1/2017	5.25	555,000	565,184
1,000,000	ALVORD CA UNIF SCH DIST	8/1/2036	5.25	1,028,393	1,127,110
1,000,000	ALVORD CA UNIF SCH DIST(b)	8/1/2046	1.89	372,089	736,660
867,327	ARIZONA ST HLTH FACS AUTH	7/1/2027	5.25	844,616	961,675
1,000,000	ARIZONA ST HLTH FACS AUTH HLTH CARE FACS REVENUE	10/1/2022	5.10	987,041	1,007,900
1,940,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	8/15/2028	7.00	1,895,652	2,142,536
500,000	ARLINGTON TX HGR EDU FIN CORPEDU REVENUE	3/1/2024	5.88	500,000	520,890
500,000	ATHENS-CLARKE CNTY GA UNIF GOVT DEV AUTH REVENUE	6/15/2039	5.00	522,964	542,560

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	ATLANTA GA ARPT REVENUE	1/1/2030	6.00	$515,980	601,340
1,325,000	ATLANTA GA WTR & WSTWTR REVENUE	11/1/2039	5.00	1,323,749	1,329,465
1,500,000	BAY CNTY FL EDUCTNL FACS REVENUE	9/1/2030	5.25	1,386,704	1,539,030
1,000,000	BELLALAGO FL EDUCTNL FACS BENEFIT DIST CAPITAL IMPT REVENUE	5/1/2030	4.38	982,770	1,023,580
1,195,000	BELLWOOD IL	12/1/2027	5.88	1,184,739	1,172,904
600,000	BEXAR CNTY TX HSG FIN CORP	8/1/2030	6.10	524,573	602,268
365,000	BEXAR CNTY TX HSG FIN CORP	8/1/2030	8.13	353,576	313,907
2,000,000	BEXAR CNTY TX REVENUE	8/15/2039	5.00	2,152,849	2,153,480
1,000,000	BIRMINGHAM AL BAPTIST MED CTRS SPL CARE FACS FING AUTH REVEN	11/15/2030	5.00	1,008,976	1,006,570
500,000	BOONE CNTY MO HOSP REVENUE	8/1/2028	5.75	508,564	557,325
750,000	BOWLING GREEN OH STUDENT HSG REVENUE	6/1/2031	5.75	721,342	799,875
500,000	BOYNTON BEACH FLA REV	6/1/2022	5.75	500,000	300,015
500,000	BOYNTON BEACH FLA REV	6/1/2027	6.25	500,000	300,015
500,000	BRAZOS CNTY TX HLTH FACS DEV CORP	1/1/2033	5.50	502,681	531,415
1,000,000	BUREAU CNTY TWP IL HIGH SCH DIST #502	10/1/2043	6.63	1,068,921	1,245,920
600,000	BURLINGTON CNTY NJ BRIDGE COMMISSION ECON DEV REVENUE	1/1/2038	5.63	604,852	608,202
390,000	BUTLER CNTY PA GEN AUTH REVENUE	10/1/2034	0.86	390,000	315,202
124,028	CALIFORNIA ST CMNTY HSG FIN AGY LEASE REVENUE(e)	8/1/2012	4.65	124,028	73
351,528	CALIFORNIA ST CMNTY HSG FIN AGY LEASE REVENUE(d)(e)	11/1/2012	4.85	347,374	3,515
500,000	CALIFORNIA ST HLTH FACS FING AUTH REVENUE	8/15/2033	5.50	507,673	592,115
1,000,000	CALIFORNIA ST HSG FIN AGY REVENUE	8/1/2033	5.45	931,537	1,024,700
500,000	CALIFORNIA ST INFRASTRUCTURE & ECON DEV BANK ST SCH FUND APP	8/15/2029	5.75	503,408	571,770
750,000	CALIFORNIA ST MUNI FIN AUTH MOBILE HOME PARK REVENUE	8/15/2039	5.25	782,825	817,515
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE(b)	8/1/2029	1.64	1,117,547	1,660,380
1,000,000	CALIFORNIA ST STWD CMNTYS DEV AUTH EDUCTNL FACS REVENUE	7/1/2030	5.15	833,402	1,003,890
1,035,000	CALIFORNIA ST STWD CMNTYS DEV AUTH REVENUE	1/1/2021	6.00	1,035,000	1,171,113
800,000	CALIFORNIA ST STWD CMNTYS DEV AUTH REVENUE	11/1/2021	6.50	800,000	907,016
1,400,000	CALIFORNIA ST STWD CMNTYS DEVAUTH STUDENT HSG REVENUE	1/15/2036	5.60	1,400,000	1,432,480
500,000	CALIFORNIA STWD CMNTYS DEV AUTH REVENUE	11/1/2023	5.13	500,000	530,930
255,000	CAPITAL TRUST AGY FL MF REVENUE(e)	6/1/2013	4.75	255,000	112,200
750,000	CAPITAL TRUST AGY FL MF REVENUE(e)	6/1/2038	5.88	762,053	408,750
1,000,000	CARLSBAD CA UNIF SCH DIST(b)	8/1/2031	2.26	600,154	880,580
835,003	CARLSBAD NM INDL DEV REVENUE	4/15/2021	5.75	849,863	886,665
1,000,000	CARMEL IN REVENUE	11/15/2022	6.00	984,163	1,084,790

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	CARMEL IN REVENUE	11/15/2027	7.00	$1,023,143	1,105,410
500,000	CEDAR FALLS IA CMNTY SCH DIST SCH INFRASTRUCTURE SALES SVCS	6/1/2027	5.38	498,848	552,835
1,000,000	CENTRL BRADFORD PROGRESS AUTH PA	12/1/2031	5.50	1,029,740	1,177,790
595,000	CHANDLER PARK ACADEMY MI PUBLIC SCH ACADEMY REVENUE	11/1/2022	5.00	474,953	600,545
275,000	CHESTERFIELD CNTY VA INDL DEV AUTH MF REVENUE	7/1/2019	5.20	263,610	274,975
1,000,000	CHICAGO IL MIDWAY ARPT REVENUE	1/1/2035	5.25	1,002,615	1,113,820
200,000	CITIZEN POTAWATOMI NATION OK SENIOR OBLG TAX REVENUE	9/1/2016	6.50	200,000	196,512
590,000	CLIFTON TX HGR EDU FIN CORP EDU REVENUE	2/15/2018	7.75	585,680	629,211
1,500,000	CLOVIS CA UNIF SCH DIST(b)	8/1/2030	3.76	577,491	707,130
85,000	COLLIER CNTY FL HSG FIN AUTH MF HSG REVENUE	8/15/2015	5.25	84,953	85,287
750,000	COLLIER CNTY FL INDL DEV AUTH	10/1/2039	6.25	736,037	851,760
1,000,000	COLLIER CNTY FLA INDL DEV AUTHCONTINUING CARE CMNTY REV(c)	5/15/2020	6.50	1,000,000	1,005,800
750,000	COLLIER CNTY FLA INDL DEV AUTHCONTINUING CARE CMNTY REV(c)	5/15/2026	7.25	750,000	826,958
1,000,000	COLONIAL COUNTRY CLUB FL CDD CAPITAL IMPT REVENUE	5/1/2033	4.10	996,096	1,006,340
1,500,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH INDEP SCH REVENUE	5/1/2030	6.00	1,462,852	1,590,225
835,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	11/15/2028	6.75	835,000	1,020,103
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	6/1/2033	5.50	977,130	1,113,380
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	994,015	1,079,830
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	12/1/2028	5.50	1,014,292	1,106,850
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	8/1/2033	7.63	987,617	1,159,780
430,000	COLORADO ST HSG & FIN AUTH	10/1/2029	5.40	430,000	461,472
590,000	COLORADO ST HSG & FIN AUTH	11/1/2029	5.50	590,000	610,680
620,000	COLORADO ST HSG FIN AUTH SF MTGE REVENUE	11/1/2034	5.00	620,025	648,086
1,000,000	COLTON CA JT UNIF SCH DIST(b)	8/1/2035	1.86	593,937	764,060
1,000,000	CONNECTICUT ST HSG FIN AUTH	11/15/2035	4.75	1,000,000	1,053,820
890,000	CONNECTICUT ST HSG FIN AUTH	11/15/2041	4.63	885,755	935,479
135,000	CONNECTICUT ST HSG FIN AUTH	11/15/2041	5.00	135,000	144,516
1,500,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2035	3.75	1,500,000	1,513,995
1,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2038	3.95	1,000,000	1,018,400
2,785,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2042	4.15	2,785,000	2,862,896

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
5,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2047	3.65	$5,000,000	4,776,200
1,105,000	CORONA-NORCO CA UNIF SCH DIST(b)	8/1/2039	1.35	720,748	1,188,892
637,000	CORTLAND IL SPL TAX REVENUE(e)	3/1/2017	5.50	633,881	191,884
500,000	COVENTRY OH LOCAL SCH DIST	11/1/2037	5.25	507,366	546,600
580,000	CROW FIN AUTH MT TRIBAL PURPOSE REVENUE	10/1/2017	5.65	569,388	582,094
500,000	CUYAHOGA CNTY OH HSG MTGE REVENUE	3/20/2042	5.70	511,678	533,060
1,000,000	DALLAS-FORT WORTH TX INTERNATIONAL ARPT REVENUE	11/1/2037	5.25	1,011,515	1,133,500
2,000,000	DAMON RUN IN CONSERVANCY DIST	7/1/2025	6.10	2,028,679	2,284,060
1,000,000	DAMON RUN IN CONSERVANCY DIST	1/1/2027	6.38	1,011,163	1,154,630
1,000,000	DAVIE FL EDUCTNL FACS REVENUE	4/1/2042	6.00	1,029,397	1,153,080
500,000	DAVIESS CNTY IN HOSP ASSN LEASE RENTAL REVENUE	1/15/2029	5.25	490,123	546,050
500,000	DECATUR IL	3/1/2034	5.00	518,994	547,120
1,000,000	DEKALB/KANE/LA SALLE CNTYS IL CMNTY CLG DIST #523(b)	2/1/2029	3.83	448,759	487,860
315,000	DELAWARE ST HSG AUTH REVENUE	7/1/2031	5.20	315,000	335,601
500,000	DINUBA CA FING AUTH LEASE REVENUE	9/1/2038	5.38	495,000	513,015
500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	7/1/2033	5.45	500,000	558,160
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2040	4.90	1,000,000	1,052,380
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,063,020
1,000,000	DOUGLAS CNTY CO MF REVENUE	10/1/2029	4.50	1,000,000	1,058,450
3,000,000	DUBLIN CA UNIF SCH DIST(b)	8/1/2034	3.18	863,332	988,350
1,500,000	EAST MORGAN CNTY CO HOSP DIST COPS	12/1/2038	5.88	1,500,000	1,511,475
825,000	EAST POINT GA	2/1/2026	8.00	825,000	827,104
2,045,000	EDEN TWP CA HOSP DIST COPS	6/1/2030	6.00	2,024,426	2,198,968
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	742,271	881,475
1,000,000	EL PASO TX DOWNTOWN DEV CORP SPL REVENUE	8/15/2038	7.25	1,088,576	1,259,510
1,000,000	ENCINITAS CA UNION SCH DIST(b)	8/1/2035	2.16	548,434	859,260
1,155,000	ENTERPRISE CA ELEM SCH DIST(b)	8/1/2035	1.94	665,140	941,775
1,000,000	ERIE CNTY PA HOSP AUTH	7/1/2027	7.00	1,000,000	1,058,870
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	532,955
238,000	FARMS NEW KENT VA CMNTY DEV AUTH SPL ASSMNT(e)	3/1/2036	5.13	238,000	127,332
1,000,000	FESTIVAL RANCH AZ CMNTY FACS DIST	7/15/2024	6.25	1,010,247	1,101,140
315,000	FIDDLERS CREEK FL CDD #2 SPL ASSMNT REVENUE(e)	5/1/2013	5.75	314,118	236,880
1,000,000	FISHHAWK CCD IV FL SPL ASSMNT REVENUE	5/1/2033	7.00	1,000,000	1,082,370
700,000	FLAGSTAFF AZ INDL DEV AUTH	7/1/2022	5.50	657,882	705,586
1,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE	12/15/2025	6.38	1,000,000	1,055,910
375,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2026	5.00	375,942	394,942

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
100,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2033	5.45	$100,000	105,263
1,215,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2034	5.30	1,219,199	1,289,200
995,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2039	4.20	995,000	1,022,621
1,250,000	FORT SILL APACHE TRIBE OK ECONDEV AUTH GAMING ENTERPRISE REV(c)	8/25/2026	8.50	1,250,000	1,450,112
1,145,000	FULTON CNTY GA DEV AUTH	11/1/2028	5.25	997,615	1,073,575
1,000,000	FYI PROPERTIES WA LEASE REVENUE	6/1/2034	5.50	982,238	1,143,070
500,000	GAINESVILLE & HALL CNTY GA DEV AUTH RETMNT CMNTY REVENUE	11/15/2029	6.38	510,337	562,640
1,490,316	GALVESTON COUNTY MUNICIPAL UTILITY DISTRICT	2/25/2015	6.50	1,490,316	1,189,466
500,000	GEORGIA ST ENVRNMNTL LOAN ACQUISITION CORP LOC GOVT LOAN SEC	2/15/2031	5.13	495,898	560,295
355,000	GEORGIA ST ENVRNMNTL LOAN ACQUISITION CORP LOC GOVT LOAN SEC	2/15/2036	5.25	349,398	396,002
3,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	3.80	3,500,000	3,544,065
2,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	4.00	2,000,000	2,036,140
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2043	3.90	986,079	1,010,430
2,000,000	GLENDALE CA UNIF SCH DIST(b)	9/1/2028	3.82	842,476	1,006,640
1,500,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE(b)	10/1/2035	1.91	889,449	1,093,125
1,210,000	HAMILTON CNTY OH HLTH CARE REVENUE	1/1/2031	6.13	1,179,628	1,349,005
940,000	HAMMOND IN LOCAL PUBLIC IMPT BOND BANK SPL REVENUE	8/15/2025	6.50	944,704	954,739
1,000,000	HAMMOND IN LOCAL PUBLIC IMPT BOND BANK SPL REVENUE	8/15/2030	6.50	1,002,504	1,013,550
1,250,000	HARRIS CNTY TX CULTURAL EDU FACS FIN CORP REVENUE(c)	8/15/2021	6.75	1,250,000	1,383,200
1,500,000	HARTNELL CA CMNTY CLG DIST(b)	8/1/2034	2.36	740,144	1,199,760
3,500,000	HEALDSBURG CA UNIF SCH DIST(b)	8/1/2037	1.44	2,326,022	2,379,090
1,000,000	HELENDALE CA SCH DIST(b)	8/1/2034	1.82	618,436	903,310
750,000	HEMPSTEAD TOWN NY LOCAL DEV CORP REVENUE	9/1/2038	5.00	756,934	830,085
2,000,000	HENDERSON NV HLTHCARE FAC REVENUE	7/1/2031	5.25	2,000,000	2,126,120
1,000,000	HIDALGO CNTY TX REGL MOBILITY AUTH VEHICLE REGISTRATION FEE	12/1/2038	5.25	1,033,785	1,132,010
500,000	HIGHLANDS CNTY FL HLTH FACS AUTH	11/15/2032	5.13	500,649	532,890
1,000,000	HILLSBORO OR HOSP FAC AUTH	10/1/2031	5.38	1,000,000	1,012,920
73,000	HOUMA-TERREBONNE LA PUBLIC TRUST FING AUTH SF MTGE	12/1/2040	5.15	75,548	73,241
1,500,000	HOUSTON TX HGR EDU FIN CORP	9/1/2038	5.50	1,548,427	1,676,190
500,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2021	6.00	500,000	505,855

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2024	7.00	$750,000	795,375
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2029	7.38	741,526	787,590
120,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	7/1/2026	5.65	121,824	126,182
75,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	1/1/2040	5.50	75,000	78,167
1,000,000	ILLINOIS ST	2/1/2031	5.25	1,041,154	1,081,150
500,000	ILLINOIS ST	7/1/2033	5.50	498,833	539,185
700,000	ILLINOIS ST COPS	7/1/2017	5.80	700,000	701,372
995,000	ILLINOIS ST FIN AUTH CHRT SCH REVENUE	10/1/2031	6.88	995,000	1,149,006
1,500,000	ILLINOIS ST FIN AUTH EDU REVENUE	9/1/2027	5.00	1,455,603	1,522,305
500,000	ILLINOIS ST FIN AUTH EDU REVENUE	9/1/2032	6.00	500,000	556,135
675,000	ILLINOIS ST FIN AUTH EDUCTNL FAC REVENUE	2/1/2034	6.00	684,561	688,952
935,000	ILLINOIS ST FIN AUTH REVENUE	8/15/2023	5.25	910,692	969,857
610,000	ILLINOIS ST FIN AUTH REVENUE	8/15/2026	6.00	615,156	623,487
500,000	ILLINOIS ST FIN AUTH REVENUE	3/15/2027	5.00	509,070	537,480
1,000,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2027	5.50	1,028,149	1,069,210
500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2029	5.25	503,277	542,110
1,045,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2030	5.50	1,067,785	1,099,361
750,000	ILLINOIS ST FIN AUTH REVENUE	11/15/2036	5.25	758,212	763,980
570,000	ILLINOIS ST FIN AUTH REVENUE	2/1/2037	5.25	571,070	579,850
500,000	ILLINOIS ST FIN AUTH REVENUE	3/1/2038	6.00	485,902	566,040
750,000	ILLINOIS ST FIN AUTH SPORTS FAC REVENUE(c)(e)(f)	10/1/2027	6.13	730,795	54,472
500,000	ILLINOIS ST FIN AUTH SPORTS FAC REVENUE(c)(e)(f)	10/1/2037	6.25	484,210	36,315
1,000,000	ILLINOIS ST FIN AUTH STUDENT HSG REVENUE	10/1/2024	6.00	990,717	1,122,400
1,000,000	ILLINOIS ST HSG DEV AUTH	7/1/2034	4.95	1,000,000	1,074,100
500,000	ILLINOIS ST HSG DEV AUTH	7/1/2047	4.50	466,750	502,995
1,500,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2031	5.25	1,635,615	1,675,125
1,000,000	IMPERIAL CA CMNTY CLG DIST(b)	8/1/2040	0.84	948,682	1,173,090
500,000	INDIANA ST BOND BANK REVENUE	2/1/2029	5.50	491,708	569,265
3,000,000	INDIANA ST FIN AUTH REVENUE	9/15/2030	6.50	3,067,022	3,414,030
500,000	INDIANA ST FIN AUTH REVENUE	2/1/2031	4.00	492,892	511,350
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2031	5.50	492,887	542,525
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2033	6.50	986,465	1,120,430
1,000,000	INDIANA ST FIN AUTH REVENUE	2/1/2037	4.00	961,326	984,900
1,000,000	INDIANA ST FIN AUTH REVENUE	3/1/2041	5.00	1,063,593	1,068,920
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	5.88	550,964	554,910
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	6.00	986,702	1,119,920
575,000	INDIANA ST HLTH & EDUCTNL FACFING AUTH HOSP REVENUE	2/15/2030	5.25	440,680	593,302
6,219,226	INTERMEDIATE SCH DIST #287 MN LEASE REVENUE	11/1/2032	5.30	5,999,189	6,313,261
1,000,000	IOWA ST FIN AUTH HLTH CARE FACS REVENUE	7/1/2033	5.50	1,040,060	1,152,870
200,000	IOWA ST STUDENT LOAN LIQUIDITY CORP	12/1/2027	5.50	196,146	214,162
2,000,000	JEFFERSON CA UNION HIGH SCH DIST SAN MATEO CNTY(b)	8/1/2031	4.10	614,967	632,060
370,000	JEFFERSON PARISH LA FIN AUTH	6/1/2038	5.00	385,325	385,481
120,000	JEFFERSON PARISH LA FIN AUTH	12/1/2048	5.70	125,847	123,578
780,000	KALISPEL TRIBE OF INDIANS PRIORITY DIST WA REVENUE	1/1/2016	6.20	768,355	775,960

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,090,000	KANSAS CITY MO INDL DEV AUTH	9/1/2023	5.45	$1,090,000	1,156,795
1,000,000	KANSAS CITY MO INDL DEV AUTH	11/20/2039	5.10	1,000,000	1,058,690
500,000	KENTUCKY ST ECON DEV FIN AUTH MF HSG REVENUE	11/20/2035	5.38	500,000	525,325
1,000,000	KENTUCKY ST HSG CORP HSG REVENUE	7/1/2028	3.75	984,137	1,040,310
370,000	KENTUCKY ST HSG CORP HSG REVENUE	7/1/2039	5.15	370,000	391,208
1,850,000	KERRVILLE TX HLTH FACS DEV CORP HOSP REVENUE	8/15/2035	5.45	1,825,388	1,864,948
750,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	750,000	840,202
500,000	KIRKWOOD MO INDL DEV AUTH
	RETMNT CMNTY REVENUE	5/15/2021	8.00	500,000	589,065
2,500,000	KOYUKUK AK REVENUE	10/1/2023	7.00	2,438,803	2,774,850
1,300,000	KREMMLING CO MEMORIAL HOSP DIST COPS	12/1/2022	6.00	1,289,671	1,191,229
416,000	LAFAYETTE LA PUBLIC TRUST FING AUTH SF MTGE	1/1/2041	5.35	425,039	425,605
1,900,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2030	7.40	1,882,629	2,367,875
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2033	6.70	750,000	828,712
2,000,000	LAS VEGAS NV REDEV AGY TAX INCR REVENUE	6/15/2023	7.50	1,984,060	2,341,780
245,000	LEHIGH CNTY PA GEN PURPOSE AUTH	8/15/2042	1.18	245,000	190,818
750,000	LEWISVILLE TX COMB CONTRACT REVENUE	9/1/2024	3.00	740,472	744,045
480,000	LEXINGTON OAKS FL CDD SPL ASSMNT REVENUE	5/1/2033	5.65	480,000	509,107
500,000	LEXINGTON VA INDL DEV AUTH RSDL CARE FAC REVENUE	1/1/2028	5.38	504,588	512,900
180,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU	1/1/2015	6.38	180,000	107,705
550,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU	1/1/2030	5.50	557,539	384,923
1,000,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU(e)	1/1/2036	5.25	1,005,522	350,100
500,000	LONG LAKE RANCH CMNTY DEV DISTFLA CAP IMPT REV	5/1/2024	5.63	500,000	508,120
1,000,000	LONG LAKE RANCH CMNTY DEV DISTFLA CAP IMPT REV	5/1/2044	5.75	979,054	1,006,670
1,000,000	LOUISIANA ST ENERGY & PWR AUTH PWR PROJ REVENUE	6/1/2038	5.25	1,020,873	1,126,650
445,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	12/1/2034	5.10	445,000	475,407
105,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	6/1/2038	5.85	108,271	111,308
545,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	12/1/2038	5.70	556,299	579,128
195,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	6/1/2039	5.60	201,104	211,910
375,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	6/20/2028	8.00	375,000	243,682
750,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	5/1/2031	6.50	746,917	831,938
475,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	2/15/2036	0.86	475,000	416,100
500,000	LUCAS CNTY OH HLTH CARE FACS REVENUE	8/15/2030	5.50	492,161	545,295

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,490,000	LUZERNE CNTY PA	11/1/2026	7.00	$1,555,118	1,716,852
262,532	LYONS CO	11/30/2016	4.75	263,357	259,264
1,000,000	MACON & MOULTRIE CNTYS IL CMNTY SCH DIST #3 MOUNT ZION	12/1/2041	5.50	1,033,378	1,160,770
1,000,000	MACON CNTY IL SCH DIST #61	1/1/2037	5.25	1,025,075	1,091,010
250,000	MAGNOLIA CREEK FL CDD CAPITAL IMPT REVENUE(d)(e)	5/1/2014	5.60	250,000	87,500
1,000,000	MAINE ST HLTH & HGR EDUCTNL FACS AUTH REVENUE	7/1/2032	7.50	1,044,446	1,175,930
1,000,000	MAINE ST HSG AUTH MTGE REVENUE	11/15/2036	3.60	1,000,000	974,610
1,000,000	MAINE ST HSG AUTH MTGE REVENUE	11/15/2037	4.50	1,000,000	1,052,790
1,000,000	MAINE ST TECH CLG SYS COPS	1/1/2017	5.80	1,000,000	1,004,570
1,000,000	MALTA IL TAX INCR REVENUE(e)	12/30/2025	5.75	1,000,000	527,310
500,000	MANATEE CNTY FL SCH BRD COPS	7/1/2031	5.63	495,950	561,620
500,000	MANCHESTER NH HSG & REDEV AUTH REVENUE	1/1/2015	6.75	499,587	500,645
500,000	MANCHESTER NH HSG & REDEV AUTH REVENUE(b)	1/1/2020	3.58	375,303	371,995
452,000	MANHATTAN IL SPL SVC AREA SPL TAX(e)	3/1/2022	5.75	452,000	88,380
500,000	MANSFIELD OH	12/1/2024	6.00	516,752	567,635
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(b)	9/1/2041	2.95	95,371	66,722
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE	9/1/2041	5.63	377,243	328,685
750,000	MARTINEZ CA UNIF SCH DIST	8/1/2035	6.13	626,060	963,082
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2030	5.13	500,000	544,090
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	500,000	532,450
439,038	MASHANTUCKET WSTRN PEQUOT TRIBE CT	7/1/2031	6.05	509,512	101,001
930,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	7/1/2030	6.38	918,583	1,023,372
1,580,000	MASSACHUSETTS ST EDUCTNL FING AUTH	1/1/2028	5.25	1,580,397	1,710,745
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.00	1,000,000	1,076,390
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2038	5.15	1,000,000	1,063,890
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	5.00	1,000,000	1,080,210
885,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	6/1/2040	5.05	885,000	933,817
500,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2042	3.50	499,397	468,415
3,435,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2043	4.00	3,435,000	3,423,115
160,000	MEAD NE TAX INCR REVENUE(e)	7/1/2012	5.13	160,000	16,000
750,000	MEADOW PINES FL CDD	5/1/2030	4.45	750,000	778,448
1,000,000	MEDFORD OR HOSP FACS AUTH REVENUE	10/1/2042	5.00	1,047,963	1,058,690
1,070,000	MET GOVT NASHVILLE &
	DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(e)	12/20/2020	8.00	1,070,000	535,000
855,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(e)	6/20/2036	10.00	855,000	299,267

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,830,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(e)	12/20/2040	7.50	$1,830,000	1,098,000
2,000,000	MET WASHINGTON DC ARPTS AUTH DULLES TOLL ROAD REVENUE(b)	10/1/2041	1.14	1,362,886	2,279,080
1,000,000	MET WASHINGTON DC ARPTS AUTH DULLES TOLL ROAD REVENUE	10/1/2053	5.00	1,037,910	1,049,010
500,000	MIAMI-DADE CNTY FL HLTH FACS AUTH HOSP REVENUE	8/1/2030	6.00	487,020	567,135
2,500,000	MICHIGAN ST HOSP FIN AUTH	11/15/2025	5.25	2,311,343	2,503,025
1,500,000	MICHIGAN ST HOSP FIN AUTH	6/1/2034	6.13	1,544,318	1,721,070
1,000,000	MICHIGAN ST HSG DEV AUTH	10/1/2034	5.63	1,000,000	1,068,950
1,000,000	MICHIGAN ST MUNI BOND AUTH	5/1/2023	5.75	1,018,062	1,161,740
610,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH(c)(f)	9/1/2016	6.00	608,641	396,531
360,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	10/1/2023	6.25	360,000	336,948
500,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	11/1/2028	6.35	500,000	509,420
205,734	MINNESOTA ST HGR EDU FACS AUTH REVENUE	10/1/2016	4.49	206,214	208,552
370,000	MINNESOTA ST HSG FIN AGY	7/1/2034	5.05	370,000	392,281
740,000	MINNESOTA ST HSG FIN AGY	1/1/2040	5.10	740,000	783,741
1,000,000	MISSISSIPPI ST DEV BANK SPL OBLG	10/1/2031	6.50	974,852	1,145,470
95,000	MISSISSIPPI ST HOME CORP SF MTGE REVENUE	6/1/2039	6.75	99,645	100,237
200,000	MISSOURI ST HSG DEV COMMISSION SF HSG REVENUE	9/1/2034	5.35	200,000	214,582
947,585	MOBERLY MO INDL DEV AUTH(e)	9/1/2024	6.00	963,425	61,593
1,365,000	MONTANA ST BRD OF HSG	12/1/2038	3.75	1,365,000	1,383,195
955,000	MONTANA ST BRD OF HSG	12/1/2038	5.20	955,000	1,044,799
705,000	MONTANA ST BRD OF HSG	12/1/2039	5.50	705,062	744,910
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	535,515
2,000,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVE	7/1/2038	4.00	2,000,000	2,016,720
800,000	MOUNT CARBON CO MET DIST REVENUE	6/1/2043	7.00	800,000	477,880
200,000	MOUNT CARBON CO MET DIST REVENUE(e)	6/1/2043	8.00	-	20,000
500,000	MULTNOMAH CNTY OR HOSP FACS AUTH REVENUE	12/1/2029	5.00	534,522	535,965
615,000	MUNSTER IN ECON DEV TAX INCR REVENUE	7/15/2026	4.75	612,229	660,830
1,000,000	N SLOPE BORO AK SVC AREA 10 WTR & WSTWTR FACS	6/30/2034	5.25	1,052,693	1,099,500
500,000	N SPRINGS FL IMPT DIST	5/1/2027	6.00	500,000	518,185
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2034	6.00	1,000,000	1,176,060
1,000,000	N TX TOLLWAY AUTH REVENUE(b)	1/1/2042	0.95	730,827	1,214,440
1,000,000	NATRONA CNTY WY HOSP REVENUE	9/15/2031	6.35	1,000,000	1,125,910
490,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2040	5.10	490,000	515,926
1,000,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	1/1/2034	6.00	971,032	1,107,860
500,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	8/1/2038	6.00	490,664	570,905
1,000,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2031	5.20	1,000,000	1,086,610

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
620,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2034	5.38	$620,000	661,614
400,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2038	6.63	412,858	433,864
1,500,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REV	4/1/2034	5.00	1,522,560	1,548,105
1,100,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REV	4/1/2046	5.00	1,166,508	1,186,196
475,000	NEW JERSEY ST ECON DEV AUTH	12/1/2016	5.75	475,000	475,598
500,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH	6/1/2024	5.38	497,938	548,580
940,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2030	4.50	940,000	1,002,143
245,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2030	6.45	255,491	265,399
520,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2034	5.00	520,000	549,125
710,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2035	5.00	710,000	748,262
1,305,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2037	5.00	1,296,104	1,365,395
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF CONDUIT REVENUE	1/1/2030	3.60	1,000,000	1,008,200
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF REVENUE	5/1/2041	4.95	971,143	1,021,130
295,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2029	4.80	295,000	313,612
600,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2029	5.00	600,000	637,800
590,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2034	5.00	590,000	631,312
560,000	NEW MEXICO ST MTGE FIN AUTH	3/1/2036	5.45	560,000	598,343
885,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	3.90	885,000	885,540
1,270,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	4.13	1,270,000	1,292,327
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(e)	5/1/2013	5.00	114,821	1
65,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE	5/1/2015	5.00	64,098	64,568
135,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE	5/1/2018	5.00	124,944	108,621
175,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(b)	5/1/2038	0.64	144,315	140,005
70,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE	5/1/2038	5.75	63,076	70,114
1,000,000	NEW YORK CITY NY HSG DEV CORPMF HSG REVENUE	11/1/2037	3.80	1,000,000	1,002,590
1,000,000	NEW YORK CITY NY HSG DEV CORPMF HSG REVENUE	11/1/2039	4.30	1,000,000	1,027,450
2,000,000	NEW YORK CITY NY MUNI WTR FINAUTH WTR & SWR SYS REVENUE	6/15/2038	5.00	2,228,061	2,253,820
500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2045	5.10	500,000	542,645
5,000,000	NEW YORK ST HSG FIN AGY REVENUE	5/1/2048	4.10	5,000,000	5,065,250
2,000,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2038	4.85	2,000,000	2,157,400

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,465,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2040	4.13	$1,465,000	1,507,661
500,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2042	3.75	500,000	493,165
1,000,000	NORTH CAROLINA ST MED CARE COMMISSION HLTH CARE FACS REVENUE	10/1/2029	6.38	1,000,000	1,004,460
1,000,000	NORTH CAROLINA ST MED CARE COMMISSION RETMNT FACS REVENUE	7/1/2035	6.25	977,182	1,059,280
1,365,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2032	3.60	1,365,000	1,385,311
875,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2033	5.00	875,000	958,475
1,510,000	NORTH DAKOTA ST HSG FIN AGY	1/1/2038	5.15	1,510,000	1,652,046
450,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2040	5.05	450,000	477,603
500,000	NORTH SPRINGS FL IMPT DIST	5/1/2044	6.50	500,000	518,120
1,000,000	NTHRN IL UNIV	4/1/2026	5.50	1,011,278	1,116,950
2,000,000	OAK PARK CA UNIF SCH DIST(b)	8/1/2038	1.86	1,075,828	1,667,540
1,250,000	OAKLAND CNTY MI ECON DEV CORP LTD OBLG REVENUE	12/1/2020	6.50	1,244,318	1,338,800
415,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2033	5.40	415,000	442,851
6,438,226	OKLAHOMA CNTY OK HOME FIN AUTH SF REVENUE(b)	9/1/2034	3.42	1,968,452	1,997,266
265,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	3/1/2032	5.15	265,000	280,502
350,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2038	6.50	360,768	372,978
1,000,000	ORANGE CNTY FL HLTH FACS AUTHREVENUE	8/1/2034	5.00	1,066,347	1,083,990
970,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2038	4.00	970,000	982,901
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2021	6.00	500,000	536,510
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	11/15/2022	5.38	935,019	1,094,090
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2023	6.25	500,000	538,750
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2034	7.25	500,000	559,090
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2049	7.50	492,396	561,065
1,000,000	PANTHER TRACE FL II CDD REVENUE	5/1/2035	4.13	986,975	1,003,180
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE	7/1/2039	0.81	500,000	391,620
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2029	4.63	925,690	1,051,810
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2037	3.65	1,006,149	1,001,840
500,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2038	4.00	500,000	508,575
860,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.70	860,000	843,798
1,935,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE(b)	12/1/2035	0.90	1,556,955	1,976,661
1,500,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE(b)	12/1/2037	1.25	1,064,876	1,141,170
1,500,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE(b)	12/1/2038	1.02	1,120,151	1,578,255

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
5,000,000	PEORIA IL PUBLIC BLDG COMMISSION SCH DIST FACS REVENUE(b)	12/1/2026	3.73	$2,349,624	2,682,550
500,000	PHILADELPHIA PA AUTH FOR INDLDEV REVENUES	6/15/2023	6.13	500,000	532,015
1,250,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(c)	7/1/2024	5.75	1,240,694	1,345,550
2,500,000	PHOENIX AZ INDL DEV AUTH LEASE REVENUE	6/1/2034	5.25	2,544,509	2,694,225
315,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	6/1/2016	6.00	315,822	320,516
660,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	12/1/2017	5.35	617,535	666,996
310,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	12/1/2018	6.38	310,000	326,551
45,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2021	6.70	45,000	45,153
785,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	6/1/2022	5.00	731,886	788,054
10,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2031	6.75	7,482	10,022
2,625,000	PITTSBURG CALIF UNI SCH DIST FING AUTH REV(b)	9/1/2031	3.78	940,219	1,009,391
2,000,000	PORT SAINT LUCIE FL RESEARCH FACS REVENUE	5/1/2033	5.00	2,082,942	2,124,880
1,000,000	PUBLIC FIN AUTH WI CCRC REVENUE	6/1/2020	7.00	988,537	1,135,030
1,500,000	PUBLIC FIN AUTH WI CCRC REVENUE	6/1/2046	8.25	1,559,139	1,751,085
450,000	PUBLIC FIN AUTH WI EDUCTNL FAC REVENUE	9/1/2022	5.25	450,000	452,007
600,000	PUBLIC FIN AUTH WI REVENUE	4/1/2032	5.50	600,000	639,816
221,000	PUBLIC FIN AUTH WI REVENUE(b)	10/1/2042	(0.46)	249,219	69,284
221,000	PUBLIC FIN AUTH WI REVENUE(b)	10/1/2042	(0.46)	249,219	2
515,000	PUBLIC FIN AUTH WI REVENUE	10/1/2042	7.00	572,696	499,061
1,250,000	PUBLIC FIN AUTH WI SENIOR LIVING REVENUE	11/15/2024	5.00	1,245,017	1,290,038
1,000,000	PUERTO RICO CMWLTH	7/1/2028	6.00	990,704	787,250
1,500,000	PUERTO RICO CMWLTH	7/1/2035	5.00	1,500,000	1,476,855
1,000,000	PUERTO RICO ELEC PWR AUTH PWRREVENUE	7/1/2030	7.25	1,033,850	594,140
1,000,000	PUERTO RICO INDL TOURIST EDUCTNL MED & ENVRNMNTL CONTROL FAC	11/15/2025	6.13	1,000,000	1,025,100
1,000,000	PUERTO RICO SALES TAX FING CORP SALES TAX REVENUE(b)	8/1/2033	1.88	626,268	561,540
1,260,000	QUECHAN INDIAN TRIBE AZ FORT YUMA INDIAN RESERVATION	5/1/2025	9.75	1,260,000	1,425,892
500,000	RED RIVER TX HLTH FACS DEV CORP FIRST MTGE REVENUE	1/1/2032	5.50	512,871	512,565
750,000	RED RIVER TX HLTH FACS DEV CORP RETIREMENT FAC REVENUE	11/15/2020	6.13	750,000	758,168
750,000	RED RIVER TX HLTH FACS DEV CORP RETIREMENT FAC REVENUE	11/15/2034	7.50	746,045	826,582
1,000,000	REDONDO BEACH CA UNIF SCH DIST(b)	8/1/2034	1.38	714,479	1,085,610
750,000	REEF-SUNSET CA UNIF SCH DIST(b)	8/1/2038	1.30	513,638	534,855
500,000	RHODE ISLAND ST HLTH & EDUCTNL BLDG CORP	5/15/2030	6.25	494,075	578,555

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2028	4.00	$994,652	1,041,260
750,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2037	3.90	750,000	742,125
325,000	RICHMOND IN HOSP AUTH REVENUE	1/1/2029	6.50	316,152	375,134
1,000,000	RIVERSIDE CA CMNTY PPTYS DEV INC LEASE REVENUE	10/15/2038	6.00	1,025,194	1,184,650
500,000	S BAYSIDE CA WST MGMT AUTH SOL WST ENTERPRISE REVENUE	9/1/2029	6.25	510,789	590,245
560,000	S WSTRN IL DEV AUTH	10/1/2022	7.00	560,000	463,826
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE	6/1/2039	0.73	350,000	301,427
430,000	SADDLEBACK VLY CA UNIF SCH DIST PUBLIC FING AUTH	9/1/2017	5.65	430,000	431,931
92,000	SAINT BERNARD PARISH LA HOME MTGE AUTH SF MTGE	3/1/2039	5.80	90,315	95,655
500,000	SAINT JOHNS CNTY FL INDL DEV AUTH REVENUE	8/1/2040	5.88	493,131	541,305
460,000	SAINT JOSEPH CNTY IN ECON DEV REVENUE	5/15/2026	6.00	352,089	469,945
500,000	SAINT JOSEPH CNTY IN ECON DEV REVENUE	5/15/2038	6.00	373,495	506,585
1,000,000	SAINT JOSEPH CNTY IN ECON DEV REVENUE	5/15/2039	6.25	1,010,710	1,026,120
425,694	SAINT JOSEPH CNTY IN HOSP AUTH HLTH FACS REVENUE(e)	2/15/2028	5.25	431,280	35,077
750,000	SAINT LOUIS CNTY MO INDL DEV AUTH SENIOR LIVING FACS	9/1/2042	5.00	772,217	784,898
1,000,000	SALEM OR HOSP FAC AUTH REVENUE	5/15/2027	5.75	1,023,155	1,085,240
500,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE	5/1/2029	5.00	500,000	530,265
1,500,000	SAN GABRIEL CA UNIF SCH DIST(b)	8/1/2039	0.32	1,380,879	1,555,125
1,000,000	SAN JOSE CA FING AUTH	6/1/2039	5.00	1,063,561	1,115,240
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	515,833	583,265
1,450,000	SARASOTA CNTY FL HLTH FACS AUTH RETMNT FAC REVENUE	1/1/2027	5.50	1,226,343	1,541,553
1,000,000	SARASOTA CNTY FL HLTH FACS AUTH RETMNT FAC REVENUE	1/1/2032	5.50	1,010,314	1,051,180
1,000,000	SCHERERVILLE IN ECON DEV REVENUE	1/15/2030	6.00	1,019,513	1,147,490
770,000	SEATTLE WA HSG AUTH POOLED HSG REVENUE	9/15/2033	5.75	786,184	905,466
500,000	SEMINOLE TRIBE FL SPL OBLG REVENUE(c)	10/1/2024	5.50	502,464	543,360
500,000	SEVEN OAKS FL CMNTY DEV DIST SPL ASSMNT REVENUE	5/1/2033	5.50	488,617	521,690
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(e)	1/1/2019	5.35	134,966	7,500
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(e)	1/1/2029	5.55	556,862	31,250
130,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(e)	1/1/2029	6.00	-	1
530,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2023	6.50	530,000	561,763
250,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2044	6.75	245,258	264,318
435,000	SOUTH CAROLINA ST EDU ASSISTANCE AUTH	10/1/2029	5.10	430,489	467,930

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
165,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2032	5.50	$165,000	172,981
356,475	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE	11/15/2032	6.00	356,475	320,824
228,572	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE(b)	11/15/2047	0.04	225,028	9,115
152,775	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE(b)	11/15/2047	0.14	145,282	6,093
1,000,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2038	5.00	1,075,313	1,106,530
1,400,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2043	5.75	1,486,906	1,645,182
500,000	SOUTH DAKOTA ST HLTH & EDUCTNL FACS AUTH	9/1/2032	5.00	499,520	531,795
238,000	SOUTHSIDE AZ CMNTY FACS DIST #1 SPL ASSMNT REVENUE PRESCOTT	7/1/2018	6.13	193,338	193,961
1,000,000	SPARKS NV REDEV AGY TAX INCR REVENUE	6/1/2020	7.25	993,146	1,066,080
1,000,000	SPRINGFIELD IL ELEC REVENUE	3/1/2035	5.00	1,018,046	1,040,900
155,000	STERLING HILL FL CDD CAPITAL IMPT REVENUE(e)	11/1/2010	5.50	155,000	97,650
2,500,000	SULPHUR SPRINGS CA UNION SCH DIST COPS(b)	12/1/2037	1.00	1,918,937	2,759,250
1,500,000	SUTTER BUTTE CA FLOOD AGY ASSMNT REVENUE	10/1/2038	4.00	1,481,669	1,525,950
500,000	TALLAHASSEE FL HLTH FACS REVENUE	12/1/2030	6.38	491,944	501,575
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP HOSP REVENUE	11/15/2038	5.00	1,099,068	1,100,640
15,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	2/15/2016	7.25	15,000	15,048
750,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	11/15/2019	7.75	750,000	738,750
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	11/15/2026	6.00	1,013,447	1,040,720
750,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	11/15/2036	6.00	758,713	772,358
140,000	TENNESSEE ST HSG DEV AGY	7/1/2038	5.45	140,000	140,329
1,485,000	TENNESSEE ST HSG DEV AGY	7/1/2043	3.80	1,485,000	1,489,618
485,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	7/1/2039	5.45	485,000	515,536
2,000,000	TEXAS ST PRIV ACTIVITY BOND SURFACE TRANSPRTN CORP REVENUE	6/30/2033	7.50	2,041,892	2,480,900
800,000	TEXAS ST STUDENT HSG AUTH REVENUE(e)	1/1/2033	11.00	800,000	8
1,000,000	TOBACCO SETTLEMENT AUTH WA TOBACCO SETTLEMENT REVENUE	6/1/2029	5.25	1,035,980	1,082,080
650,000	TOBACCO SETTLEMENT FING CORP LA REVENUE	5/15/2030	5.50	680,293	711,692
360,257	TODD CREEK FARMS CO MET DIST #1 WTR & WSTWTR REVENUE(d)(e)	12/1/2009	4.75	356,356	180,129
1,235,000	TOLEDO-LUCAS CNTY OH PORT AUTHSTUDENT HSG REVENUE	7/1/2039	5.00	1,237,752	1,281,251
300,000	TOLOMATO FL CDD(e)	5/1/2017	6.38	300,000	192,552
100,000	TOLOMATO FL CDD(e)	5/1/2017	6.38	100,000	1

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
75,000	TOLOMATO FL CDD	5/1/2017	6.38	$75,000	74,391
10,000	TOLOMATO FL CDD(e)	5/1/2017	6.38	10,000	10,105
35,000	TOLOMATO FL CDD(b)	5/1/2039	1.39	22,817	25,633
90,000	TOLOMATO FL CDD(b)	5/1/2040	1.34	58,595	53,707
50,000	TOLOMATO FL CDD(b)	5/1/2040	1.34	32,553	22,087
1,000,000	TRACY CA JT UNIF SCH DIST(b)	8/1/2041	2.00	462,415	595,760
1,000,000	TRAVIS CNTY TX HLTH FACS DEV CORP	11/1/2016	6.25	1,000,000	1,002,710
500,000	TURLOCK CA PUBLIC FING AUTH WTR REVENUE	5/1/2032	4.75	516,603	531,105
1,250,000	TUSTIN CA UNIF SCH DIST(b)	8/1/2028	2.33	818,398	1,037,263
750,000	UNIVERSAL ACADEMY MI PUBLIC SCH ACADEMY REVENUE	12/1/2023	6.50	737,309	776,070
500,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	7/15/2025	6.50	500,000	551,515
1,500,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	10/15/2033	6.50	1,533,145	1,600,005
340,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2032	4.95	340,000	355,507
585,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	585,000	642,798
490,000	VANCOUVER WA HSG AUTH	3/1/2025	5.00	483,292	524,202
955,000	VERMONT ST HSG FIN AGY	5/1/2032	4.88	950,416	1,011,632
420,000	VIRGIN ISLANDS WTR & PWR AUTH WTR SYS REVENUE	7/1/2017	5.50	420,000	421,264
1,000,000	VIRGINIA ST HSG DEV AUTH	7/1/2033	4.13	1,000,000	1,044,420
1,500,000	VIRGINIA ST HSG DEV AUTH	10/1/2038	5.10	1,500,000	1,654,140
1,000,000	VIRGINIA ST HSG DEV AUTH	12/1/2039	5.00	1,000,000	1,054,790
3,500,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	1/1/2038	3.88	3,490,445	3,539,655
3,000,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	7/1/2038	4.80	3,000,000	3,246,210
2,000,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	10/1/2038	4.75	2,000,000	2,157,240
1,000,000	W CAMPUS HSG LLC AZ STUDENT HSG REVENUE	7/1/2025	5.00	899,557	1,003,440
1,000,000	WASHINGTON ST HLTH CARE FACS AUTH	3/1/2029	7.12	977,954	1,211,830
1,500,000	WASHINGTON ST HSG FIN COMMISSION	10/1/2022	6.00	1,500,000	1,634,040
825,000	WASHINGTON ST HSG FIN COMMISSION(c)	1/1/2024	6.00	819,162	869,814
1,500,000	WASHINGTON ST HSG FIN COMMISSION	7/1/2030	3.50	1,500,000	1,507,035
500,000	WASHINGTON ST HSG FIN COMMISSION	7/1/2033	5.00	542,355	536,205
500,000	WASHINGTON ST HSG FIN COMMISSION	12/1/2033	3.50	500,000	501,750
1,475,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT REVENUE	1/1/2017	5.25	1,462,168	1,497,715
2,000,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT REVENUE	1/1/2027	5.63	1,869,920	2,009,240
360,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE(b)	5/1/2039	0.87	317,854	222,221
6,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	5.35	7,294	6,025
700,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2039	4.10	700,000	716,527
550,000	WESTCHESTER CO NY LOCAL DEV CORP REVENUE	1/1/2034	5.00	585,504	586,707
750,000	WESTMINSTER MD PROJ REVENUE	7/1/2034	6.00	750,000	784,860
750,000	WESTMINSTER MD REVENUE	7/1/2023	4.88	743,362	764,400
685,000	WESTMONT IL PARK DIST(b)	12/1/2031	3.61	250,783	300,147
685,000	WESTMONT IL PARK DIST(b)	12/1/2033	3.48	216,936	256,354

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,350,000	WICHITA KS HLTH CARE FACS REVENUE	5/15/2034	6.25	$1,350,000	1,403,406
750,000	WICHITA KS HLTH CARE FACS REVENUE	12/15/2036	7.12	739,716	839,640
750,000	WIREGRASS FL CDD CAPITAL IMPTREVENUE	5/1/2035	5.38	745,314	751,762
1,000,000	WISCONSIN ST GEN FUND ANNUAL APPROP REVENUE	5/1/2027	6.00	1,013,940	1,195,710
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	7/1/2030	5.75	1,018,547	1,118,470
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	12/1/2034	6.31	1,000,000	800,000
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	5/15/2036	5.00	1,011,597	1,015,220
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2043	5.00	1,047,353	1,044,390
720,000	WSTRN GENERATION AGY OR COGENERATION PROJ REVENUE	1/1/2021	5.00	720,107	739,382
750,000	WYNNFIELD LAKES FL CDD	5/1/2036	4.50	744,395	754,620
1,000,000	WYOMING MI SWR DIST SYS REVENUE	6/1/2027	5.00	1,026,494	1,027,530
2,350,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2038	4.05	2,350,000	2,372,725
1,000,000	WYOMING ST CMNTY DEV AUTH HSGREVENUE	12/1/2039	4.05	1,000,000	1,012,970
355,000	ZEPHYR RIDGE FL CDD CAPITAL IMPT REVENUE(e)	5/1/2013	5.25	355,352	139,778
	Sub-total Municipal Bonds:			429,588,311	448,513,131	89.65%
Short-Term Investments:
16,433,431	NORTHERN INSTITUTIONAL FUNDS - TAX-EXEMPT PORTFOLIO, 0.01%(g)			16,433,431	16,433,431
	Sub-total Short-Term Investments:			16,433,431	16,433,431	3.29%
	Grand total(h)			$473,882,506	494,423,619	98.83%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2014

Notes to Schedule of Investments:

(a)

Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars. Debt securities maturing more than 60 days from the valuation date are valued at the market price supplied by an independent pricing vendor. Securities of sufficient credit quality with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

(b)	For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(d)	This security is being fair valued according to procedures adopted by the Board of Trustees.

(e)	Non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(f)

Restricted security that has been deemed illiquid. At September 30, 2014, the value of these restricted illiquid securities amounted to approximately $487,318 or 0.10% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST
ILLINOIS ST FIN AUTH SPORTS FAC REVENUE, 6.13%, 10/1/27	9/28/07	$728,963
ILLINOIS ST FIN AUTH SPORTS FAC REVENUE, 6.25%, 10/1/37	9/28/07	483,580
MICHIGAN ST PUBLIC EDUCTNL FACS AUTH, 6.00%, 9/1/16	9/24/07 - 4/12/11	606,563

(g)

The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2013, the value of the Clearwater Tax-Exempt Bond Fund’s (the “Tax-Exempt Bond Fund”) investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $10,777,197 with net purchases of approximately $5,656,234 during the nine months ended September 30, 2014.

(h)

At September 30, 2014, the cost for Federal income tax purposes was $473,882,506. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$35,965,526
Gross unrealized depreciation	(15,424,413)
Net unrealized appreciation	$20,541,113

Diversification of investments representing geographic diversification, as a percentage of total investments at fair value, is as follows:

Geographical Diversification	Percent
Illinois	11.21%
California	10.04
Florida	8.00
Texas	6.73
New York	4.90
Indiana	4.62
Washington	3.04
Virginia	3.03
Pennsylvania	2.91
Colorado	2.73
Other	42.79
100.00%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2014

Fair value is an estimate of the price the Tax-Exempt Bond Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Tax-Exempt Bond Fund’s investments, as described below. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Debt securities maturing more than 60 days from the valuation date are valued at the market price supplied by an independent pricing vendor. Securities of sufficient credit quality with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Investments in closed-end funds are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which the funds are traded. Security transactions are accounted for as of trade date. Wherever possible, the Tax-Exempt Bond Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Tax-Exempt Bond Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Tax-Exempt Bond Fund’s investments, which are carried at fair value as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets
Closed-End Funds	$29,477,057	$—	$—	$29,477,057
Municipal Bonds
Airports	—	3,897,670	—	3,897,670
Bond Banks	—	2,537,554	—	2,537,554
Development	—	23,514,033	267,629	23,781,662
Education	—	41,126,224	—	41,126,224
Facilities	—	3,035,775	—	3,035,775
General	—	42,484,437	3,515	42,487,952
General Obligations	—	15,893,889	—	15,893,889
Higher Education	—	18,996,325	—	18,996,325
Housing	—	43,878,015	—	43,878,015
Medical	—	53,331,893	157,500	53,489,393
Mello-Roos	—	431,931	—	431,931
Multifamily Housing	—	28,037,329	—	28,037,329
Nursing Home	—	47,891,296	—	47,891,296
Pollution	—	590,245	—	590,245
Power	—	7,423,897	—	7,423,897
School District	—	27,050,166	—	27,050,166
Single Family Housing	—	61,509,361	—	61,509,361
Student Loan	—	2,941,416	—	2,941,416
Tobacco Settlement	—	711,691	—	711,691
Transportation	—	12,939,691	—	12,939,691
Utilities	—	1,514,790	—	1,514,790
Water	—	8,346,859	—	8,346,859
Short-Term Investments	16,433,431	—	—	16,433,431

Total Assets	$45,910,488	$448,084,487	$428,644	$494,423,619

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2014

For the Tax-Exempt Bond Fund, 100% of the investment value is comprised of closed-end funds, municipal bonds, and short-term investments. Investments in closed-end funds and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in municipal bonds are generally based on valuations using adjusted evaluated prices provided by the primary pricing provider. The Board of Trustees has delegated to the Valuation Committee the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Tax-Exempt Bond Fund’s net asset value is calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Tax-Exempt Bond Fund’s net asset value is calculated.

As of September 30, 2014, the Valuation Committee of the Trust (the “Valuation Committee”) determined the fair valuation of municipal bonds based on inputs such as the last traded price at the time of significant events or the default of a municipal bond in addition to the consideration of observations and the nature of similar securities which are not currently openly traded in the active market. Such investments have been classified as Level 3 instruments.

The Tax-Exempt Bond Fund records all transfers between levels based on valuations at the end of each reporting period. At September 30, 2014, there were no transfers between any of the Level 1 or Level 2 classifications based on levels assigned to the securities on December 31, 2013.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Municipal Bonds
	Development		General	Medical	Total
Balance as of 12/31/13	$180,129		$3,515	$157,500	$341,144
Accrued Discounts	—		—	—	—
Realized Gains (Losses)	—		—	—	—
Change in Unrealized Appreciation (Depreciation)	—		—	—	—
Purchases	—		—	—	—
Sales	—		—	—	—
Transfers into Level 3	87,500	(1)	—	—	87,500
Transfers out of Level 3	—		—	—	—
Balance as of 9/30/14	$267,629		$3,515	$157,500	$428,644
Net increase (decrease) in unrealized appreciation (depreciation)(2)	$1,418		$—	$—	$1,418

(1)	Transferred from Level 2 to Level 3 due to the security being fair valued at the time of default using procedures adopted by the Board of Trustees.
(2)	The net increase (decrease) in unrealized appreciation (depreciation) on Level 3 securities still held at September 30, 2014.

There were no significant Level 3 valuations for which significant unobservable valuations inputs were developed at September 30, 2014.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2014

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:

Australia:
9,284	AGL ENERGY LTD.	$105,943	110,061
51,722	ALUMINA LTD.(b)	50,177	76,758
16,330	AMCOR LTD.	148,761	161,993
60,339	AMP LTD.	196,569	288,451
10,115	APA GROUP	50,066	65,890
21,346	ASCIANO LTD.	100,771	113,071
4,593	ASX LTD.	114,203	144,207
25,843	AURIZON HOLDINGS LTD.	91,220	102,500
50,341	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	712,399	1,362,832
6,281	BENDIGO AND ADELAIDE BANK LTD.	52,780	65,552
179,910	BGP HOLDINGS PLC(b)(c)	-	-
58,607	BHP BILLITON LTD.	1,389,859	1,737,983
39,133	BHP BILLITON PLC	853,977	1,088,004
10,199	BORAL LTD.	28,970	44,381
32,841	BRAMBLES LTD.	174,637	273,737
383,170	CARDNO LTD.	2,458,022	2,022,972
40,505	CFS RETAIL PROPERTY TRUST GROUP	46,791	70,751
10,469	COCA-COLA AMATIL LTD.	85,706	80,479
971	COCHLEAR LTD.	35,893	59,095
27,759	COMMONWEALTH BANK OF AUSTRALIA	1,283,262	1,829,878
6,418	COMPUTERSHARE LTD.	56,556	68,330
417,094	CREDIT CORP. GROUP LTD.	3,445,438	3,542,311
4,684	CROWN RESORTS LTD.	75,332	56,595
9,576	CSL LTD.	226,091	621,861
1,152,601	DECMIL GROUP LTD.	2,651,966	1,796,304
85,105	DEXUS PROPERTY GROUP	62,970	82,710
22,356	ECHO ENTERTAINMENT GROUP LTD.	70,002	64,202
25,256	FEDERATION CENTRES	52,870	57,051
21,110	FORTESCUE METALS GROUP LTD.	37,574	64,320
18,737	GOODMAN GROUP	48,414	84,815
30,080	GPT GROUP (THE)	100,097	101,922
17,989	HARVEY NORMAN HOLDINGS LTD.	52,604	57,173
52,239	ILUKA RESOURCES LTD.	512,628	359,500
36,603	INCITEC PIVOT LTD.	83,901	86,849
47,825	INSURANCE AUSTRALIA GROUP LTD.	120,292	256,264
10,015	LEND LEASE GROUP	61,130	125,742
9,284	MACQUARIE GROUP LTD.	195,127	468,135
13,956	METCASH LTD.	38,758	32,136
37,974	MIRVAC GROUP	50,570	57,187
40,383	NATIONAL AUSTRALIA BANK LTD.	694,465	1,150,528
17,346	NEWCREST MINING LTD.(b)	173,211	160,226
2,947	ORICA LTD.	51,960	48,767
20,046	ORIGIN ENERGY LTD.	226,734	262,743
16,330	ORORA LTD.	16,762	23,448
416	PERPETUAL LTD.	7,027	16,092
18,760	QBE INSURANCE GROUP LTD.	200,173	191,519
2,468	RAMSAY HEALTH CARE LTD.	49,765	108,237
1,268	REA GROUP LTD.	52,915	48,049
6,568	RECALL HOLDINGS LTD.	24,961	32,203
22,469	SANTOS LTD.	244,511	268,926
99,326	SCENTRE GROUP(b)	185,324	285,245
5,884	SEEK LTD.	49,598	83,510
4,898	SHOPPING CENTRES AUSTRALASIA
	PROPERTY GROUP	7,202	7,205
403,238	SLATER & GORDON LTD.	824,090	2,167,758
9,824	SONIC HEALTHCARE LTD.	79,849	150,869
34,990	STOCKLAND	132,304	121,010
20,662	SUNCORP GROUP LTD.	228,479	253,992
9,837	SYDNEY AIRPORT	33,263	36,777
8,477	TABCORP HOLDINGS LTD.	15,377	26,794
35,105	TATTS GROUP LTD.	95,309	96,819
70,571	TELSTRA CORP. LTD.	308,487	327,479
22,161	TOLL HOLDINGS LTD.	98,848	109,433
26,039	TRANSURBAN GROUP	118,706	176,004
595,329	WEBJET LTD.	2,322,918	1,568,933
16,565	WESFARMERS LTD.	619,257	611,467

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Australia (Cont’d):
42,659	WESTFIELD CORP.(b)	$159,704	278,258
59,259	WESTPAC BANKING CORP.	833,676	1,667,559
11,700	WOODSIDE PETROLEUM LTD.	381,919	415,904
22,832	WOOLWORTHS LTD.	435,292	684,477
6,982	WORLEYPARSONS LTD.	108,974	93,775
		24,703,386	29,156,008	5.76%
Austria:
21,526	ANDRITZ A.G.	1,214,971	1,147,895
1,685	BUWOG A.G.(b)	30,804	33,360
5,146	ERSTE GROUP BANK A.G.	114,055	117,871
33,719	IMMOFINANZ A.G.	87,282	95,697
1,383	OMV A.G.	50,806	46,544
3,309	RAIFFEISEN BANK INTERNATIONAL A.G.	106,621	71,970
313	STRABAG S.E. (BEARER)	5,505	7,377
19,070	TELEKOM AUSTRIA A.G.	124,529	171,856
1,368	VOESTALPINE A.G.	51,510	54,082
29,470	WIENERBERGER A.G.	241,514	379,665
		2,027,597	2,126,317	0.42%
Belgium:
9,207	AGEAS	143,296	305,666
13,822	ANHEUSER-BUSCH INBEV N.V.	502,521	1,538,388
10,910	BARCO N.V.	740,520	788,484
2,190	BELGACOM S.A.	49,577	76,233
1,645	COLRUYT S.A.	74,892	72,481
1,238	DELHAIZE GROUP S.A.	51,243	86,126
15,841	GROUPE BRUXELLES LAMBERT S.A.	1,332,249	1,451,779
4,347	KBC GROEP N.V.(b)	101,356	231,506
415	SOLVAY S.A., CLASS A	57,004	63,896
1,896	UCB S.A.	81,069	172,134
1,457	UMICORE S.A.	72,577	63,738
		3,206,304	4,850,431	0.96%
Brazil:
107,603	CETIP S.A. - MERCADOS ORGANIZADOS	1,331,448	1,331,987
13,600	CIA DE SANEAMENTO DE MINAS GERAIS-COPASA(b)	328,620	172,240
29,000	GRENDENE S.A.	196,993	201,410
72,103	TOTVS S.A.	1,115,403	1,096,678
		2,972,464	2,802,315	0.55%
Canada:
45,400	AGF MANAGEMENT LTD., CLASS B	488,633	473,478
2,346	AGNICO EAGLE MINES LTD.	80,562	67,848
3,934	AGRIUM, INC.	176,472	349,720
4,817	ALIMENTATION COUCHE TARD, INC., CLASS B	138,408	154,022
1,130	ALTAGAS LTD.	52,858	47,714
4,900	ARC RESOURCES LTD.	108,943	129,287
7,049	ATHABASCA OIL CORP.(b)	47,354	36,065
10,982	BANK OF MONTREAL	673,721	808,292
21,213	BANK OF NOVA SCOTIA	1,118,013	1,312,045
13,572	BARRICK GOLD CORP.	255,369	199,590
3,479	BAYTEX ENERGY CORP.	151,408	131,556
3,581	BCE, INC.	153,196	153,127
8,500	BLACKBERRY LTD.(b)	90,213	84,700
12,732	BOMBARDIER, INC., CLASS B	50,302	42,859
13,183	BROOKFIELD ASSET MANAGEMENT, INC.,
	CLASS A	202,867	591,849
11,740	CAE, INC.	85,345	142,354
11,081	CAMECO CORP.	198,977	195,509
49,900	CANACCORD GENUITY GROUP, INC.	261,393	498,577
7,334	CANADIAN IMPERIAL BANK OF COMMERCE	342,248	658,714
16,770	CANADIAN NATIONAL RAILWAY CO.	313,790	1,190,573
44,534	CANADIAN NATIONAL RAILWAY CO.
	(NEW YORK EXCHANGE)	1,966,254	3,160,133
19,866	CANADIAN NATURAL RESOURCES LTD.	433,114	771,793
4,722	CANADIAN OIL SANDS LTD.	97,388	87,108
3,976	CANADIAN PACIFIC RAILWAY LTD.	130,624	825,163
17,795	CANADIAN PACIFIC RAILWAY LTD.
	(NEW YORK EXCHANGE)	2,115,946	3,691,929

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont’d):
1,060	CANADIAN TIRE CORP. LTD., CLASS A	$80,129	108,607
8,988	CENOVUS ENERGY, INC.	253,226	241,804
9,579	CGI GROUP, INC., CLASS A(b)	78,602	323,648
1,964	CI FINANCIAL CORP.	49,854	59,221
5,882	CRESCENT POINT ENERGY CORP.	190,849	212,287
1,032	DOLLARAMA, INC.	75,934	87,540
22,400	DOREL INDUSTRIES, INC., CLASS B	805,238	669,030
12,292	ELDORADO GOLD CORP.	92,575	82,865
14,138	ENBRIDGE, INC.	623,673	676,761
11,992	ENCANA CORP.	240,407	254,627
17,900	ENERFLEX LTD.	204,385	305,432
3,995	ENERPLUS CORP.	57,117	75,837
32,600	ENSIGN ENERGY SERVICES, INC.	509,675	428,185
211	FAIRFAX FINANCIAL HOLDINGS LTD.	52,589	94,538
2,200	FINNING INTERNATIONAL, INC.	51,485	62,055
3,000	FIRST CAPITAL REALTY, INC.	51,131	46,904
6,854	FIRST QUANTUM MINERALS LTD.	123,021	132,313
3,100	FORTIS, INC.	105,357	95,827
1,695	FRANCO-NEVADA CORP.	78,995	83,195
18,700	GENWORTH MI CANADA, INC.	382,689	591,080
3,052	GILDAN ACTIVEWEAR, INC.	33,435	166,968
15,817	GOLDCORP, INC.	468,301	364,655
3,958	GREAT-WEST LIFECO, INC.	99,709	113,833
2,408	H&R REAL ESTATE INVESTMENT TRUST	52,071	47,001
36,292	HOME CAPITAL GROUP, INC.	914,184	1,632,889
104,500	HUDBAY MINERALS, INC.	949,853	892,955
5,697	HUSKY ENERGY, INC.	144,766	156,369
14,262	IAMGOLD CORP.(b)	78,431	39,477
2,500	IGM FINANCIAL, INC.	100,363	107,817
38,609	IMPERIAL OIL LTD.	1,630,467	1,824,012
2,780	INDUSTRIAL ALLIANCE INSURANCE & FINANCIAL
	SERVICES, INC.	97,885	115,102
2,672	INTACT FINANCIAL CORP.	170,651	172,996
2,582	INTER PIPELINE LTD.	82,335	83,803
700	KEYERA CORP.	51,327	56,396
3,199	LOBLAW COS. LTD.	121,245	160,100
4,738	MAGNA INTERNATIONAL, INC.	61,549	449,707
28,359	MANULIFE FINANCIAL CORP.	338,337	545,429
1,411	MEG ENERGY CORP.(b)	52,374	43,315
1,369	METHANEX CORP.	12,561	91,385
1,000	METRO, INC.	54,328	66,878
71,556	MTY FOOD GROUP, INC.	2,148,508	2,103,968
20,000	MULLEN GROUP LTD.	450,618	456,806
6,295	NATIONAL BANK OF CANADA	247,929	286,829
11,280	NEW GOLD, INC.(b)	90,970	57,107
2,600	ONEX CORP.	105,376	144,771
3,282	OPEN TEXT CORP.	72,477	181,544
4,328	PAN AMERICAN SILVER CORP.	53,923	47,571
4,772	PEMBINA PIPELINE CORP.	40,530	201,029
19,434	PENGROWTH ENERGY CORP.	99,676	101,859
7,900	PENN WEST PETROLEUM LTD.	85,291	53,539
2,500	PEYTO EXPLORATION & DEVELOPMENT CORP.	95,328	78,887
13,239	POTASH CORP. OF SASKATCHEWAN, INC.	356,548	458,421
4,200	POWER CORP. OF CANADA	105,623	116,555
1,672	POWER FINANCIAL CORP.	52,980	51,148
2,546	RIOCAN REAL ESTATE INVESTMENT TRUST	64,804	58,356
2,701	RITCHIE BROS. AUCTIONEERS, INC.	50,064	60,558
10,807	ROGERS COMMUNICATIONS, INC., CLASS B	262,922	404,509
26,066	ROYAL BANK OF CANADA	866,758	1,863,104
4,800	SAPUTO, INC.	103,951	134,277
9,661	SHAW COMMUNICATIONS, INC., CLASS B	153,543	236,791
6,133	SILVER WHEATON CORP.	155,292	122,337
2,700	SNC-LAVALIN GROUP, INC.	100,003	124,326
11,810	SUN LIFE FINANCIAL, INC.	235,812	428,132
24,565	SUNCOR ENERGY, INC.	576,706	888,986
24,791	TALISMAN ENERGY, INC.	289,882	214,496
4,890	TECK RESOURCES LTD., CLASS B	120,551	92,608

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont’d):
10,451	TELUS CORP.	$261,680	356,750
4,489	TIM HORTONS, INC.	137,057	353,484
33,126	TORONTO-DOMINION BANK (THE)	671,143	1,634,782
2,738	TOURMALINE OIL CORP.(b)	103,345	121,333
3,818	TRANSALTA CORP.	60,803	40,057
10,568	TRANSCANADA CORP.	451,538	544,276
32,500	TRICAN WELL SERVICE LTD.	422,140	380,151
15,331	TURQUOISE HILL RESOURCES LTD.(b)	53,846	57,631
5,205	VALEANT PHARMACEUTICALS INTERNATIONAL, INC.(b)	458,741	682,025
2,256	VERMILION ENERGY, INC.	83,841	137,340
19,653	YAMANA GOLD, INC.	186,540	117,923
		29,231,240	40,961,114	8.09%
China:
103,500	AAC TECHNOLOGIES HOLDINGS, INC.	357,673	601,151
8,112	BAIDU, INC. ADR(b)(d)	752,848	1,770,282
1,184,298	CHINA MEDICAL SYSTEM HOLDINGS LTD.	807,661	2,025,471
908,500	CHINA ZHENGTONG AUTO SERVICES HOLDINGS LTD.	519,426	531,187
2,382,000	KINGDEE INTERNATIONAL SOFTWARE GROUP
	CO. LTD.(b)	469,113	705,564
1,102,000	SHENGUAN HOLDINGS GROUP LTD.	462,633	370,416
589,000	SINOMEDIA HOLDING LTD.	492,982	358,793
1,354,000	SUN ART RETAIL GROUP LTD.	2,188,966	1,531,017
158,000	TENCENT HOLDINGS LTD.	1,089,166	2,350,206
1,042,000	TIANHE CHEMICALS GROUP LTD.(b)(e)(f)	306,530	232,492
5,054,228	XTEP INTERNATIONAL HOLDINGS LTD.	2,217,935	2,291,207
		9,664,933	12,767,786	2.52%
Colombia:
2,931	PACIFIC RUBIALES ENERGY CORP.	60,484	49,149
		60,484	49,149	0.01%
Denmark:
50	AP MOELLER - MAERSK A/S, CLASS A	46,408	115,550
120	AP MOELLER - MAERSK A/S, CLASS B	125,436	285,057
14,201	CARLSBERG A/S, CLASS B	1,180,734	1,262,622
53,250	CHR HANSEN HOLDING A/S	2,083,859	2,058,242
1,500	COLOPLAST A/S, CLASS B	27,666	125,731
13,100	DANSKE BANK A/S	138,182	356,088
200	FLSMIDTH & CO. A/S	6,012	9,570
36,984	ISS A/S(b)	1,145,101	1,002,798
54,065	NOVO NORDISK A/S ADR(d)	1,833,049	2,574,575
35,825	NOVO NORDISK A/S, CLASS B	714,442	1,714,188
50,507	NOVOZYMES A/S, CLASS B	1,407,733	2,191,318
2,600	PANDORA A/S	18,150	203,860
15,973	TDC A/S	107,272	121,311
3,250	TOPDANMARK A/S(b)	33,362	98,489
3,315	VESTAS WIND SYSTEMS A/S(b)	171,625	129,595
538	WILLIAM DEMANT HOLDING A/S(b)	50,896	41,270
		9,089,927	12,290,264	2.43%
Finland:
59,010	AMER SPORTS OYJ	756,234	1,185,813
4,509	FORTUM OYJ	87,100	109,972
45,730	HUHTAMAKI OYJ	754,175	1,255,687
1,396	KESKO OYJ, CLASS B	30,705	49,987
5,600	KONE OYJ, CLASS B	116,154	225,065
1,849	METSO OYJ	47,784	65,858
11,359	NESTE OIL OYJ	110,935	233,856
61,900	NOKIA OYJ	203,584	528,125
2,240	NOKIAN RENKAAT OYJ	31,306	67,562
1,960	ORION OYJ, CLASS B	49,561	76,743
5,328	SAMPO OYJ, CLASS A	242,279	258,414
15,829	STORA ENSO OYJ (REGISTERED)	75,698	132,053
11,934	UPM-KYMMENE OYJ	99,928	170,478
1,849	VALMET OYJ	14,443	18,438
3,486	WARTSILA OYJ ABP	107,429	155,998
		2,727,315	4,534,049	0.90%
France:
2,714	ACCOR S.A.	79,810	120,371

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont’d):
695	AEROPORTS DE PARIS	$87,114	83,191
3,200	AIR FRANCE-KLM(b)	22,485	30,006
5,971	AIR LIQUIDE S.A.	664,778	728,299
9,702	AIRBUS GROUP N.V.	315,281	610,500
40,600	ALCATEL-LUCENT(b)	165,772	125,995
3,171	ALSTOM S.A.(b)	111,651	108,459
15,974	ARCELORMITTAL	233,322	219,918
1,165	ARKEMA S.A.	98,308	78,164
661	ATOS	51,394	47,897
30,426	AXA S.A.	405,215	749,761
26,840	BENETEAU S.A.(b)	272,439	428,838
17,630	BNP PARIBAS S.A.	762,443	1,169,493
1,253	BOUYGUES S.A.	50,411	40,617
1,977	BUREAU VERITAS S.A.	52,037	43,686
3,068	CAP GEMINI S.A.	111,959	220,218
10,544	CARREFOUR S.A.	248,258	325,748
2,177	CASINO GUICHARD PERRACHON S.A.	172,738	234,464
994	CHRISTIAN DIOR S.A.	84,311	166,601
7,447	CIE DE ST-GOBAIN	248,952	340,824
3,404	CIE GENERALE DES ETABLISSEMENTS MICHELIN	180,725	321,081
16,517	CREDIT AGRICOLE S.A.	122,492	249,194
9,584	DANONE S.A.	479,394	641,569
1,296	DASSAULT SYSTEMES S.A.	86,663	83,253
3,633	EDENRED	65,572	89,639
11,204	ELECTRICITE DE FRANCE S.A.	207,435	367,507
3,084	ESSILOR INTERNATIONAL S.A.	309,422	338,653
2,884	EURAZEO S.A.	104,289	207,557
3,160	EUTELSAT COMMUNICATIONS S.A.	100,179	102,036
20,350	GDF SUEZ	433,306	510,463
564	GECINA S.A.	51,331	73,907
13,307	GROUPE EUROTUNNEL S.A. (REGISTERED)	102,800	162,561
304	ILIAD S.A.	29,549	64,353
19,090	IPSOS	630,769	487,175
2,121	JCDECAUX S.A.	50,974	66,960
1,442	KERING	274,344	290,773
2,335	KLEPIERRE	57,367	102,250
4,713	LAFARGE S.A.	166,939	339,426
4,882	LEGRAND S.A.	111,114	254,017
4,633	L’OREAL S.A.	385,425	735,560
11,807	LVMH MOET HENNESSY LOUIS VUITTON S.A.	1,594,157	1,919,281
15,891	NATIXIS S.A.	49,085	109,348
34,547	ORANGE S.A.	364,835	519,470
3,500	PERNOD RICARD S.A.	239,500	396,269
12,969	PEUGEOT S.A.(b)	78,174	166,344
3,471	PUBLICIS GROUPE S.A.	251,099	238,361
1,096	REMY COINTREAU S.A.	83,290	78,905
5,954	RENAULT S.A.	173,471	431,283
2,444	REXEL S.A.	51,580	45,609
3,651	SAFRAN S.A.	184,115	236,933
19,991	SANOFI	1,215,739	2,261,357
278	SCHNEIDER ELECTRIC S.E. (OTC EXCHANGE)	8,838	21,412
11,344	SCHNEIDER ELECTRIC S.E. (PARIS EXCHANGE)	504,223	871,145
1,813	SCOR S.E.	36,441	56,641
5,515	SES S.A.	114,220	190,687
457	SOCIETE BIC S.A.	49,235	58,934
11,367	SOCIETE GENERALE S.A.	395,442	580,314
62,770	SOCIETE TELEVISION FRANCAISE 1	781,075	846,728
8,128	SODEXO	414,163	795,415
1,581	TECHNIP S.A.	161,403	133,012
36,579	TOTAL S.A.	1,846,777	2,377,047
1,808	UNIBAIL-RODAMCO S.E.	228,178	465,168
674	VALEO S.A.	91,950	75,008
2,466	VALLOUREC S.A.	112,671	113,406
17,297	VEOLIA ENVIRONNEMENT S.A.	184,022	305,421
7,810	VINCI S.A.	316,569	453,813
45,929	VIVENDI S.A.(b)	893,339	1,109,163

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont’d):
1,345	WENDEL S.A.	$91,561	152,484
1,601	ZODIAC AEROSPACE	51,780	51,069
		18,755,699	26,421,011	5.22%
Germany:
3,492	ADIDAS A.G.	145,098	261,326
8,718	ALLIANZ S.E. (REGISTERED)	780,413	1,413,296
16,707	BASF S.E.	672,193	1,532,622
15,120	BAYER A.G. (REGISTERED)	808,915	2,117,892
5,125	BAYERISCHE MOTOREN WERKE A.G.	483,372	550,346
1,591	BEIERSDORF A.G.	86,858	132,909
1,305	BRENNTAG A.G.	47,835	64,135
54,100	CANCOM S.E.	2,500,765	2,099,812
7,652	CELESIO A.G.	109,250	254,572
16,269	COMMERZBANK A.G.(b)	189,114	243,295
1,564	CONTINENTAL A.G.	187,604	297,596
26,370	CTS EVENTIM A.G. & CO. KGAA	390,118	745,069
17,639	DAIMLER A.G. (REGISTERED)	589,913	1,353,000
21,220	DEUTSCHE BANK A.G. (REGISTERED)	743,686	744,423
13,828	DEUTSCHE BOERSE A.G.	735,468	931,433
3,261	DEUTSCHE LUFTHANSA A.G. (REGISTERED)	35,709	51,506
17,828	DEUTSCHE POST A.G. (REGISTERED)	210,542	571,723
50,136	DEUTSCHE TELEKOM A.G. (REGISTERED)	607,871	759,891
18,495	DMG MORI SEIKI A.G. (BEARER)	399,162	522,916
27,124	E.ON S.E.	500,011	496,584
3,041	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	190,582	212,404
6,867	FRESENIUS S.E. & CO. KGAA	150,261	339,953
1,527	GEA GROUP A.G.	49,653	66,626
17,150	GERRESHEIMER A.G.	957,826	1,113,824
40,600	GRAND CITY PROPERTIES S.A.(b)	502,297	552,797
2,580	HANNOVER RUECK S.E.	110,106	208,620
3,952	HEIDELBERGCEMENT A.G.	143,515	261,159
1,460	HENKEL A.G. & CO. KGAA	129,118	136,441
2,600	HOCHTIEF A.G.	108,936	179,007
387	HUGO BOSS A.G.	50,390	48,372
21,437	INFINEON TECHNOLOGIES A.G.	117,250	221,834
1,800	K+S A.G. (REGISTERED)	50,566	51,051
44,020	KLOECKNER & CO. S.E.(b)	491,770	605,756
1,013	LANXESS A.G.	69,793	55,919
4,200	LEONI A.G.	233,895	229,274
2,743	LINDE A.G.	475,408	527,131
465	MAN S.E.	50,636	52,330
2,050	MERCK KGAA	86,079	189,093
1,559	METRO A.G.(b)	48,976	51,354
4,041	MUENCHENER RUECKVERSICHERUNGS
	A.G. (REGISTERED)	512,591	799,029
2,502	OSRAM LICHT A.G.(b)	92,424	93,209
1,489	PROSIEBENSAT.1 MEDIA A.G. (REGISTERED)	25,180	59,336
2,970	RATIONAL A.G.	770,182	883,421
686	RTL GROUP S.A.	86,514	58,823
6,701	RWE A.G.	216,363	261,147
1,130	SALZGITTER A.G.	50,070	38,971
17,263	SAP S.E.	695,154	1,245,010
15,179	SIEMENS A.G. (REGISTERED)	992,308	1,809,246
7,661	THYSSENKRUPP A.G.(b)	152,398	201,024
7,071	TUI A.G.	57,698	105,788
483	VOLKSWAGEN A.G.	48,103	100,232
		17,939,939	25,902,527	5.12%
Greece:
6,746	HELLENIC TELECOMMUNICATIONS
	ORGANIZATION S.A.(b)	54,075	88,614
20,281	JUMBO S.A.(b)	123,759	256,415
3,968	OPAP S.A.	51,161	51,872
		228,995	396,901	0.08%
Hong Kong:
220,400	AIA GROUP LTD.	733,244	1,139,630
16,600	BANK OF EAST ASIA LTD.	71,196	67,235
82,500	BOC HONG KONG HOLDINGS LTD.	169,112	262,964

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Hong Kong (Cont’d):
10,128,721	BONJOUR HOLDINGS LTD.	$1,240,556	1,395,743
28,000	CHEUNG KONG HOLDINGS LTD.	277,057	461,207
10,000	CHEUNG KONG INFRASTRUCTURE HOLDINGS LTD.	46,496	70,188
36,500	CLP HOLDINGS LTD.	253,113	293,087
27,800	ESPRIT HOLDINGS LTD.	35,637	35,946
32,000	GALAXY ENTERTAINMENT GROUP LTD.	114,771	185,863
84,000	GLOBAL BRANDS GROUP HOLDING LTD.(b)	14,386	18,499
433,522	HAIER ELECTRONICS GROUP CO. LTD.	821,346	1,136,168
44,000	HANG LUNG PROPERTIES LTD.	116,126	125,231
18,600	HANG SENG BANK LTD.	228,767	298,708
15,730	HENDERSON LAND DEVELOPMENT CO. LTD.	45,544	101,897
48,300	HONG KONG & CHINA GAS CO. LTD.	103,438	104,750
15,300	HONG KONG EXCHANGES AND CLEARING LTD.	281,244	329,257
400	HOPEWELL HIGHWAY INFRASTRUCTURE LTD.	229	196
41,000	HUTCHISON WHAMPOA LTD.	238,015	496,339
12,000	HYSAN DEVELOPMENT CO. LTD.	49,052	55,481
13,500	KERRY LOGISTICS NETWORK LTD.	28,209	21,037
27,000	KERRY PROPERTIES LTD.	90,767	90,755
84,000	LI & FUNG LTD.	86,666	95,415
40,500	LINK REIT (THE)	84,196	233,408
164,000	LUK FOOK HOLDINGS INTERNATIONAL LTD.	538,949	476,274
26,800	MGM CHINA HOLDINGS LTD.	51,645	77,140
30,500	MTR CORP. LTD.	88,703	119,410
54,000	NEW WORLD DEVELOPMENT CO. LTD.	59,135	62,868
43,500	NWS HOLDINGS LTD.	52,824	77,422
1,578,300	PAX GLOBAL TECHNOLOGY LTD.(b)	531,041	1,392,346
190,000	PCCW LTD.	77,804	119,410
8,185,503	PICO FAR EAST HOLDINGS LTD.	2,181,458	1,844,804
2,985,452	PORTS DESIGN LTD.	2,240,262	1,184,207
24,000	POWER ASSETS HOLDINGS LTD.	139,091	212,187
24,615,442	REXLOT HOLDINGS LTD.	2,391,975	2,504,388
48,000	SANDS CHINA LTD.	128,061	250,359
22,000	SHANGRI-LA ASIA LTD.	29,501	32,639
1,001,600	SINO BIOPHARMACEUTICAL LTD.	873,766	997,105
59,400	SINO LAND CO. LTD.	80,601	91,798
566,000	SITOY GROUP HOLDINGS LTD.	361,652	457,037
25,000	SJM HOLDINGS LTD.	52,349	47,651
256,000	STELLA INTERNATIONAL HOLDINGS LTD.	679,964	664,327
26,000	SUN HUNG KAI PROPERTIES LTD.	310,693	368,661
19,000	SWIRE PACIFIC LTD., CLASS A	127,857	244,692
17,800	SWIRE PROPERTIES LTD.	50,632	55,476
415,000	TECHTRONIC INDUSTRIES CO.	776,722	1,199,862
3,000	TELEVISION BROADCASTS LTD.	9,222	17,908
708,000	VALUE PARTNERS GROUP LTD.	442,082	516,991
84,300	VTECH HOLDINGS LTD.	996,749	1,040,064
18,000	WHARF HOLDINGS (THE) LTD.	142,156	127,961
19,000	WHEELOCK & CO. LTD.	30,489	90,781
30,000	WYNN MACAU LTD.	50,423	95,430
582,000	YINGDE GASES GROUP CO. LTD.	583,171	550,156
15,000	YUE YUEN INDUSTRIAL HOLDINGS LTD.	30,233	45,493
		19,238,377	21,983,851	4.34%
Ireland:
10,803	ACCENTURE PLC, CLASS A	368,730	878,500
329,197	BANK OF IRELAND(b)	119,783	128,895
26,217	COVIDIEN PLC	852,945	2,268,033
14,894	CRH PLC	217,633	340,683
11,888	EXPERIAN PLC	196,535	189,542
11,673	JAMES HARDIE INDUSTRIES PLC - CDI	105,224	122,337
2,463	KERRY GROUP PLC, CLASS A	160,052	173,650
15,535	PERRIGO CO. PLC	1,989,519	2,333,202
10,014	SHIRE PLC	327,407	866,906
38,703	UBM PLC	411,567	365,794
		4,749,395	7,667,542	1.52%
Israel:
21,030	BANK HAPOALIM B.M.	80,002	118,599
21,775	BANK LEUMI LE-ISRAEL B.M.(b)	77,241	88,213
217	DELEK GROUP LTD.	52,364	82,194

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Israel (Cont’d):
6,042	ISRAEL CHEMICALS LTD.	$49,265	43,474
291,414	MAGIC SOFTWARE ENTERPRISES LTD.	2,145,645	2,019,499
5,900	MIZRAHI TEFAHOT BANK LTD.(b)	51,135	70,535
1,494	NICE SYSTEMS LTD.	50,675	60,523
14,566	TEVA PHARMACEUTICAL INDUSTRIES LTD. ADR(d)	585,135	782,922
		3,091,462	3,265,959	0.65%
Italy:
56,711	AMPLIFON S.P.A.	248,331	317,459
18,467	ASSICURAZIONI GENERALI S.P.A.	269,601	388,590
5,758	ATLANTIA S.P.A.	117,756	142,180
89,375	AZIMUT HOLDING S.P.A.	1,189,002	2,261,088
124,173	BANCA MONTE DEI PASCHI DI SIENA S.P.A.(b)	250,145	163,738
8,137	BANCO POPOLARE SC(b)	144,387	119,527
57,599	ENEL GREEN POWER S.P.A.	98,098	147,392
95,489	ENEL S.P.A.	357,926	506,792
49,857	ENI S.P.A.	958,264	1,188,280
3,610	EXOR S.P.A.	90,616	140,163
10,222	FIAT S.P.A.(b)	27,207	98,639
10,070	FINMECCANICA S.P.A.(b)	50,331	97,999
188,983	INTESA SANPAOLO S.P.A.	341,064	574,300
18,185	INTESA SANPAOLO S.P.A. (RSP)	53,136	48,785
2,826	LUXOTTICA GROUP S.P.A.	118,626	147,130
19,749	MARR S.P.A.	315,231	306,811
5,176	MEDIOBANCA S.P.A.(b)	52,251	44,521
25,272	MEDIOLANUM S.P.A.	87,322	179,389
2,801	PRYSMIAN S.P.A.	56,504	52,041
3,831	SAIPEM S.P.A.(b)	83,791	81,485
57,530	SNAM S.P.A.	249,716	318,265
214,771	SORIN S.P.A.(b)	634,461	526,257
111,427	TELECOM ITALIA S.P.A.(b)	150,893	127,720
7,497	TENARIS S.A.	100,710	171,864
34,652	TERNA RETE ELETTRICA NAZIONALE S.P.A.	130,368	174,281
74,546	UNICREDIT S.P.A.	407,835	589,412
25,343	UNIONE DI BANCHE ITALIANE S.C.P.A.	103,374	213,183
		6,686,946	9,127,291	1.80%
Japan:
1,400	ABC-MART, INC.	51,583	71,484
30,200	ADERANS CO. LTD.	398,005	376,140
14,200	AEON CO. LTD.	162,360	141,385
6,300	AEON FINANCIAL SERVICE CO. LTD.	81,451	134,817
1,210	AEON MALL CO. LTD.	23,091	23,091
2,300	AISIN SEIKI CO. LTD.	37,584	82,941
17,000	AJINOMOTO CO., INC.	136,093	282,881
5,200	ALFRESA HOLDINGS CORP.	50,794	74,960
2,000	AMADA CO. LTD.	10,582	19,056
21,000	ANA HOLDINGS, INC.	52,231	48,845
18,000	AOZORA BANK LTD.	51,121	60,889
36,100	ASAHI CO. LTD.	561,894	404,531
16,000	ASAHI GLASS CO. LTD.	97,913	86,744
5,600	ASAHI GROUP HOLDINGS LTD.	85,235	162,013
31,000	ASAHI KASEI CORP.	147,138	251,674
63,100	ASICS CORP.	874,881	1,421,656
37,000	ASTELLAS PHARMA, INC.	236,149	550,910
1,500	BANDAI NAMCO HOLDINGS, INC.	14,652	38,500
37,000	BANK OF YOKOHAMA (THE) LTD.	164,514	203,496
3,000	BENESSE HOLDINGS, INC.	114,910	98,473
13,800	BRIDGESTONE CORP.	205,726	455,743
5,200	BROTHER INDUSTRIES LTD.	38,445	96,201
20,100	CANON, INC.	672,638	654,361
16,600	CAPCOM CO. LTD.	276,543	260,636
3,800	CASIO COMPUTER CO. LTD.	51,908	63,336
2,700	CENTRAL JAPAN RAILWAY CO.	229,516	364,719
15,000	CHIBA BANK (THE) LTD.	81,968	104,354
7,800	CHUBU ELECTRIC POWER CO., INC.(b)	102,883	89,539
4,500	CHUGAI PHARMACEUTICAL CO. LTD.	82,278	130,271
4,000	CHUGOKU BANK (THE) LTD.	53,626	58,755
5,200	CHUGOKU ELECTRIC POWER (THE) CO., INC.	81,720	66,662

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
7,900	CITIZEN HOLDINGS CO. LTD.	$31,581	51,790
43,836	CREDIT SAISON CO. LTD.	585,276	844,545
6,000	DAI NIPPON PRINTING CO. LTD.	55,038	60,150
17,400	DAIBIRU CORP.	187,708	199,741
11,000	DAIDO STEEL CO. LTD.	45,649	43,830
17,500	DAI-ICHI LIFE INSURANCE (THE) CO. LTD.	222,759	259,767
6,000	DAIICHI SANKYO CO. LTD.	96,542	94,151
4,500	DAIKIN INDUSTRIES LTD.	124,473	278,924
1,200	DAITO TRUST CONSTRUCTION CO. LTD.	117,985	141,746
10,000	DAIWA HOUSE INDUSTRY CO. LTD.	103,706	179,394
25,000	DAIWA SECURITIES GROUP, INC.	96,011	198,062
8,200	DENSO CORP.	185,234	377,944
2,800	DENTSU, INC.	46,871	106,588
48,000	DESCENTE LTD.	278,723	414,461
13,000	DOWA HOLDINGS CO. LTD.	55,385	108,220
7,000	EAST JAPAN RAILWAY CO.	392,789	524,641
3,400	EISAI CO. LTD.	112,861	137,488
2,400	ELECTRIC POWER DEVELOPMENT CO. LTD.	71,894	78,450
1,800	FAMILYMART CO. LTD.	52,590	68,685
14,000	FANUC CORP.	2,014,204	2,528,744
1,100	FAST RETAILING CO. LTD.	136,395	368,138
21,000	FUJI ELECTRIC CO. LTD.	51,969	101,673
10,000	FUJI HEAVY INDUSTRIES LTD.	146,485	330,613
8,800	FUJIFILM HOLDINGS CORP.	165,274	270,399
44,000	FUJITSU LTD.	171,664	270,800
11,000	FUKUOKA FINANCIAL GROUP, INC.	36,036	52,455
32,000	FURUKAWA ELECTRIC CO. LTD.	65,376	64,190
6,500	GREE, INC.	69,594	44,331
12,000	GS YUASA CORP.	47,814	69,916
7,000	GUNGHO ONLINE ENTERTAINMENT, INC.	50,683	33,380
6,000	GUNMA BANK (THE) LTD.	31,571	34,575
1,500	HAMAMATSU PHOTONICS K.K.	52,686	71,256
11,000	HANKYU HANSHIN HOLDINGS, INC.	51,221	64,089
3,000	HINO MOTORS LTD.	42,968	41,960
500	HIROSE ELECTRIC CO. LTD.	48,402	61,728
7,000	HIROSHIMA BANK (THE) LTD.	26,154	34,402
95,000	HITACHI LTD.	295,895	725,439
6,000	HITACHI METALS LTD.	45,405	108,101
9,500	HOKKAIDO ELECTRIC POWER CO., INC.(b)	84,575	77,091
7,300	HOKURIKU ELECTRIC POWER CO.	76,486	95,913
28,800	HONDA MOTOR CO. LTD.	780,069	997,857
6,300	HOYA CORP.	145,196	211,618
3,800	HULIC CO. LTD.	52,207	40,191
3,800	IBIDEN CO. LTD.	71,559	74,008
1,200	IDEMITSU KOSAN CO. LTD.	23,804	25,472
20,000	IHI CORP.	52,673	103,579
15,600	INPEX CORP.	192,488	220,398
9,800	ISETAN MITSUKOSHI HOLDINGS LTD.	85,535	127,599
8,500	ISUZU MOTORS LTD.	108,047	120,128
27,200	ITOCHU CORP.	291,860	332,327
5,000	IYO BANK (THE) LTD.	43,448	50,604
4,000	J FRONT RETAILING CO. LTD.	31,099	52,336
1,600	JAPAN AIRLINES CO. LTD.	47,656	43,766
3,500	JAPAN EXCHANGE GROUP, INC.	56,090	83,068
1,500	JAPAN PETROLEUM EXPLORATION CO.	54,111	57,579
10	JAPAN REAL ESTATE INVESTMENT CORP.	52,344	51,425
33	JAPAN RETAIL FUND INVESTMENT CORP.	60,174	66,496
18,400	JAPAN TOBACCO, INC.	562,044	598,430
6,000	JFE HOLDINGS, INC.	94,802	119,726
4,000	JGC CORP.	53,048	109,195
12,000	JOYO BANK (THE) LTD.	54,056	59,084
3,100	JSR CORP.	39,530	54,072
5,000	JTEKT CORP.	36,670	83,611
29,200	JX HOLDINGS, INC.	150,765	134,585
7,000	KAJIMA CORP.	15,004	33,508
18,000	KANSAI ELECTRIC POWER (THE) CO., INC.(b)	164,557	170,112
2,000	KANSAI PAINT CO. LTD.	10,449	29,870
46,813	KAO CORP.	1,160,495	1,825,355

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
35,000	KAWASAKI HEAVY INDUSTRIES LTD.	$71,135	139,777
9,954	KDDI CORP.	239,416	598,374
24,800	KEIHIN CORP.	308,810	327,652
13,000	KEIKYU CORP.	95,310	108,575
5,000	KEIO CORP.	28,322	36,973
5,000	KEISEI ELECTRIC RAILWAY CO. LTD.	23,110	50,239
981	KEYENCE CORP.	180,512	426,345
6,000	KIKKOMAN CORP.	52,867	127,522
35,000	KINTETSU CORP.	106,062	117,757
10,000	KIRIN HOLDINGS CO. LTD.	103,112	132,801
19,300	KOBAYASHI PHARMACEUTICAL CO. LTD.	1,039,320	1,179,029
15,400	KOMATSU LTD.	339,281	356,162
2,300	KONAMI CORP.	50,313	47,940
7,000	KONICA MINOLTA, INC.	53,139	75,569
21,000	KUBOTA CORP.	129,773	331,730
4,300	KURITA WATER INDUSTRIES LTD.	96,931	95,939
5,400	KYOCERA CORP.	198,000	251,647
5,000	KYOWA HAKKO KIRIN CO. LTD.	54,616	61,318
6,500	KYUSHU ELECTRIC POWER CO., INC.(b)	59,661	70,052
2,800	LAWSON, INC.	120,035	195,815
4,200	LIXIL GROUP CORP.	71,097	89,725
1,000	MAKITA CORP.	48,587	56,531
24,000	MARUBENI CORP.	173,505	164,296
6,500	MARUI GROUP CO. LTD.	32,287	53,517
11,400	MAZDA MOTOR CORP.	95,886	285,741
2,700	MCDONALD’S HOLDINGS CO. JAPAN LTD.	73,436	66,789
1,700	MEIJI HOLDINGS CO. LTD.	54,895	134,388
32,100	MEITEC CORP.	736,840	954,146
1,800	MIRACA HOLDINGS, INC.	71,311	74,429
40,000	MITSUBISHI CHEMICAL HOLDINGS CORP.	161,621	196,800
25,200	MITSUBISHI CORP.	378,464	516,063
32,000	MITSUBISHI ELECTRIC CORP.	244,114	426,132
27,000	MITSUBISHI ESTATE CO. LTD.	353,310	607,700
17,000	MITSUBISHI GAS CHEMICAL CO., INC.	75,149	108,347
57,000	MITSUBISHI HEAVY INDUSTRIES LTD.	185,317	366,713
4,000	MITSUBISHI LOGISTICS CORP.	45,017	57,406
18,000	MITSUBISHI MATERIALS CORP.	47,129	58,263
9,400	MITSUBISHI MOTORS CORP.	94,685	114,077
3,800	MITSUBISHI TANABE PHARMA CORP.	49,996	55,748
240,600	MITSUBISHI UFJ FINANCIAL GROUP, INC.	1,162,680	1,360,566
27,000	MITSUBISHI UFJ LEASE & FINANCE CO. LTD.	83,878	141,062
29,600	MITSUI & CO. LTD.	306,203	466,772
37,000	MITSUI CHEMICALS, INC.(b)	87,469	102,895
14,000	MITSUI FUDOSAN CO. LTD.	364,288	428,840
3,000	MITSUI MINING & SMELTING CO. LTD.	5,391	7,987
12,000	MITSUI OSK LINES LTD.	47,398	38,295
387,420	MIZUHO FINANCIAL GROUP, INC.	672,532	692,004
8,280	MS&AD INSURANCE GROUP HOLDINGS, INC.	177,615	180,624
3,600	MURATA MANUFACTURING CO. LTD.	162,615	409,318
27,000	NEC CORP.	70,167	93,303
5,000	NGK INSULATORS LTD.	63,090	119,079
3,000	NGK SPARK PLUG CO. LTD.	28,359	88,215
6,000	NH FOODS LTD.	72,315	127,249
3,500	NIDEC CORP.	102,546	236,791
10,469	NIFCO, INC.	234,402	322,637
6,000	NIKON CORP.	75,728	86,711
1,800	NINTENDO CO. LTD.	172,120	195,797
22	NIPPON BUILDING FUND, INC.	90,970	115,742
17,000	NIPPON EXPRESS CO. LTD.	60,747	71,147
2,000	NIPPON PAINT HOLDINGS CO. LTD.	44,426	44,951
123,535	NIPPON STEEL & SUMITOMO METAL CORP.	307,243	320,566
7,600	NIPPON TELEGRAPH & TELEPHONE CORP.	342,697	472,666
17,000	NISHI-NIPPON CITY BANK (THE) LTD.	40,901	45,416
5,000	NISSAN CHEMICAL INDUSTRIES LTD.	50,851	88,534
39,400	NISSAN MOTOR CO. LTD.	365,539	384,031
8,470	NISSHIN SEIFUN GROUP, INC.	78,577	83,715
1,200	NISSIN FOODS HOLDINGS CO. LTD.	43,959	62,366
13,900	NISSIN KOGYO CO. LTD.	186,052	228,509

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
2,700	NITORI HOLDINGS CO. LTD.	$87,310	167,158
3,200	NITTO DENKO CORP.	77,639	175,500
72,300	NOMURA HOLDINGS, INC.	256,136	430,998
2,700	NOMURA RESEARCH INSTITUTE LTD.	43,930	87,271
17,800	NORTH PACIFIC BANK LTD.	49,457	70,113
7,000	NSK LTD.	50,459	99,631
1,400	NTT DATA CORP.	36,520	50,422
23,800	NTT DOCOMO, INC.	362,981	397,227
6,500	NTT URBAN DEVELOPMENT CORP.	52,710	68,393
12,000	OBAYASHI CORP.	48,665	82,170
4,000	ODAKYU ELECTRIC RAILWAY CO. LTD.	30,548	36,581
5,100	OLYMPUS CORP.(b)	71,174	182,982
2,700	OMRON CORP.	80,696	122,599
1,300	ONO PHARMACEUTICAL CO. LTD.	55,952	115,450
8,000	ONWARD HOLDINGS CO. LTD.	54,094	49,966
1,200	ORIENTAL LAND CO. LTD.	113,097	226,870
16,800	ORIX CORP.	221,036	231,761
37,000	OSAKA GAS CO. LTD.	121,878	148,675
5,100	OTSUKA HOLDINGS CO. LTD.	146,161	175,774
35,800	PANASONIC CORP.	247,727	425,814
2,600	PARK24 CO. LTD.	51,627	41,486
190,400	PRESTIGE INTERNATIONAL, INC.	1,329,082	1,611,044
15,200	RAKUTEN, INC.	97,714	175,041
28,900	RESONA HOLDINGS, INC.	128,453	162,952
10,000	RICOH CO. LTD.	94,506	107,408
1,200	RINNAI CORP.	52,047	99,676
1,500	ROHM CO. LTD.	51,836	94,370
6,100	SANKYO CO. LTD.	308,989	218,582
2,600	SANTEN PHARMACEUTICAL CO. LTD.	85,886	145,557
13,720	SBI HOLDINGS, INC.	111,165	153,619
3,400	SECOM CO. LTD.	133,812	202,527
4,100	SEGA SAMMY HOLDINGS, INC.	38,822	65,981
1,800	SEIKO EPSON CORP.	55,145	86,492
13,000	SEKISUI CHEMICAL CO. LTD.	66,177	149,113
6,000	SEKISUI HOUSE LTD.	44,394	70,682
8,100	SERIA CO. LTD.	125,942	308,712
12,800	SEVEN & I HOLDINGS CO. LTD.	281,200	496,478
41,000	SHARP CORP.(b)	105,611	116,636
4,900	SHIKOKU ELECTRIC POWER CO., INC.(b)	52,495	62,816
4,000	SHIMADZU CORP.	25,419	34,611
1,000	SHIMAMURA CO. LTD.	61,206	91,908
1,500	SHIMANO, INC.	58,204	182,448
6,000	SHIMIZU CORP.	50,924	47,322
8,300	SHIN-ETSU CHEMICAL CO. LTD.	411,842	542,461
41,600	SHINKO PLANTECH CO. LTD.	342,251	318,993
25,000	SHINSEI BANK LTD.	51,465	53,567
4,000	SHIONOGI & CO. LTD.	67,679	91,762
5,900	SHISEIDO CO. LTD.	88,706	97,343
7,000	SHIZUOKA BANK (THE) LTD.	65,240	72,058
900	SMC CORP.	106,941	248,233
16,500	SOFTBANK CORP.	351,077	1,156,768
5,700	SOMPO JAPAN NIPPONKOA HOLDINGS, INC.	114,918	138,297
16,000	SONY CORP.	201,655	290,458
4,400	SONY FINANCIAL HOLDINGS, INC.	56,074	71,170
22,200	SQUARE ENIX HOLDINGS CO. LTD.	278,007	471,427
56,300	STANLEY ELECTRIC CO. LTD.	826,818	1,217,630
7,000	SUMCO CORP.	47,761	84,504
25,000	SUMITOMO CHEMICAL CO. LTD.	74,256	89,127
21,300	SUMITOMO CORP.	207,214	235,091
13,100	SUMITOMO ELECTRIC INDUSTRIES LTD.	127,803	193,559
12,000	SUMITOMO HEAVY INDUSTRIES LTD.	39,379	67,509
9,000	SUMITOMO METAL MINING CO. LTD.	88,484	126,702
26,400	SUMITOMO MITSUI FINANCIAL GROUP, INC.	824,716	1,076,220
71,310	SUMITOMO MITSUI TRUST HOLDINGS, INC.	214,202	296,813
6,000	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	163,837	213,494
67,200	SUMITOMO RUBBER INDUSTRIES LTD.	817,767	955,230
1,500	SUNTORY BEVERAGE & FOOD LTD.	54,566	53,203
5,800	SUZUKI MOTOR CORP.	104,611	192,258

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
63,000	SYSMEX CORP.	$1,452,391	2,533,212
7,700	T&D HOLDINGS, INC.	97,474	98,887
13,000	TAIHEIYO CEMENT CORP.	27,372	49,072
11,000	TAISEI CORP.	19,821	62,083
600	TAISHO PHARMACEUTICAL HOLDINGS CO. LTD.	40,190	41,085
10,000	TAKASHIMAYA CO. LTD.	63,872	83,611
12,800	TAKEDA PHARMACEUTICAL CO. LTD.	505,987	556,466
1,100	TDK CORP.	52,815	61,381
29,000	TEIJIN LTD.	67,529	70,071
5,200	TERUMO CORP.	95,419	124,648
2,000	THK CO. LTD.	29,290	49,783
14,000	TOBU RAILWAY CO. LTD.	67,422	70,463
2,200	TOHO CO. LTD.	42,502	49,747
17,000	TOHO GAS CO. LTD.	81,221	95,792
7,200	TOHOKU ELECTRIC POWER CO., INC.	56,650	81,798
19,100	TOKAI RIKA CO. LTD.	279,165	403,682
14,400	TOKIO MARINE HOLDINGS, INC.	359,676	446,738
21,600	TOKYO ELECTRIC POWER CO., INC.(b)	102,702	75,627
4,300	TOKYO ELECTRON LTD.	191,374	280,642
40,000	TOKYO GAS CO. LTD.	151,969	224,846
6,000	TOKYO TATEMONO CO. LTD.	56,308	48,525
25,000	TOKYU CORP.	103,448	163,893
23,000	TOKYU FUDOSAN HOLDINGS CORP.	86,617	157,702
4,000	TONENGENERAL SEKIYU K.K.	37,796	34,976
17,000	TORAY INDUSTRIES, INC.	70,413	112,378
80,000	TOSHIBA CORP.	245,424	370,695
6,000	TOTO LTD.	30,029	65,977
3,000	TOYO SUISAN KAISHA LTD.	74,690	99,567
4,000	TOYOTA INDUSTRIES CORP.	101,266	193,298
48,000	TOYOTA MOTOR CORP.	1,673,413	2,828,575
1,900	TOYOTA TSUSHO CORP.	17,167	46,290
2,500	TREND MICRO, INC.	74,501	84,568
31,800	TSUMURA & CO.	746,516	709,502
24,596	TSURUHA HOLDINGS, INC.	904,437	1,368,002
8,000	UBE INDUSTRIES LTD.	13,963	12,765
7,800	UNICHARM CORP.	68,794	177,834
17,500	UNIPRES CORP.	363,607	342,900
34	UNITED URBAN INVESTMENT CORP.	52,061	52,174
6,500	USHIO, INC.	68,874	68,630
4,900	USS CO. LTD.	56,003	75,058
4,100	WEST JAPAN RAILWAY CO.	134,756	183,533
23,600	YAHOO JAPAN CORP.	62,283	89,731
1,300	YAKULT HONSHA CO. LTD.	22,252	68,274
27,200	YAMADA DENKI CO. LTD.	102,434	79,362
4,800	YAMAHA MOTOR CO. LTD.	48,849	93,877
4,500	YAMATO HOLDINGS CO. LTD.	77,981	83,763
1,600	YAMATO KOGYO CO. LTD.	50,862	53,394
4,000	YAMAZAKI BAKING CO. LTD.	44,679	51,571
5,000	YASKAWA ELECTRIC CORP.	48,019	67,700
		48,704,651	68,175,488	13.47%
Mexico:
7,695	FRESNILLO PLC	109,038	94,808
520,519	WAL-MART DE MEXICO S.A.B. DE C.V., SERIES V	1,588,759	1,308,807
		1,697,797	1,403,615	0.28%
Netherlands:
35,080	AALBERTS INDUSTRIES N.V.	676,899	909,417
26,780	ACCELL GROUP	446,234	441,748
34,297	AEGON N.V.	128,398	282,959
4,340	AKZO NOBEL N.V.	184,407	297,379
1,349	ALTICE S.A.(b)	91,892	71,443
29,310	ARCADIS N.V.	707,672	970,479
8,054	ASML HOLDING N.V.	131,659	801,805
26,754	ASML HOLDING N.V. (REGISTERED)	1,631,514	2,643,830
14,669	CORE LABORATORIES N.V.	1,721,169	2,146,808
1,094	CORIO N.V.	43,642	53,647
3,045	DELTA LLOYD N.V.	50,618	73,439

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Netherlands (Cont’d):
1,259	FUGRO N.V. - CVA	$70,525	38,109
768	GEMALTO N.V.	50,382	70,501
965	HEINEKEN HOLDING N.V.	23,862	63,831
3,662	HEINEKEN N.V.	128,663	274,002
236,864	ING GROEP N.V. - CVA(b)	2,080,920	3,383,625
12,511	KONINKLIJKE AHOLD N.V.	152,129	202,582
2,539	KONINKLIJKE DSM N.V.	86,313	156,672
51,375	KONINKLIJKE KPN N.V.(b)	108,346	164,624
24,966	KONINKLIJKE PHILIPS N.V.	456,529	796,689
1,765	KONINKLIJKE VOPAK N.V.	97,890	95,246
1,395	OCI N.V.(b)	50,711	43,089
9,716	QIAGEN N.V.(b)	139,904	221,260
3,238	RANDSTAD HOLDING N.V.	99,928	150,748
69,437	ROYAL DUTCH SHELL PLC, CLASS A	1,986,780	2,654,911
46,609	ROYAL DUTCH SHELL PLC, CLASS B	1,125,077	1,841,402
48,305	SENSATA TECHNOLOGIES HOLDING N.V.(b)	1,678,661	2,151,022
70,679	TNT EXPRESS N.V.	526,228	447,605
24,590	USG PEOPLE N.V.	199,072	292,260
6,193	WOLTERS KLUWER N.V.	101,075	165,202
52,400	YANDEX N.V., CLASS A(b)	1,384,923	1,456,458
1,188	ZIGGO N.V.	50,621	55,654
		16,412,643	23,418,446	4.63%
New Zealand:
25,444	AUCKLAND INTERNATIONAL AIRPORT LTD.	78,319	76,472
11,811	CONTACT ENERGY LTD.	51,688	55,137
7,321	FLETCHER BUILDING LTD.	51,323	50,179
18,050	SKYCITY ENTERTAINMENT GROUP LTD.	49,428	51,431
37,843	SPARK NEW ZEALAND LTD.	73,138	87,740
		303,896	320,959	0.06%
Norway:
81,926	AKASTOR ASA	281,157	329,629
81,926	AKER SOLUTIONS ASA(b)(e)	984,049	816,104
15,353	DNB ASA	117,829	287,477
17,890	FRED OLSEN ENERGY ASA	505,340	328,576
3,900	KVAERNER ASA	6,507	6,434
21,490	NORSK HYDRO ASA	82,180	120,215
101,488	ORKLA ASA	693,755	917,771
12,350	SCHIBSTED ASA	474,813	670,482
5,278	SEADRILL LTD.	104,057	141,546
21,587	STATOIL ASA	418,607	588,668
11,360	TELENOR ASA	229,860	249,311
61,200	TGS NOPEC GEOPHYSICAL CO. ASA	1,619,324	1,557,446
85,000	TOMRA SYSTEMS ASA	703,315	648,274
4,000	YARA INTERNATIONAL ASA	109,527	200,848
		6,330,320	6,862,781	1.36%
Philippines:
333,554	METROPOLITAN BANK & TRUST CO.	570,875	645,145
		570,875	645,145	0.13%
Poland:
12,594	EUROCASH S.A.	160,973	122,914
		160,973	122,914	0.02%
Portugal:
20,567	EDP - ENERGIAS DE PORTUGAL S.A.	48,529	89,751
10,080	GALP ENERGIA SGPS S.A.	157,855	163,855
21,151	JERONIMO MARTINS SGPS S.A.	271,150	232,900
25,788	PORTUGAL TELECOM SGPS S.A. (REGISTERED)	118,941	54,264
		596,475	540,770	0.11%
Russia:
20,770	X5 RETAIL GROUP N.V. GDR (REGISTERED)(b)	352,644	383,206
510	X5 RETAIL GROUP N.V. GDR (REGISTERED)(b)	8,769	9,410
		361,413	392,616	0.08%
Singapore:
31,000	ASCENDAS REAL ESTATE INVESTMENT TRUST	51,637	54,676
39,500	CAPITALAND LTD.	75,674	99,083
36,000	CAPITAMALL TRUST	34,133	53,900

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Singapore (Cont’d):
11,000	CITY DEVELOPMENTS LTD.	$71,096	82,950
32,000	COMFORTDELGRO CORP. LTD.	49,631	60,202
34,000	DBS GROUP HOLDINGS LTD.	221,626	490,930
22,000	FRASER AND NEAVE LTD.	7,411	53,461
44,000	FRASERS CENTREPOINT LTD.	52,608	58,634
130,000	GLOBAL LOGISTIC PROPERTIES LTD.	203,681	276,162
2,000	JARDINE CYCLE & CARRIAGE LTD.	60,253	67,273
28,000	KEPPEL CORP. LTD.	105,334	230,462
7,840	KEPPEL REIT MANAGEMENT LTD.	3,257	7,313
40,000	OVERSEA-CHINESE BANKING CORP. LTD.	316,737	305,401
17,000	SEMBCORP INDUSTRIES LTD.	31,827	69,029
22,000	SEMBCORP MARINE LTD.	32,803	64,498
12,000	SINGAPORE AIRLINES LTD.	70,334	92,561
31,000	SINGAPORE EXCHANGE LTD.	139,131	175,692
26,000	SINGAPORE PRESS HOLDINGS LTD.	44,166	85,600
21,000	SINGAPORE TECHNOLOGIES ENGINEERING LTD.	48,623	60,085
170,000	SINGAPORE TELECOMMUNICATIONS LTD.	324,551	506,389
16,000	STARHUB LTD.	54,214	51,673
24,000	UNITED OVERSEAS BANK LTD.	333,181	421,416
15,000	UOL GROUP LTD.	49,917	77,722
		2,381,825	3,445,112	0.68%
South Africa:
11,111	INVESTEC PLC	66,959	93,666
77,786	SHOPRITE HOLDINGS LTD.	1,596,359	964,987
234,118	WOOLWORTHS HOLDINGS LTD.	1,521,938	1,450,638
		3,185,256	2,509,291	0.50%
South Korea:
6,492	BINGGRAE CO. LTD.	586,045	540,769
61,397	BS FINANCIAL GROUP, INC.	682,218	983,283
3,493	DAUM COMMUNICATIONS CORP.	259,238	522,005
50,050	DGB FINANCIAL GROUP, INC.	625,621	796,816
22,930	HALLA VISTEON CLIMATE CONTROL CORP.	481,495	1,112,548
5,243	HYUNDAI MIPO DOCKYARD	581,800	616,093
68,521	KGINICIS CO. LTD.	1,234,753	1,009,715
18,420	KIA MOTORS CORP.	876,411	937,364
6,353	KIWOOM SECURITIES CO. LTD.	349,706	308,243
8,630	KOREA INVESTMENT HOLDINGS CO. LTD.	309,155	453,070
1,636	SAMSUNG ELECTRONICS CO. LTD.	2,097,983	1,835,607
9,049	YOUNGONE HOLDINGS CO. LTD.	515,320	866,097
		8,599,745	9,981,610	1.97%
Spain:
7,845	ABERTIS INFRAESTRUCTURAS S.A.	102,995	154,971
1,260	ACCIONA S.A.(b)	78,312	94,309
7,760	ACERINOX S.A.	95,129	119,281
5,299	AMADEUS IT HOLDING S.A., CLASS A	128,321	198,244
103,161	BANCO BILBAO VIZCAYA ARGENTARIA S.A.	787,415	1,244,471
41,342	BANCO DE SABADELL S.A.	106,298	122,397
19,444	BANCO POPULAR ESPANOL S.A.	75,512	119,036
198,679	BANCO SANTANDER S.A.	1,428,379	1,909,916
98,076	BANKIA S.A.(b)	167,891	183,087
27,341	CAIXABANK S.A.	92,783	166,484
1,388	CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES S.A.	645,501	463,874
9,700	DISTRIBUIDORA INTERNACIONAL DE ALIMENTACION S.A.	47,567	69,638
7,427	ENAGAS S.A.	138,558	239,489
3,362	FERROVIAL S.A.	50,676	65,203
13,148	GAS NATURAL SDG S.A.	203,530	387,099
1,818	GRIFOLS S.A.	52,706	74,489
72,700	IBERDROLA S.A.	385,685	520,641
87,310	INDITEX S.A.	2,377,165	2,412,307
49,976	MAPFRE S.A.	136,152	176,995
21,941	MELIA HOTELS INTERNATIONAL S.A.	146,843	226,827
3,172	RED ELECTRICA CORP. S.A.	137,295	274,678
19,639	REPSOL S.A.	379,635	466,335
6,246	TECNICAS REUNIDAS S.A.	299,368	331,260

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Spain (Cont’d):
62,394	TELEFONICA S.A.	$864,770	965,777
4,021	ZARDOYA OTIS S.A.	45,057	49,873
		8,973,543	11,036,681	2.18%
Sweden:
7,400	ASSA ABLOY AB, CLASS B	89,466	382,101
11,337	ATLAS COPCO AB, CLASS A	121,648	325,216
6,368	ATLAS COPCO AB, CLASS B	78,834	165,377
34,110	DUNI AB	300,088	427,793
8,524	ELECTROLUX AB, CLASS B	113,200	225,503
8,575	ELEKTA AB, CLASS B	104,728	84,550
15,793	HENNES & MAURITZ AB, CLASS B	349,564	655,488
3,700	HEXAGON AB, CLASS B	56,830	117,420
17,500	HUSQVARNA AB, CLASS B	64,201	123,926
10,000	INDUSTRIVARDEN AB, CLASS C	103,927	174,751
3,000	INVESTMENT AB KINNEVIK, CLASS B	51,225	108,384
11,800	INVESTOR AB, CLASS B	161,782	417,317
1,045	MILLICOM INTERNATIONAL CELLULAR S.A. SDR	88,132	83,921
43,747	NORDEA BANK AB	262,992	569,269
13,730	ORIFLAME COSMETICS S.A. SDR	453,020	236,698
23,773	SANDVIK AB	201,678	268,171
15,868	SECURITAS AB, CLASS B	125,722	176,250
41,800	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	171,318	558,415
2,800	SKANSKA AB, CLASS B	23,703	57,932
5,793	SKF AB, CLASS B	143,420	120,982
5,400	SSAB AB, CLASS A(b)	48,129	46,359
80,905	SVENSKA CELLULOSA AB S.C.A., CLASS B	1,643,443	1,929,566
11,896	SVENSKA HANDELSBANKEN AB, CLASS A	264,805	559,686
10,728	SWEDBANK AB, CLASS A	252,260	270,133
3,023	SWEDISH MATCH AB	101,559	98,030
9,481	TELE2 AB, CLASS B	115,918	114,505
58,718	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	533,417	745,367
36,666	TELIASONERA AB	193,138	253,654
21,000	VOLVO AB, CLASS B	127,847	228,305
		6,345,994	9,525,069	1.88%
Switzerland:
62,442	ABB LTD. (REGISTERED)(b)	1,026,136	1,404,896
25,512	ACE LTD.	2,060,085	2,675,443
1,367	ACTELION LTD. (REGISTERED)(b)	52,159	160,798
19,861	ADECCO S.A. (REGISTERED)(b)	877,950	1,349,100
2,059	ARYZTA A.G.(b)	50,704	177,604
484	BALOISE HOLDING A.G. (REGISTERED)	26,452	62,103
93	BANQUE CANTONALE VAUDOISE (REGISTERED)	50,737	49,875
88	BARRY CALLEBAUT A.G. (REGISTERED)(b)	88,741	97,890
8,167	CIE FINANCIERE RICHEMONT S.A. (REGISTERED)	550,611	670,247
3,112	COCA-COLA HBC A.G. - CDI(b)	71,422	67,250
21,908	CREDIT SUISSE GROUP A.G. (REGISTERED)(b)	555,076	607,421
1,115	GEBERIT A.G. (REGISTERED)	110,661	360,649
140	GIVAUDAN S.A. (REGISTERED)(b)	76,496	224,070
189,200	GLENCORE PLC(b)	736,586	1,052,669
4,025	HOLCIM LTD. (REGISTERED)(b)	183,971	293,643
4,134	JULIUS BAER GROUP LTD.(b)	87,890	185,547
41	LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	59,775	204,893
3	LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	178,124
45,240	LOGITECH INTERNATIONAL S.A. (REGISTERED)	392,534	579,977
897	LONZA GROUP A.G. (REGISTERED)(b)	50,452	108,426
89,357	NESTLE S.A. (REGISTERED)	3,474,052	6,575,185
40,470	NOBEL BIOCARE HOLDING A.G. (REGISTERED)(b)	378,692	718,515
61,763	NOVARTIS A.G. (REGISTERED)	2,784,000	5,832,130
12,620	PANALPINA WELTTRANSPORT HOLDING
	A.G. (REGISTERED)	1,018,941	1,587,579
8,383	PARGESA HOLDING S.A. (BEARER)	532,821	667,778
13,103	ROCHE HOLDING A.G. (GENUSSCHEIN)	1,721,829	3,885,471
1,381	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	108,493	187,470
589	SCHINDLER HOLDING A.G. (REGISTERED)	68,597	78,599
1,109	SGS S.A. (REGISTERED)	2,294,555	2,301,172
77	SIKA A.G. (BEARER)	152,753	267,125
1,300	SONOVA HOLDING A.G. (REGISTERED)	84,464	207,793

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Switzerland (Cont’d):
10,640	STMICROELECTRONICS N.V.	$55,625	82,246
635	SULZER A.G. (REGISTERED)	30,609	78,153
3,065	SWATCH GROUP (THE) A.G. (BEARER)	1,480,876	1,457,858
743	SWISS LIFE HOLDING A.G. (REGISTERED)(b)	101,194	177,598
884	SWISS PRIME SITE A.G. (REGISTERED)(b)	67,167	65,650
4,298	SWISS RE A.G.(b)	331,919	342,823
459	SWISSCOM A.G. (REGISTERED)	157,641	260,823
1,427	SYNGENTA A.G. (REGISTERED)	339,691	454,840
37,635	TE CONNECTIVITY LTD.	689,319	2,080,839
3,441	TRANSOCEAN LTD.	157,048	110,009
56,395	UBS A.G. (REGISTERED)(b)	905,252	984,121
4,176	WOLSELEY PLC	70,461	219,481
2,235	ZURICH INSURANCE GROUP A.G.(b)	358,327	666,731
		24,548,116	39,800,614	7.87%
Taiwan:
671,160	D-LINK CORP.	372,053	400,452
121,000	GIANT MANUFACTURING CO. LTD.	642,691	942,718
176,000	SIMPLO TECHNOLOGY CO. LTD.	932,483	853,400
161,401	TAIWAN SEMICONDUCTOR MANUFACTURING CO.
	LTD. ADR(d)	2,481,419	3,257,072
190,000	TRIPOD TECHNOLOGY CORP.	428,387	392,248
		4,857,033	5,845,890	1.16%
Thailand:
843,000	LPN DEVELOPMENT PCL (REGISTERED)	503,455	564,167
476,700	PRUKSA REAL ESTATE PCL (REGISTERED)	328,735	503,530
		832,190	1,067,697	0.21%
Turkey:
185,420	TEKNOSA IC VE DIS TICARET A.S.	1,131,777	654,840
		1,131,777	654,840	0.13%
United Kingdom:
25,248	3I GROUP PLC	88,645	156,888
13,185	ABERDEEN ASSET MANAGEMENT PLC	49,918	85,606
85,589	ADMIRAL GROUP PLC	1,587,292	1,780,196
816,899	ADVANCED COMPUTER SOFTWARE GROUP PLC	1,477,842	1,529,585
5,755	AGGREKO PLC	166,030	144,424
99,475	ALENT PLC	491,191	528,948
49,843	AMEC PLC	775,468	892,065
24,964	ANGLO AMERICAN PLC	493,529	560,110
9,080	ANTOFAGASTA PLC	92,822	106,131
14,387	AON PLC	684,159	1,261,308
20,590	ARM HOLDINGS PLC	287,778	302,418
32,055	ARM HOLDINGS PLC ADR(d)	914,776	1,400,483
171,186	ASHMORE GROUP PLC	986,974	854,756
684	ASOS PLC(b)	51,191	24,950
5,043	ASSOCIATED BRITISH FOODS PLC	166,737	219,021
22,825	ASTRAZENECA PLC	798,637	1,643,477
59,299	AVIVA PLC	212,664	503,254
5,239	BABCOCK INTERNATIONAL GROUP PLC	41,807	92,746
46,467	BAE SYSTEMS PLC	230,164	355,181
13,290	BALFOUR BEATTY PLC	50,926	40,634
269,400	BARCLAYS PLC	1,019,431	993,360
13,160	BELLWAY PLC	213,724	334,309
31,740	BERENDSEN PLC	288,183	504,262
61,258	BG GROUP PLC	967,887	1,132,116
23,170	BOVIS HOMES GROUP PLC	193,551	292,608
342,163	BP PLC	2,297,004	2,515,276
31,351	BRITISH AMERICAN TOBACCO PLC	1,181,690	1,769,715
11,630	BRITISH LAND (THE) CO. PLC	61,579	132,449
21,111	BRITISH SKY BROADCASTING GROUP PLC	176,560	301,857
143,369	BT GROUP PLC	523,985	882,276
5,069	BUNZL PLC	39,524	132,304
65,002	BURBERRY GROUP PLC	1,388,312	1,592,261
16,980	CAPITA PLC	162,367	320,416
92,189	CENTRICA PLC	340,421	460,014
24,375	CNH INDUSTRIAL N.V.	141,398	193,957

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
28,496	COBHAM PLC	$93,701	134,477
210,719	COMPASS GROUP PLC	1,299,545	3,404,115
2,950	CRODA INTERNATIONAL PLC	101,220	98,183
268,760	DEBENHAMS PLC	325,200	254,013
82,520	DEVRO PLC	362,296	318,056
73,551	DIAGEO PLC	1,002,365	2,128,384
16,194	DIGNITY PLC	263,160	384,605
142,245	DIPLOMA PLC	1,049,766	1,589,990
32,144	DIRECT LINE INSURANCE GROUP PLC	123,935	153,308
13,691	DIXONS CARPHONE PLC	84,128	81,301
95	DRAX GROUP PLC	544	996
2,272	EASYJET PLC	52,680	52,413
34,018	FRIENDS LIFE GROUP LTD.	144,933	169,912
21,685	G4S PLC	77,070	88,133
32,712	GKN PLC	101,683	169,275
90,076	GLAXOSMITHKLINE PLC	1,381,195	2,063,357
101,170	GREGGS PLC	781,008	970,950
17,505	HAMMERSON PLC	69,535	163,033
104,290	HOMESERVE PLC	364,770	540,516
335,233	HSBC HOLDINGS PLC	2,323,658	3,402,622
108,829	IG GROUP HOLDINGS PLC	792,035	1,048,865
2,476	IMI PLC	52,347	49,372
18,792	IMPERIAL TOBACCO GROUP PLC	441,174	811,578
11,958	INMARSAT PLC	92,794	135,894
1,678	INTERCONTINENTAL HOTELS GROUP PLC	52,076	64,716
32,745	INTERNATIONAL CONSOLIDATED AIRLINES
	GROUP S.A.(b)	90,834	195,006
2,722	INTERTEK GROUP PLC	108,909	115,659
6,025	INTU PROPERTIES PLC	21,274	31,519
652,159	ITE GROUP PLC	2,467,879	1,792,035
40,973	ITV PLC	90,693	138,028
29,306	J SAINSBURY PLC	141,007	119,486
3,841	JOHNSON MATTHEY PLC	85,088	181,761
42,914	KINGFISHER PLC	109,517	225,337
133,080	LAIRD PLC	465,719	668,155
15,511	LAND SECURITIES GROUP PLC	113,585	261,263
76,900	LEGAL & GENERAL GROUP PLC	203,240	285,361
2,016,204	LLOYDS BANKING GROUP PLC(b)	1,669,728	2,512,549
6,030	LONDON STOCK EXCHANGE GROUP PLC	69,795	182,607
449,800	MAN GROUP PLC	638,904	866,282
25,083	MARKS & SPENCER GROUP PLC	101,882	164,524
253,451	MEARS GROUP PLC	1,269,828	1,787,337
13,587	MEGGITT PLC	60,745	99,384
13,437	MELROSE INDUSTRIES PLC	52,258	53,957
55,968	NATIONAL GRID PLC	547,375	805,705
3,200	NEXT PLC	86,367	342,646
96,618	OLD MUTUAL PLC	133,905	284,601
17,030	PEARSON PLC	231,527	342,341
2,408	PERSIMMON PLC(b)	52,915	52,076
6,290	PETROFAC LTD.	120,064	105,743
40,642	PRUDENTIAL PLC	617,594	906,602
151,287	QINETIQ GROUP PLC	304,991	550,606
2,341	RANDGOLD RESOURCES LTD.	150,411	159,736
42,700	RECKITT BENCKISER GROUP PLC	3,167,907	3,703,436
21,554	REED ELSEVIER N.V.	285,022	489,211
179,182	REED ELSEVIER PLC	1,410,812	2,869,951
10,746	REXAM PLC	57,562	85,676
22,300	RIGHTMOVE PLC	850,590	777,983
7,202	RIO TINTO LTD.	402,208	375,694
20,340	RIO TINTO PLC	890,650	999,613
33,377	ROLLS-ROYCE HOLDINGS PLC(b)	497,076	521,882
23,600	ROTORK PLC	1,041,897	1,057,865
416,833	ROYAL BANK OF SCOTLAND GROUP PLC(b)	2,369,600	2,488,107
7,055	ROYAL MAIL PLC	51,348	44,857
12,917	RSA INSURANCE GROUP PLC(b)	94,770	101,458
15,612	SABMILLER PLC	708,109	867,606
20,657	SAGE GROUP (THE) PLC	74,323	122,366

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
8,660	SAVILLS PLC	$53,120	85,849
10,277	SEGRO PLC	36,889	60,494
76,309	SERCO GROUP PLC	420,911	353,930
4,954	SEVERN TRENT PLC	76,220	150,745
18,823	SMITH & NEPHEW PLC	151,602	317,355
5,478	SMITHS GROUP PLC	80,025	112,252
4,369	SPORTS DIRECT INTERNATIONAL PLC(b)	53,129	43,807
16,949	SSE PLC	293,983	425,067
40,912	STANDARD CHARTERED PLC	640,820	756,431
48,103	STANDARD LIFE PLC	131,737	323,158
5,810	SUBSEA 7 S.A.	121,417	82,971
8,607	TATE & LYLE PLC	92,385	82,533
627,030	TESCO PLC	3,213,290	1,892,741
1,868	TRAVIS PERKINS PLC	52,605	50,391
26,129	TSB BANKING GROUP PLC(b)(e)	119,473	117,758
7,537	TUI TRAVEL PLC	50,440	47,543
14,874	TULLOW OIL PLC	212,172	155,408
26,076	UNILEVER N.V. - CVA	863,492	1,038,450
24,244	UNILEVER PLC	545,189	1,015,987
26,329	UNILEVER PLC ADR(d)	630,259	1,103,185
10,541	UNITED UTILITIES GROUP PLC	80,109	138,075
256,900	VECTURA GROUP PLC(b)	364,176	549,745
2,343	VEDANTA RESOURCES PLC	35,450	37,927
111,475	VESUVIUS PLC	543,942	816,483
506,343	VODAFONE GROUP PLC	1,671,709	1,677,833
3,239	WEIR GROUP (THE) PLC	94,600	131,378
2,849	WHITBREAD PLC	65,613	191,859
8,611	WILLIAM HILL PLC	52,153	51,623
51,312	WM MORRISON SUPERMARKETS PLC	206,637	139,999
25,749	WPP PLC	191,382	517,613
		63,129,821	82,522,026	16.31%
United States:
75,641	APPLIED MATERIALS, INC.	1,318,408	1,634,602
32,627	ARCH CAPITAL GROUP LTD.(b)	623,608	1,785,350
24,880	AXIS CAPITAL HOLDINGS LTD.	938,631	1,177,570
4,351	CARNIVAL PLC	131,345	173,801
2,477	CATAMARAN CORP.(b)	112,176	104,326
50,664	COCA-COLA ENTERPRISES, INC.	1,589,385	2,247,455
159,702	FLEXTRONICS INTERNATIONAL LTD.(b)	1,065,067	1,648,125
16,540	STEINER LEISURE LTD.(b)	783,275	621,739
8,041	THOMSON REUTERS CORP.	206,631	292,935
		6,768,526	9,685,903	1.91%
	Sub-total Common Stocks:	360,267,332	482,259,982	95.31%
Master Limited Partnerships:
United States:
52,949	LAZARD LTD., CLASS A	1,528,961	2,684,514
		1,528,961	2,684,514	0.53%
	Sub-total Master Limited Partnerships:	1,528,961	2,684,514	0.53%
Preferred Stocks:
Germany:
1,521	BAYERISCHE MOTOREN WERKE A.G.	49,612	123,776
2,200	DRAEGERWERK A.G. & CO. KGAA	284,294	194,788
2,072	HENKEL A.G. & CO. KGAA	181,473	206,903
3,478	PORSCHE AUTOMOBIL HOLDING S.E.	159,145	278,685
2,770	RWE A.G. (NON VOTING)	76,994	83,828
2,472	VOLKSWAGEN A.G.	552,028	513,299
		1,303,546	1,401,279	0.28%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets

South Korea:
193	SAMSUNG ELECTRONICS CO. LTD.	$167,351	164,240
		167,351	164,240	0.03%
	Sub-total Preferred Stocks	1,470,897	1,565,519	0.31%
Rights:
Austria:
10,586	IMMOEAST A.G.(b)(c)	-	-
		-	-	0.00%
France:
2	GROUPE FNAC(b)	-	8
		-	8	0.00%
Italy:
10,222	FIAT S.P.A(b)(c)	-	-
		-	-	0.00%
Spain:
103,161	BANCO BILBAO VIZCAYA ARGENTARIA S.A.(b)	10,473	10,294
19,444	BANCO POPULAR ESPANOL S.A.(b)	296	270
		10,769	10,564	0.00%
	Sub-total Rights	10,769	10,572	0.00%
Warrants:
France:
12,969	PEUGEOT S.A.
	EXP. 4/29/17, STRIKE $6.43(b)	-	24,276
		-	24,276	0.01%
Hong Kong:
1,666	SUN HUNG KAI PROPERTIES LTD.
	EXP. 4/22/16, STRIKE $98.60(b)	-	2,785
		-	2,785	0.00%
	Sub-total Warrants	-	27,061	0.01%
Investment Companies:
United States:
18,600	ISHARES MSCI EAFE SMALL-CAP ETF	840,348	902,100
		840,348	902,100	0.18%
	Sub-total Investment Companies	840,348	902,100	0.18%
Short-Term Investments:
17,619,765	NORTHERN INSTITUTIONAL FUNDS -
	U.S. GOVERNMENT SELECT PORTFOLIO, 0.01%(g)	17,619,765	17,619,765
	Sub-total Short-Term Investments:	17,619,765	17,619,765	3.48%
	Grand total(h)	$381,738,072	505,069,513	99.82%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2014

Notes to Schedule of Investments:

(a)

Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Non-income producing assets.
(c)	Security has been deemed worthless and is a Level 3 investment.
(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 2.15% of net assets as of September 30, 2014.
(e)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(f)	This security is being fair valued according to procedures adopted by the Board of Trustees.
(g)

The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2013, the value of the Clearwater International Fund’s (the “International Fund’s”) investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was approximately $17,465,003 with net purchases of approximately $154,762 during the nine months ended September 30, 2014.

(h)

At September 30, 2014, the cost for Federal income tax purposes was $384,884,868. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$135,958,858
Gross unrealized depreciation	(15,774,213)
Net unrealized appreciation	$120,184,645

At September 30, 2014, the industry sectors for the Clearwater International Fund were:

Percent of Long-Term Investments

Industry Sector
Consumer Discretionary	17.19%
Consumer Staples	10.52
Energy	6.49
Financials	21.51
Health Care	9.60
Industrials	14.83
Information Technology	9.64
Materials	5.71
Telecommunication Services	2.58
Utilities	1.93
100.00%

At September 30, 2014, the Clearwater International Fund’s investments were denominated in the following currencies:

Percent of
Long-Term
Concentration by Currency	Investments
Euro	20.42%
British Pound	17.46
Japanese Yen	13.99
United States Dollar	10.96
Canadian Dollar	7.09
Hong Kong Dollar	6.77
Swiss Franc	6.76
Australian Dollar	5.86
All other currencies less than 5%	10.69
100.00%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2014

At September 30, 2014, the International Fund had outstanding forward foreign currency exchange contracts as follows:

	Amount	In	Amount
Contracts To	(Local	Exchange	(Local	Settlement	Unrealized
Deliver Currency	Currency)	For Currency	Currency)	Date	Gains (Losses)	Counterparty

Japanese Yen	376,474,272	United States Dollar	3,688,393	2/13/15	$250,688	Northern Trust
United States Dollar	246,446	Japanese Yen	26,899,872	2/13/15	(815)	Northern Trust
					$249,873

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2014

Fair value is an estimate of the price the International Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the International Fund’s investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayments speeds, credit risks, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded, with foreign security values stated in U.S. dollars. Security transactions are accounted for as of trade date. Wherever possible, the International Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the International Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the International Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2014.

	Level 1	Level 2	Level 3	Total

Common Stocks
Thailand	$—	$1,067,697	$—	$1,067,697
China	12,535,294	—	232,492	12,767,786
All Other Countries	468,424,499	—	—	468,424,499
Master Limited Partnerships	2,684,514	—	—	2,684,514
Preferred Stocks	1,565,519	—	—	1,565,519
Rights	10,572	—	—	10,572
Warrants	27,061	—	—	27,061
Investment Companies	902,100	—	—	902,100
Short-Term Investments	17,619,765	—	—	17,619,765
Total	$503,769,324	$1,067,697	$232,492	$505,069,513

For the International Fund, 100% of the investment value is compromised of equity securities, master limited partnerships, rights, warrants, investment companies and short-term investments. See the International Fund’s Schedule of Investments for geographical classification. Investments in equity securities, master limited partnerships, investment companies and short-term securities generally are valued at the last sales price or regular trading session closing price on the principal exchange or market where the securities are traded. Investments in rights and warrants generally are determined by taking into account the terms of the rights as well as the value of the underlying equity securities, which are determined by the valuation methodology described above. At September 30, 2014, common stock securities with a fair value of $1,067,697 were classified as Level 2 as their values were based on the observable inputs of another security trading in the active market. A common stock security with a fair value of $232,492 was classified as Level 3 as the Valuation Committee determined the fair valuation by taking into account the last traded price at the time the security stopped trading in the active market.

The International Fund records all transfers between levels based on valuations at the end of each reporting period. At September 30, 2014, a security with a fair value of $564,167 was valued based on the observable inputs of another security trading in the active market. This security, based in the country of Thailand, transferred from Level 1 to Level 2 from December 31, 2013 to September 30, 2014, as the security was priced based on an unadjusted price in the active market at December 31, 2013. There were no transfers in or out of Level 3 classifications based on levels assigned to the securities on December 31, 2013.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2014

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
China
Balance as of 12/31/13	$—
Realized Gains	—
Realized Losses	—
Change in Unrealized Appreciation	—
Change in Unrealized Depreciation	(74,038)
Purchases	306,530
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 9/30/14	$232,492
Net increase (decrease) in unrealized appreciation (depreciation)(1)	$(74,038)

(1)	The net increase (decrease) in unrealized appreciation (depreciation) on Level 3 securities still held at September 30, 2014.

There were no significant Level 3 valuations for which significant unobservable valuations inputs were developed at September 30, 2014.

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Exchange Contracts	$—	$250,688	$—	$250,688
Liabilities
Forward Foreign Currency Exchange Contracts	—	(815)	—	(815)
Total Other Financial Instruments	$—	$249,873	$—	$249,873

The forward foreign currency exchange contracts outstanding at September 30, 2014 are considered Level 2 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater International Fund (unaudited)
September 30, 2014

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto as Exhibit 99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clearwater Investment Trust

By:	/s/Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer) and
Treasurer (Principal Financial Officer)

Date:	November 26, 2014

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer)

Date:	November 26, 2014

By:	/s/Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
Treasurer (Principal Financial Officer)

Date:	November 26, 2014